UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report

December 31, 2020

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2020

% of fund's net assets
New Jersey	15.7
Illinois	9.2
Nevada	8.9
Michigan	7.7
Texas	7.0

Top Five Sectors as of December 31, 2020

% of fund's net assets
Health Care	25.6
Transportation	24.1
General Obligations	21.8
Education	9.2
Electric Utilities	6.6

Quality Diversification (% of fund's net assets)

As of December 31, 2020
AAA	1.0%
AA,A	67.2%
BBB	25.3%
BB and Below	3.1%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Alabama - 3.7%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,002,982
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	502,736

TOTAL ALABAMA		1,505,718

Arizona - 3.9%
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,019,805
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	306,988
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	246,823

TOTAL ARIZONA		1,573,616

California - 4.0%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	465,000	475,135
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (Escrowed to Maturity) (a)	500,000	507,742
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	612,181

TOTAL CALIFORNIA		1,595,058

Connecticut - 3.0%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	508,621
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$507,678
Series K3, 5% 7/1/21	210,000	213,225

TOTAL CONNECTICUT		1,229,524

Florida - 5.5%
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	434,730
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	767,695
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,018,784

TOTAL FLORIDA		2,221,209

Georgia - 1.9%
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	690,000
Series 2011 B, 5% 1/1/21	85,000	85,000

TOTAL GEORGIA		775,000

Illinois - 9.2%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/21	400,000	400,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2015 B, 5% 1/1/21	465,000	465,000
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	203,533
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	304,608
Series 2016, 5% 5/15/21	200,000	203,072
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	503,133
Series 2013, 5% 7/1/21	510,000	519,923
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,003,315
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	51,172
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.25% 6/1/21	60,000	61,185

TOTAL ILLINOIS		3,714,941

Indiana - 2.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	200,000
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	500,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	100,000

TOTAL INDIANA		800,000

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	101,593
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	255,150
Michigan - 7.7%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	507,561
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21	180,000	183,030
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	204,336
Michigan Fin. Auth. Rev. Series 2015 D1, 5% 7/1/21	500,000	511,547
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	300,000	305,424
Milan Area Schools Series 2019, 5% 5/1/21	305,000	309,532
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	223,436
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	761,143
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21	100,000	102,180

TOTAL MICHIGAN		3,108,189

Minnesota - 0.8%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	318,200
Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	100,000	102,150
Nevada - 8.9%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,784,663
Series 2018 A, 5% 7/1/21	250,000	255,599
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	254,934
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	303,429

TOTAL NEVADA		3,598,625

New Jersey - 15.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	710,841
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	652,849
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	130,000	130,926
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	327,563
Series 2015 XX, 5% 6/15/21	1,025,000	1,045,867
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	549,224
Series 2013 A, 5% 7/1/21 (Escrowed to Maturity)	100,000	102,384
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	498,854
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,023,493
Series 2017 A, 5% 7/1/21	170,000	173,621
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	254,892
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	101,703
Series 2011 B, 5% 6/15/21	750,000	765,268

TOTAL NEW JERSEY		6,337,485

New York - 4.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	510,997
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	335,000	342,552
Series 2019 A, 5% 5/1/21	500,000	506,853
Series 2020 A, 5% 7/1/21	100,000	102,254
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	204,409

TOTAL NEW YORK		1,667,065

Ohio - 2.5%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,017,666
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	231,623
Port of Portland Arpt. Rev.:
Series 22, 5% 7/1/21 (a)	650,000	662,777
Series 26 C, 5% 7/1/21 (a)	200,000	203,931

TOTAL OREGON		1,098,331

Pennsylvania - 6.1%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/21	400,000	400,829
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/21	200,000	203,533
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	686,516
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	503,467
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A, 5% 4/15/21	100,000	101,278
Philadelphia Arpt. Rev. Series 2011 A, 5% 6/15/21 (a)	45,000	45,898
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	509,309

TOTAL PENNSYLVANIA		2,450,830

Pennsylvania, New Jersey - 0.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	332,668
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	260,889
Tennessee - 1.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	503,284
Texas - 7.0%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	255,698
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,021,795
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	511,147
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	510,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	511,547

TOTAL TEXAS		2,810,187

Virginia - 0.9%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/21	250,000	251,931
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	112,080

TOTAL VIRGINIA		364,011

Washington - 2.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	240,000
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	675,000
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	199,838

TOTAL WASHINGTON		1,114,838

Wisconsin - 2.9%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	500,000	502,728
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	102,180
Series 2014, 5% 5/1/21	540,000	547,188

TOTAL WISCONSIN		1,152,096

TOTAL MUNICIPAL BONDS
(Cost $39,770,092)		40,008,323
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $39,770,092)		40,008,323
NET OTHER ASSETS (LIABILITIES) - 0.9%		362,619
NET ASSETS - 100%		$40,370,942

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$732
Total	$732

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$40,008,323	$--	$40,008,323	$--
Total Investments in Securities:	$40,008,323	$--	$40,008,323	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.6%
Transportation	24.1%
General Obligations	21.8%
Education	9.2%
Electric Utilities	6.6%
Others* (Individually Less Than 5%)	12.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,770,092)		$40,008,323
Interest receivable		701,154
Distributions receivable from Fidelity Central Funds		48
Other receivables		46
Total assets		40,709,571
Liabilities
Payable to custodian bank	$172,536
Payable for fund shares redeemed	137,246
Distributions payable	13,999
Accrued management fee	10,403
Distribution and service plan fees payable	978
Other affiliated payables	3,467
Total liabilities		338,629
Net Assets		$40,370,942
Net Assets consist of:
Paid in capital		$40,093,060
Total accumulated earnings (loss)		277,882
Net Assets		$40,370,942
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,583,741 ÷ 429,769 shares)(a)		$10.67
Maximum offering price per share (100/97.25 of $10.67)		$10.97
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($25,940,776 ÷ 2,432,256 shares)		$10.67
Class I:
Net Asset Value, offering price and redemption price per share ($9,846,425 ÷ 923,229 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Interest		$532,002
Income from Fidelity Central Funds		713
Total income		532,715
Expenses
Management fee	$68,208
Transfer agent fees	22,736
Distribution and service plan fees	6,534
Independent trustees' fees and expenses	75
Commitment fees	55
Total expenses before reductions	97,608
Expense reductions	(49)
Total expenses after reductions		97,559
Net investment income (loss)		435,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,858
Capital gain distributions from Fidelity Central Funds	19
Total net realized gain (loss)		171,877
Change in net unrealized appreciation (depreciation) on investment securities		(389,290)
Net gain (loss)		(217,413)
Net increase (decrease) in net assets resulting from operations		$217,743

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$435,156	$1,028,817
Net realized gain (loss)	171,877	136,474
Change in net unrealized appreciation (depreciation)	(389,290)	(381,945)
Net increase (decrease) in net assets resulting from operations	217,743	783,346
Distributions to shareholders	(606,962)	(1,083,370)
Share transactions - net increase (decrease)	(10,742,400)	(938,474)
Total increase (decrease) in net assets	(11,131,619)	(1,238,498)
Net Assets
Beginning of period	51,502,561	52,741,059
End of period	$40,370,942	$51,502,561

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.091	.195	.196	.186	.188	.204
Net realized and unrealized gain (loss)	(.048)	(.058)	.090	(.191)	(.238)	.376
Total from investment operations	.043	.137	.286	(.005)	(.050)	.580
Distributions from net investment income	(.091)	(.195)	(.196)	(.185)	(.188)	(.205)
Distributions from net realized gain	(.042)	(.012)	–	–	(.022)	(.015)
Total distributions	(.133)	(.207)	(.196)	(.185)	(.210)	(.220)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.67	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC,D,E	.40%	1.28%	2.69%	(.04)%	(.44)%	5.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.68%H	1.81%	1.82%	1.71%	1.71%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,584	$5,620	$5,435	$7,399	$11,790	$11,915
Portfolio turnover rateI	- %H	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.105	.222	.222	.212	.215	.231
Net realized and unrealized gain (loss)	(.049)	(.058)	.091	(.190)	(.238)	.376
Total from investment operations	.056	.164	.313	.022	(.023)	.607
Distributions from net investment income	(.104)	(.222)	(.223)	(.212)	(.215)	(.232)
Distributions from net realized gain	(.042)	(.012)	–	–	(.022)	(.015)
Total distributions	(.146)	(.234)	(.223)	(.212)	(.237)	(.247)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.67	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC,D	.52%	1.53%	2.95%	.21%	(.19)%	5.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.93%G	2.06%	2.07%	1.96%	1.96%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$25,941	$33,722	$34,247	$33,746	$36,809	$35,297
Portfolio turnover rateH	- %G	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.104	.222	.222	.212	.215	.231
Net realized and unrealized gain (loss)	(.048)	(.058)	.091	(.190)	(.238)	.376
Total from investment operations	.056	.164	.313	.022	(.023)	.607
Distributions from net investment income	(.104)	(.222)	(.223)	(.212)	(.215)	(.232)
Distributions from net realized gain	(.042)	(.012)	–	–	(.022)	(.015)
Total distributions	(.146)	(.234)	(.223)	(.212)	(.237)	(.247)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.67	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC,D	.52%	1.53%	2.95%	.21%	(.19)%	5.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.93%G	2.06%	2.07%	1.96%	1.96%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$9,846	$12,161	$13,060	$22,313	$19,120	$18,771
Portfolio turnover rateH	- %G	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2020

% of fund's net assets
Illinois	14.8
New Jersey	10.1
Florida	7.7
Ohio	7.0
New York	6.9

Top Five Sectors as of December 31, 2020

% of fund's net assets
General Obligations	25.3
Health Care	24.0
Transportation	17.0
Special Tax	9.0
Education	7.1

Quality Diversification (% of fund's net assets)

As of December 31, 2020
AAA	0.7%
AA,A	76.6%
BBB	14.2%
BB and Below	3.9%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 2.9%
Alabama Pub. School & College Auth. Rev. Series 2020 A, 5% 11/1/23	100,000	113,573
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	359,603
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$546,690
Series 2016 B, 5% 3/1/23	100,000	109,338

TOTAL ALABAMA		1,129,204

Arizona - 3.5%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	336,706
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	130,000	136,704
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	111,808
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	500,396
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	277,998

TOTAL ARIZONA		1,363,612

California - 3.4%
California Gen. Oblig. Series 2017, 5% 8/1/23	200,000	224,614
California Health Facilities Fing. Auth. Rev. Series 2013 A:
5% 3/1/23	110,000	120,997
5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	100,000	112,494
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	133,031
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	300,000	335,583
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	191,850
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	220,508

TOTAL CALIFORNIA		1,339,077

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	195,000	203,358
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	221,662
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	111,418

TOTAL COLORADO		536,438

Connecticut - 3.1%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	222,784
Series 2019 A, 5% 4/15/23	200,000	221,302
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	536,635
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	110,360
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	109,523

TOTAL CONNECTICUT		1,200,604

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	278,725
Series 2015 B, 5% 7/1/23	45,000	50,171
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	556,260
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	315,510
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	553,390
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	215,644
Series 2014 B, 5% 7/1/23	90,000	99,606
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,205
Series 2015 D, 5% 2/1/23	650,000	712,075
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	161,621

TOTAL FLORIDA		2,976,207

Georgia - 1.4%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	300,000	312,885
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	229,425

TOTAL GEORGIA		542,310

Illinois - 14.8%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	434,244
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	217,080
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	550,350
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	548,965
Series 2019, 5% 4/1/23	500,000	550,465
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	319,553
Series 2014, 5% 2/1/23	250,000	267,918
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	558,261
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	89,778
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	886,563
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	543,295
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	135,807
Series 2002:
5.7% 6/15/23	45,000	49,101
5.7% 6/15/23 (Escrowed to Maturity)	45,000	50,831
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	553,265

TOTAL ILLINOIS		5,755,476

Indiana - 1.4%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	543,220
Kentucky - 0.8%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	295,944
Louisiana - 1.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	45,000	45,653
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	598,585

TOTAL LOUISIANA		644,238

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	208,556
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	140,669
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	56,578
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	150,000	163,907
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	253,886
Series 2019 A, 5% 7/1/23	200,000	219,468
Massachusetts Gen. Oblig. Series 2, 5% 4/1/23	300,000	332,343
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	605,604

TOTAL MASSACHUSETTS		1,772,455

Michigan - 2.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,041
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	211,618
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	433,883
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	111,252

TOTAL MICHIGAN		812,794

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	273,493
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	500,000	501,735
Nevada - 1.1%
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	419,702
New Jersey - 10.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	270,890
Carteret School District Series 2020, 2% 2/1/23	300,000	308,265
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	400,000	445,204
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	601,909
Series 2015 XX, 5% 6/15/23	250,000	276,680
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	111,991
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	222,768
Series 2013, 5% 7/1/23	200,000	223,298
Series 2016 A:
5% 7/1/23	250,000	279,188
5% 7/1/23	90,000	99,182
Series 2016, 5% 7/1/23	325,000	359,431
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	266,686
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	281,335
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	165,620

TOTAL NEW JERSEY		3,912,447

New York - 6.9%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	111,649
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	388,458
Series 2014 B, 5% 7/1/23	285,000	316,316
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	586,228
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	191,954
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	317,862
New York State Dorm. Auth. Series 2017 A, 5% 2/15/23	400,000	440,256
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	333,282

TOTAL NEW YORK		2,686,005

Ohio - 7.0%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	542,495
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	434,000
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	500,000	554,045
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	109,201
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	219,188
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	325,434
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	551,615

TOTAL OHIO		2,735,978

Oregon - 1.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	260,000
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	276,945

TOTAL OREGON		536,945

Pennsylvania - 5.5%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/23	300,000	314,496
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	221,152
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	343,483
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	111,252
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	278,923
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	250,000	276,063
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	111,252
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	111,728
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	374,408

TOTAL PENNSYLVANIA		2,142,757

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	275,838
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	110,752
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	166,878
Tennessee - 1.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	220,874
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	500,000	537,920

TOTAL TENNESSEE		758,794

Texas - 2.3%
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	250,000	277,525
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	327,813
Series 2015 B, 5% 1/1/23	250,000	273,178

TOTAL TEXAS		878,516

Virginia - 2.1%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	209,306
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	267,968
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	220,818
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	103,633

TOTAL VIRGINIA		801,725

Washington - 4.6%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	276,355
Series 2015 B, 5% 3/1/23	250,000	274,025
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	330,588
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	327,906
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	158,520
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	421,754

TOTAL WASHINGTON		1,789,148

Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	556,260
TOTAL MUNICIPAL BONDS
(Cost $36,372,473)		37,667,108
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $36,372,473)		37,667,108
NET OTHER ASSETS (LIABILITIES) - 3.0%		1,152,034
NET ASSETS - 100%		$38,819,142

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$314
Total	$314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$37,667,108	$--	$37,667,108	$--
Total Investments in Securities:	$37,667,108	$--	$37,667,108	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	25.3%
Health Care	24.0%
Transportation	17.0%
Special Tax	9.0%
Education	7.1%
Electric Utilities	6.3%
Others* (Individually Less Than 5%)	11.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,372,473)		$37,667,108
Cash		637,920
Receivable for fund shares sold		30,000
Interest receivable		540,441
Other receivables		156
Total assets		38,875,625
Liabilities
Payable for fund shares redeemed	$27,406
Distributions payable	15,890
Accrued management fee	9,457
Transfer agent fee payable	3,153
Distribution and service plan fees payable	577
Total liabilities		56,483
Net Assets		$38,819,142
Net Assets consist of:
Paid in capital		$37,574,646
Total accumulated earnings (loss)		1,244,496
Net Assets		$38,819,142
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,004,922 ÷ 287,249 shares)(a)		$10.46
Maximum offering price per share (100/97.25 of $10.46)		$10.76
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($27,218,588 ÷ 2,602,001 shares)		$10.46
Class I:
Net Asset Value, offering price and redemption price per share ($8,595,632 ÷ 821,687 shares)		$10.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Interest		$418,081
Income from Fidelity Central Funds		314
Total income		418,395
Expenses
Management fee	$56,296
Transfer agent fees	18,765
Distribution and service plan fees	3,327
Independent trustees' fees and expenses	59
Commitment fees	41
Total expenses before reductions	78,488
Expense reductions	(179)
Total expenses after reductions		78,309
Net investment income (loss)		340,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,521
Total net realized gain (loss)		45,521
Change in net unrealized appreciation (depreciation) on investment securities		161,432
Net gain (loss)		206,953
Net increase (decrease) in net assets resulting from operations		$547,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$340,086	$734,861
Net realized gain (loss)	45,521	61,900
Change in net unrealized appreciation (depreciation)	161,432	42,967
Net increase (decrease) in net assets resulting from operations	547,039	839,728
Distributions to shareholders	(339,635)	(733,954)
Share transactions - net increase (decrease)	1,162,224	2,250,190
Total increase (decrease) in net assets	1,369,628	2,355,964
Net Assets
Beginning of period	37,449,514	35,093,550
End of period	$38,819,142	$37,449,514

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.25	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.083	.183	.189	.175	.183	.177
Net realized and unrealized gain (loss)	.059	.060	.259	(.171)	(.272)	.596
Total from investment operations	.142	.243	.448	.004	(.089)	.773
Distributions from net investment income	(.082)	(.183)	(.188)	(.174)	(.184)	(.183)
Distributions from net realized gain	–	–	–	–	(.017)	–
Total distributions	(.082)	(.183)	(.188)	(.174)	(.201)	(.183)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.46	$10.40	$10.34	$10.08	$10.25	$10.54
Total ReturnC,D,E	1.37%	2.37%	4.50%	.04%	(.83)%	7.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.57%H	1.77%	1.86%	1.71%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,005	$2,675	$2,487	$2,390	$3,352	$5,000
Portfolio turnover rateI	15%H	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.24	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.096	.209	.214	.199	.209	.204
Net realized and unrealized gain (loss)	.060	.060	.260	(.159)	(.283)	.594
Total from investment operations	.156	.269	.474	.040	(.074)	.798
Distributions from net investment income	(.096)	(.209)	(.214)	(.200)	(.209)	(.208)
Distributions from net realized gain	–	–	–	–	(.017)	–
Total distributions	(.096)	(.209)	(.214)	(.200)	(.226)	(.208)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.46	$10.40	$10.34	$10.08	$10.24	$10.54
Total ReturnC,D	1.50%	2.63%	4.76%	.39%	(.68)%	8.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.81%G	2.02%	2.11%	1.96%	2.03%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$27,219	$25,058	$23,223	$18,883	$14,238	$18,465
Portfolio turnover rateH	15%G	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.24	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.096	.209	.213	.199	.209	.204
Net realized and unrealized gain (loss)	.060	.060	.261	(.159)	(.283)	.594
Total from investment operations	.156	.269	.474	.040	(.074)	.798
Distributions from net investment income	(.096)	(.209)	(.214)	(.200)	(.209)	(.208)
Distributions from net realized gain	–	–	–	–	(.017)	–
Total distributions	(.096)	(.209)	(.214)	(.200)	(.226)	(.208)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.46	$10.40	$10.34	$10.08	$10.24	$10.54
Total ReturnC,D	1.50%	2.63%	4.76%	.39%	(.68)%	8.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.82%G	2.02%	2.11%	1.96%	2.03%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$8,596	$9,716	$9,384	$13,944	$11,649	$15,112
Portfolio turnover rateH	15%G	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2020

% of fund's net assets
Connecticut	11.0
Pennsylvania	10.0
Illinois	10.0
Massachusetts	8.5
Florida	7.6

Top Five Sectors as of December 31, 2020

% of fund's net assets
Health Care	29.0
Transportation	23.0
Education	22.4
General Obligations	11.2
Housing	4.3

Quality Diversification (% of fund's net assets)

As of December 31, 2020
AAA	7.4%
AA,A	64.3%
BBB	19.9%
BB and Below	3.0%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	114,382
Arizona - 2.7%
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	90,710
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$298,660
Series 2017 B, 5% 7/1/25	250,000	301,373

TOTAL ARIZONA		690,743

California - 2.3%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	87,089
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	178,976
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	317,436

TOTAL CALIFORNIA		583,501

Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	193,044
Connecticut - 11.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	210,100
Series 2016 D, 5% 8/15/25	330,000	398,594
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,492
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	476,096
Series K1, 5% 7/1/25	280,000	315,137
Series K3, 5% 7/1/25	200,000	225,098
Series N, 5% 7/1/25	50,000	56,229
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (a)	935,000	1,098,707

TOTAL CONNECTICUT		2,827,453

District Of Columbia - 1.5%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	87,850
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	301,248

TOTAL DISTRICT OF COLUMBIA		389,098

Florida - 7.6%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	598,915
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	359,814
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	520,610
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	60,359
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	48,160
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	240,354
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	118,585

TOTAL FLORIDA		1,946,797

Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (a)	50,000	59,855
Illinois - 10.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	116,414
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	294,798
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	169,360
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	240,944
Series 2016, 5% 5/15/25	250,000	295,068
Series 2019, 5% 9/1/25	200,000	232,044
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	217,374
Series 2017 D, 5% 11/1/25	25,000	27,918
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	114,279
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	178,999
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	252,893
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	433,715

TOTAL ILLINOIS		2,573,806

Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	55,000	58,899
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,951

TOTAL INDIANA		88,850

Kentucky - 1.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	120,197
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	353,307

TOTAL KENTUCKY		473,504

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	116,628
Maine - 3.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	288,400
Series 2017 A, 4% 7/1/25	465,000	521,972
Series 2017 B, 4% 7/1/25	100,000	112,252

TOTAL MAINE		922,624

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	179,934
Massachusetts - 8.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	286,970
Bonds Series 2017 A2, 5%, tender 1/30/25 (b)	10,000	11,877
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	180,156
Series 2019 K, 5% 7/1/25	50,000	60,052
Series 2019, 5% 7/1/25	170,000	200,524
Series 2020 A, 5% 10/15/25	650,000	800,579
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	296,220
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	359,424

TOTAL MASSACHUSETTS		2,195,802

Michigan - 3.6%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	344,307
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	179,343
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	119,562
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	285,108

TOTAL MICHIGAN		928,320

Missouri - 4.2%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	442,017
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	294,645
Series 2019 C, 5% 7/1/25	290,000	344,320

TOTAL MISSOURI		1,080,982

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,276
New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	59,582
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	241,098
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	83,524

TOTAL NEW HAMPSHIRE		384,204

New Jersey - 5.6%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	235,204
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	294,005
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	122,342
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,657
Series 2016 E, 5% 7/1/25	50,000	58,953
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	462,836
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,955
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	131,137
Series 2016 A, 5% 6/15/25	40,000	46,790
Series AA, 5% 6/15/25	50,000	58,383

TOTAL NEW JERSEY		1,451,262

New York - 1.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,199
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	295,563
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	114,956
Series 2018, 5% 1/1/25	15,000	17,000

TOTAL NEW YORK		462,718

Ohio - 4.5%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	179,379
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	168,745
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	235,270
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	237,462
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	224,314
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	118,060

TOTAL OHIO		1,163,230

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	29,016
Oregon - 2.8%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	213,170
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	498,670

TOTAL OREGON		711,840

Pennsylvania - 10.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	724,032
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,855
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	121,125
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	137,578
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	143,169
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	130,237
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	59,781
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	235,000
Series 2015 AQ, 5% 6/15/25	200,000	239,138
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	59,880
Series 2017 B, 5% 7/1/25 (a)	210,000	249,745
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,829
Series 2018 A, 5% 9/1/25	50,000	59,573
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	360,531

TOTAL PENNSYLVANIA		2,578,473

Tennessee - 2.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	296,178
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,550
Series 2017, 5% 4/1/25	265,000	306,202

TOTAL TENNESSEE		619,930

Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	238,242
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,503
Vermont - 1.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (a)	105,000	123,522
Series 2020 A, 5% 6/15/25 (a)	250,000	294,100

TOTAL VERMONT		417,622

Virginia - 0.6%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	140,845
Washington - 2.1%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	546,807
Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	40,000	47,288
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	12,100
Series 2017 A:
5% 4/1/25	155,000	184,617
5% 9/1/25	100,000	116,013

TOTAL WISCONSIN		360,018

TOTAL MUNICIPAL BONDS
(Cost $23,288,357)		24,576,309
TOTAL INVESTMENT IN SECURITIES - 95.5%
(Cost $23,288,357)		24,576,309
NET OTHER ASSETS (LIABILITIES) - 4.5%		1,161,536
NET ASSETS - 100%		$25,737,845

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$171
Total	$171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$24,576,309	$--	$24,576,309	$--
Total Investments in Securities:	$24,576,309	$--	$24,576,309	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	29.0%
Transportation	23.0%
Education	22.4%
General Obligations	11.2%
Others* (Individually Less Than 5%)	14.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,288,357)		$24,576,309
Cash		840,370
Interest receivable		337,396
Other receivables		112
Total assets		25,754,187
Liabilities
Payable for fund shares redeemed	$2,320
Distributions payable	4,897
Accrued management fee	6,279
Transfer agent fee payable	2,095
Distribution and service plan fees payable	751
Total liabilities		16,342
Net Assets		$25,737,845
Net Assets consist of:
Paid in capital		$24,530,317
Total accumulated earnings (loss)		1,207,528
Net Assets		$25,737,845
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,614,241 ÷ 341,171 shares)(a)		$10.59
Maximum offering price per share (100/97.25 of $10.59)		$10.89
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($16,332,505 ÷ 1,541,674 shares)		$10.59
Class I:
Net Asset Value, offering price and redemption price per share ($5,791,099 ÷ 546,587 shares)		$10.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Interest		$256,813
Income from Fidelity Central Funds		171
Total income		256,984
Expenses
Management fee	$36,953
Transfer agent fees	12,318
Distribution and service plan fees	4,464
Independent trustees' fees and expenses	38
Commitment fees	26
Total expenses before reductions	53,799
Expense reductions	(123)
Total expenses after reductions		53,676
Net investment income (loss)		203,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(181)
Total net realized gain (loss)		(181)
Change in net unrealized appreciation (depreciation) on investment securities		557,210
Net gain (loss)		557,029
Net increase (decrease) in net assets resulting from operations		$760,337

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,308	$464,528
Net realized gain (loss)	(181)	(24,113)
Change in net unrealized appreciation (depreciation)	557,210	19,986
Net increase (decrease) in net assets resulting from operations	760,337	460,401
Distributions to shareholders	(203,334)	(464,528)
Share transactions - net increase (decrease)	1,563,286	(214,877)
Total increase (decrease) in net assets	2,120,289	(219,004)
Net Assets
Beginning of period	23,617,556	23,836,560
End of period	$25,737,845	$23,617,556

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.075	.166	.180	.163	.002
Net realized and unrealized gain (loss)	.241	.060C	.521	(.192)	(.040)
Total from investment operations	.316	.226	.701	(.029)	(.038)
Distributions from net investment income	(.076)	(.166)	(.181)	(.161)	(.002)
Total distributions	(.076)	(.166)	(.181)	(.161)	(.002)
Net asset value, end of period	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E,F	3.06%	2.21%	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.65%	.65%	.65%I
Expenses net of fee waivers, if any	.65%I	.65%	.65%	.65%	.65%I
Expenses net of all reductions	.64%I	.65%	.65%	.65%	.62%I
Net investment income (loss)	1.43%I	1.61%	1.81%	1.65%	.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,614	$3,510	$3,329	$2,482	$2,489
Portfolio turnover rateJ	10%I	23%	17%	44%	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.089	.193	.205	.187	.004
Net realized and unrealized gain (loss)	.240	.059C	.521	(.191)	(.040)
Total from investment operations	.329	.252	.726	(.004)	(.036)
Distributions from net investment income	(.089)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.089)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E	3.18%	2.47%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%H	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%H	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.67%H	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,333	$14,596	$15,780	$8,947	$5,273
Portfolio turnover rateI	10%H	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.089	.192	.205	.187	.004
Net realized and unrealized gain (loss)	.240	.070C	.521	(.191)	(.040)
Total from investment operations	.329	.262	.726	(.004)	(.036)
Distributions from net investment income	(.089)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.089)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.60	$10.36	$10.29	$9.77	$9.96
Total ReturnD,E	3.18%	2.57%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%H	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%H	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.67%H	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,791	$5,512	$4,727	$3,794	$2,490
Portfolio turnover rateI	10%H	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2020, the Fidelity Municipal Income 2021 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2021 Fund	$39,770,091	$239,369	$(1,137)	$238,232
Fidelity Municipal Income 2023 Fund	36,366,491	1,322,662	(22,045)	1,300,617
Fidelity Municipal Income 2025 Fund	23,288,357	1,291,850	(3,898)	1,287,952

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Municipal Income 2023 Fund	(77,199)	(10,994)	(88,193)
Fidelity Municipal Income 2025 Fund	(80,227)	(–)	(80,227)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2021 Fund	–	8,699,786
Fidelity Municipal Income 2023 Fund	4,003,685	2,756,033
Fidelity Municipal Income 2025 Fund	2,076,277	1,189,904

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	.25%	$6,534	$33
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,327	$99
Fidelity Municipal Income 2025 Fund
Class A	.25%	$4,464	$3,510

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$–
Fidelity Municipal Income 2023 Fund
Class A	$1,717
Fidelity Municipal Income 2025 Fund
Class A	$–

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2021 Fund
Class A	$2,614
Municipal Income 2021	14,569
Class I	5,553
$22,736
Fidelity Municipal Income 2023 Fund
Class A	$1,331
Municipal Income 2023	13,242
Class I	4,192
$18,765
Fidelity Municipal Income 2025 Fund
Class A	$1,786
Municipal Income 2025	7,690
Class I	2,842
$12,318

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Municipal Income 2021 Fund	$55
Fidelity Municipal Income 2023 Fund	41
Fidelity Municipal Income 2025 Fund	26

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Municipal Income 2021 Fund	$49
Fidelity Municipal Income 2023 Fund	179
Fidelity Municipal Income 2025 Fund	123

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2020	Year ended June 30, 2020
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$63,611	$99,603
Municipal Income 2021	393,262	741,454
Class I	150,089	242,313
Total	$606,962	$1,083,370
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$21,048	$46,118
Municipal Income 2023	241,742	487,403
Class I	76,845	200,433
Total	$339,635	$733,954
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$25,660	$55,485
Municipal Income 2025	129,743	309,143
Class I	47,931	99,900
Total	$203,334	$464,528

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2020	Year endedJune 30, 2020	Six months ended December 31, 2020	Year endedJune 30, 2020
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	–	137,989	$–	$1,483,649
Reinvestment of distributions	5,934	9,226	63,611	99,597
Shares redeemed	(98,385)	(127,010)	(1,054,989)	(1,369,919)
Net increase (decrease)	(92,451)	20,205	$(991,378)	$213,327
Municipal Income 2021
Shares sold	–	583,479	$–	$6,277,448
Reinvestment of distributions	25,058	45,769	268,603	494,025
Shares redeemed	(726,518)	(659,076)	(7,801,007)	(7,079,113)
Net increase (decrease)	(701,460)	(29,828)	$(7,532,404)	$(307,640)
Class I
Shares sold	9,697	463,796	$104,242	$4,993,336
Reinvestment of distributions	13,150	20,740	140,964	223,870
Shares redeemed	(229,679)	(560,895)	(2,463,824)	(6,061,367)
Net increase (decrease)	(206,832)	(76,359)	$(2,218,618)	$(844,161)
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	88,678	24,506	$927,482	$254,201
Reinvestment of distributions	1,826	4,027	19,089	41,741
Shares redeemed	(60,427)	(11,814)	(631,684)	(121,288)
Net increase (decrease)	30,077	16,719	$314,887	$174,654
Municipal Income 2023
Shares sold	467,604	660,760	$4,887,205	$6,846,921
Reinvestment of distributions	14,891	29,988	155,657	310,748
Shares redeemed	(289,598)	(527,338)	(3,024,742)	(5,367,375)
Net increase (decrease)	192,897	163,410	$2,018,120	$1,790,294
Class I
Shares sold	137,535	229,379	$1,438,912	$2,374,468
Reinvestment of distributions	6,377	15,116	66,659	156,653
Shares redeemed	(256,315)	(217,845)	(2,676,354)	(2,245,879)
Net increase (decrease)	(112,403)	26,650	$(1,170,783)	$285,242
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	–	19,592	$–	$205,501
Reinvestment of distributions	2,439	5,363	25,660	55,479
Shares redeemed	(233)	(9,577)	(2,451)	(99,204)
Net increase (decrease)	2,206	15,378	$23,209	$161,776
Municipal Income 2025
Shares sold	184,501	511,270	$1,940,710	$5,302,835
Reinvestment of distributions	9,864	25,082	103,783	259,745
Shares redeemed	(62,300)	(660,509)	(654,685)	(6,695,455)
Net increase (decrease)	132,065	(124,157)	$1,389,808	$(1,132,875)
Class I
Shares sold	14,774	109,185	$155,165	$1,126,360
Reinvestment of distributions	4,380	8,762	46,080	90,639
Shares redeemed	(4,842)	(45,102)	(50,976)	(460,777)
Net increase (decrease)	14,312	72,845	$150,269	$756,222

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	44%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,004.00	$3.28
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$1,005.20	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,005.20	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,013.70	$3.30
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,015.00	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,015.00	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,030.60	$3.33
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,031.80	$2.05
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,031.80	$2.05
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in March 2020, for Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund in June 2020, and for Fidelity Municipal Income 2021 Fund in July 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Fidelity Municipal Income 2025 Fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2020, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Municipal Income 2025 Fund). Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund (except Fidelity Municipal Income 2025 Fund) was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Fidelity Municipal Income 2025 Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMI-SANN-0221
1.926263.109

Fidelity® Mid Cap Growth Index Fund

Fidelity® Mid Cap Value Index Fund

Fidelity® Small Cap Growth Index Fund

Fidelity® Small Cap Value Index Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Fidelity® Mid Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
IDEXX Laboratories, Inc.	1.2
Align Technology, Inc.	1.2
Spotify Technology SA	1.2
KLA-Tencor Corp.	1.2
DocuSign, Inc.	1.2
lululemon athletica, Inc.	1.2
Twilio, Inc. Class A	1.2
Chipotle Mexican Grill, Inc.	1.1
Cadence Design Systems, Inc.	1.1
Veeva Systems, Inc. Class A	1.1
11.7

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	38.6
Health Care	21.6
Industrials	11.6
Consumer Discretionary	10.4
Communication Services	6.6

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.2%

Fidelity® Mid Cap Growth Index Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Entertainment - 3.5%
Live Nation Entertainment, Inc. (a)	21,262	$1,562,332
Roku, Inc. Class A (a)	16,335	5,423,547
Spotify Technology SA (a)	19,633	6,177,720
Take-Two Interactive Software, Inc. (a)	15,811	3,285,368
World Wrestling Entertainment, Inc. Class A (b)	6,880	330,584
Zynga, Inc. (a)	109,441	1,080,183
		17,859,734
Interactive Media & Services - 2.2%
InterActiveCorp (a)	11,244	2,129,051
Match Group, Inc. (a)	33,576	5,076,355
Pinterest, Inc. Class A (a)	49,999	3,294,934
Zillow Group, Inc.:
Class A (a)	958	130,231
Class C (a)(b)	2,397	311,131
		10,941,702
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	43,895	1,662,304
Cable One, Inc.	801	1,784,404
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,408	60,812
Liberty SiriusXM Series C (a)	3,050	132,706
Nexstar Broadcasting Group, Inc. Class A	4,262	465,368
Sirius XM Holdings, Inc. (b)	103,252	657,715
		4,763,309

TOTAL COMMUNICATION SERVICES		33,564,745

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.0%
BorgWarner, Inc.	4,568	176,508
Distributors - 0.4%
Pool Corp.	5,812	2,164,970
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	6,229	1,077,555
Chegg, Inc. (a)	18,149	1,639,399
Frontdoor, Inc. (a)	2,156	108,253
H&R Block, Inc.	20,330	322,434
		3,147,641
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	4,177	5,792,288
Domino's Pizza, Inc.	5,841	2,239,790
Planet Fitness, Inc. (a)	6,985	542,246
Vail Resorts, Inc.	479	133,622
Wendy's Co.	26,876	589,122
Wynn Resorts Ltd.	3,624	408,896
Yum China Holdings, Inc.	4,145	236,638
		9,942,602
Household Durables - 0.2%
NVR, Inc. (a)	52	212,153
Tempur Sealy International, Inc. (a)	20,994	566,838
		778,991
Internet & Direct Marketing Retail - 1.1%
Etsy, Inc. (a)	17,695	3,148,117
Expedia, Inc.	2,270	300,548
GrubHub, Inc. (a)	1,323	98,259
Wayfair LLC Class A (a)(b)	9,682	2,186,292
		5,733,216
Leisure Products - 0.4%
Mattel, Inc. (a)	30,601	533,987
Peloton Interactive, Inc. Class A (a)	9,259	1,404,775
Polaris, Inc.	896	85,371
		2,024,133
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	16,822	1,817,449
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	7,261	593,732
		2,411,181
Specialty Retail - 4.0%
AutoZone, Inc. (a)	2,069	2,452,675
Best Buy Co., Inc.	6,194	618,099
Burlington Stores, Inc. (a)	8,709	2,277,839
CarMax, Inc. (a)	1,829	172,767
Carvana Co. Class A (a)(b)	8,374	2,005,908
Five Below, Inc. (a)	8,183	1,431,861
Floor & Decor Holdings, Inc. Class A (a)	14,065	1,305,935
Leslie's, Inc.	2,574	71,429
O'Reilly Automotive, Inc. (a)	10,715	4,849,288
Tractor Supply Co.	17,328	2,435,970
Ulta Beauty, Inc. (a)	7,508	2,155,997
Vroom, Inc.	3,184	130,448
Williams-Sonoma, Inc.	1,876	191,052
		20,099,268
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	17,039	5,930,083
VF Corp.	2,826	241,369
		6,171,452

TOTAL CONSUMER DISCRETIONARY		52,649,962

CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	1,333	1,325,389
Brown-Forman Corp.:
Class A	5,800	426,126
Class B (non-vtg.)	23,039	1,829,988
		3,581,503
Food & Staples Retailing - 0.1%
Albertsons Companies, Inc. (b)	2,538	44,618
Grocery Outlet Holding Corp. (a)(b)	5,822	228,514
Sprouts Farmers Market LLC (a)	14,900	299,490
		572,622
Food Products - 1.4%
Beyond Meat, Inc. (a)(b)	6,244	780,500
Campbell Soup Co.	14,570	704,460
Kellogg Co.	12,758	793,930
Lamb Weston Holdings, Inc.	5,009	394,409
McCormick & Co., Inc. (non-vtg.)	20,791	1,987,620
Pilgrim's Pride Corp. (a)	2,437	47,790
The Hershey Co.	17,079	2,601,644
		7,310,353
Household Products - 1.3%
Church & Dwight Co., Inc.	37,251	3,249,405
Clorox Co.	13,414	2,708,555
Energizer Holdings, Inc.	7,369	310,824
Reynolds Consumer Products, Inc.	1,978	59,419
		6,328,203
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	1,806	86,778

TOTAL CONSUMER STAPLES		17,879,459

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. (a)	34,688	2,082,321
Equitrans Midstream Corp.	5,664	45,539
		2,127,860
FINANCIALS - 3.5%
Capital Markets - 3.0%
Apollo Global Management LLC Class A	12,682	621,164
Ares Management Corp.	14,703	691,776
Carlyle Group LP	1,646	51,750
Cboe Global Markets, Inc.	3,524	328,155
FactSet Research Systems, Inc.	5,567	1,851,028
LPL Financial	929	96,820
MarketAxess Holdings, Inc.	5,528	3,154,056
Morningstar, Inc.	2,720	629,870
MSCI, Inc.	12,212	5,453,024
T. Rowe Price Group, Inc.	8,618	1,304,679
Tradeweb Markets, Inc. Class A	10,663	665,904
Virtu Financial, Inc. Class A	8,474	213,291
		15,061,517
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	99	34,268
LendingTree, Inc. (a)(b)	1,545	423,006
SLM Corp.	12,955	160,512
		617,786
Insurance - 0.4%
Alleghany Corp.	191	115,305
Axis Capital Holdings Ltd.	1,115	56,185
Brown & Brown, Inc.	1,873	88,799
Erie Indemnity Co. Class A	2,155	529,268
GoHealth, Inc. (a)(b)	605	8,264
Lincoln National Corp.	3,577	179,959
Primerica, Inc.	3,664	490,720
RenaissanceRe Holdings Ltd.	2,563	424,997
		1,893,497

TOTAL FINANCIALS		17,572,800

HEALTH CARE - 21.6%
Biotechnology - 5.3%
ACADIA Pharmaceuticals, Inc. (a)	16,585	886,634
Acceleron Pharma, Inc. (a)	7,241	926,414
Agios Pharmaceuticals, Inc. (a)	893	38,694
Alexion Pharmaceuticals, Inc. (a)	4,913	767,607
Alnylam Pharmaceuticals, Inc. (a)	17,306	2,249,261
BioMarin Pharmaceutical, Inc. (a)	24,560	2,153,666
bluebird bio, Inc. (a)	4,440	192,119
Exact Sciences Corp. (a)	19,366	2,565,801
Exelixis, Inc. (a)	16,716	335,490
Global Blood Therapeutics, Inc. (a)(b)	8,884	384,766
Incyte Corp. (a)	27,305	2,374,989
Ionis Pharmaceuticals, Inc. (a)	9,634	544,706
Iovance Biotherapeutics, Inc. (a)(b)	20,651	958,206
Moderna, Inc. (a)	42,815	4,472,883
Neurocrine Biosciences, Inc. (a)	13,789	1,321,676
Repligen Corp. (a)	7,828	1,500,080
Sage Therapeutics, Inc. (a)	565	48,878
Sarepta Therapeutics, Inc. (a)	11,290	1,924,832
Seagen, Inc. (a)	19,005	3,328,536
		26,975,238
Health Care Equipment & Supplies - 7.5%
Abiomed, Inc. (a)	6,637	2,151,715
Align Technology, Inc. (a)	11,707	6,255,987
Haemonetics Corp. (a)	6,965	827,094
Hill-Rom Holdings, Inc.	1,169	114,527
Hologic, Inc. (a)	26,835	1,954,393
ICU Medical, Inc. (a)	784	168,160
IDEXX Laboratories, Inc. (a)	12,617	6,306,843
Insulet Corp. (a)	9,834	2,513,865
Masimo Corp. (a)	7,326	1,966,152
Novocure Ltd. (a)	15,101	2,613,077
Penumbra, Inc. (a)(b)	4,940	864,500
Quidel Corp. (a)	5,570	1,000,651
ResMed, Inc.	21,496	4,569,190
STERIS PLC	668	126,613
Tandem Diabetes Care, Inc. (a)	8,082	773,286
Teleflex, Inc.	4,380	1,802,677
The Cooper Companies, Inc.	884	321,175
Varian Medical Systems, Inc. (a)	1,714	299,967
West Pharmaceutical Services, Inc.	11,004	3,117,543
		37,747,415
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	4,799	1,407,691
AmerisourceBergen Corp.	10,487	1,025,209
Cardinal Health, Inc.	43,858	2,349,034
Chemed Corp.	2,323	1,237,253
DaVita HealthCare Partners, Inc. (a)	1,909	224,117
Encompass Health Corp.	6,669	551,460
Guardant Health, Inc. (a)	12,310	1,586,513
Laboratory Corp. of America Holdings (a)	800	162,840
McKesson Corp.	18,054	3,139,952
Molina Healthcare, Inc. (a)	5,920	1,259,066
Oak Street Health, Inc. (a)(b)	1,826	111,678
		13,054,813
Health Care Technology - 2.5%
American Well Corp. (b)	4,714	119,406
Cerner Corp.	45,631	3,581,121
Change Healthcare, Inc. (a)	26,702	497,992
Teladoc Health, Inc. (a)(b)	15,073	3,013,997
Veeva Systems, Inc. Class A (a)	20,282	5,521,775
		12,734,291
Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. (a)	8,608	1,218,893
Adaptive Biotechnologies Corp. (a)	11,425	675,560
Agilent Technologies, Inc.	3,991	472,894
Avantor, Inc. (a)	74,233	2,089,659
Berkeley Lights, Inc. (a)	1,040	92,986
Bio-Techne Corp.	5,352	1,699,528
Bruker Corp.	6,573	355,796
Charles River Laboratories International, Inc. (a)	6,488	1,621,092
IQVIA Holdings, Inc. (a)	10,807	1,936,290
Mettler-Toledo International, Inc. (a)	3,325	3,789,436
PerkinElmer, Inc.	3,237	464,510
PPD, Inc.	20,266	693,503
PRA Health Sciences, Inc. (a)	8,055	1,010,419
Syneos Health, Inc. (a)	1,204	82,029
Waters Corp. (a)	679	167,998
		16,370,593
Pharmaceuticals - 0.5%
Horizon Therapeutics PLC (a)	27,075	1,980,536
Reata Pharmaceuticals, Inc. (a)	3,227	398,922
Royalty Pharma PLC	6,954	348,048
		2,727,506

TOTAL HEALTH CARE		109,609,856

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	9,377	1,148,964
BWX Technologies, Inc.	9,139	550,899
HEICO Corp.	5,388	713,371
HEICO Corp. Class A	9,367	1,096,501
Huntington Ingalls Industries, Inc.	563	95,980
Mercury Systems, Inc. (a)	6,662	586,656
TransDigm Group, Inc.	1,739	1,076,180
Virgin Galactic Holdings, Inc. (a)(b)	8,631	204,814
		5,473,365
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,126	293,438
Expeditors International of Washington, Inc.	15,513	1,475,441
XPO Logistics, Inc. (a)	681	81,175
		1,850,054
Building Products - 0.9%
Allegion PLC	8,977	1,044,743
Armstrong World Industries, Inc.	2,641	196,464
Carrier Global Corp.	46,755	1,763,599
The AZEK Co., Inc.	1,710	65,750
Trex Co., Inc. (a)	17,336	1,451,370
		4,521,926
Commercial Services & Supplies - 1.9%
Cintas Corp.	11,727	4,145,025
Copart, Inc. (a)	30,771	3,915,610
IAA Spinco, Inc. (a)	4,786	310,994
MSA Safety, Inc.	1,210	180,762
Rollins, Inc.	29,166	1,139,516
		9,691,907
Construction & Engineering - 0.0%
Quanta Services, Inc.	4,152	299,027
Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	8,353	1,899,556
Rockwell Automation, Inc.	8,449	2,119,094
Vertiv Holdings Co.	32,878	613,832
		4,632,482
Machinery - 0.9%
Allison Transmission Holdings, Inc.	10,940	471,842
Donaldson Co., Inc.	1,947	108,798
Graco, Inc.	12,377	895,476
Lincoln Electric Holdings, Inc.	3,638	422,918
Nordson Corp.	7,035	1,413,683
Toro Co.	14,437	1,369,205
		4,681,922
Professional Services - 3.7%
CoreLogic, Inc.	594	45,928
CoStar Group, Inc. (a)	5,847	5,404,265
Dun & Bradstreet Holdings, Inc. (a)	6,313	157,194
Equifax, Inc.	13,459	2,595,434
IHS Markit Ltd.	32,446	2,914,624
TransUnion Holding Co., Inc.	25,950	2,574,759
Verisk Analytics, Inc.	23,783	4,937,113
		18,629,317
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	3,394	463,790
Landstar System, Inc.	4,641	624,957
Old Dominion Freight Lines, Inc.	12,608	2,460,829
		3,549,576
Trading Companies & Distributors - 1.1%
Fastenal Co.	69,638	3,400,424
W.W. Grainger, Inc.	4,899	2,000,458
		5,400,882

TOTAL INDUSTRIALS		58,730,458

INFORMATION TECHNOLOGY - 38.6%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	7,233	2,101,693
CommScope Holding Co., Inc. (a)	1,787	23,946
Lumentum Holdings, Inc. (a)	1,199	113,665
Motorola Solutions, Inc.	2,601	442,326
Ubiquiti, Inc. (b)	1,026	285,751
		2,967,381
Electronic Equipment & Components - 2.6%
Amphenol Corp. Class A	25,960	3,394,789
CDW Corp.	21,271	2,803,305
Cognex Corp.	25,117	2,016,518
Coherent, Inc. (a)	2,987	448,110
Dolby Laboratories, Inc. Class A	1,114	108,203
IPG Photonics Corp. (a)	342	76,536
Jabil, Inc.	4,184	177,946
Keysight Technologies, Inc. (a)	9,424	1,244,816
Zebra Technologies Corp. Class A (a)	7,192	2,764,101
		13,034,324
IT Services - 8.9%
Akamai Technologies, Inc. (a)	19,754	2,073,972
BigCommerce Holdings, Inc. (a)(b)	1,525	97,829
Black Knight, Inc. (a)	22,681	2,003,866
Booz Allen Hamilton Holding Corp. Class A	20,275	1,767,575
Broadridge Financial Solutions, Inc.	17,157	2,628,452
CACI International, Inc. Class A (a)	599	149,349
EPAM Systems, Inc. (a)	7,968	2,855,333
Fastly, Inc. Class A (a)	11,820	1,032,713
FleetCor Technologies, Inc. (a)	12,365	3,373,543
Gartner, Inc. (a)	12,973	2,078,145
Genpact Ltd.	10,937	452,354
Globant SA (a)	5,774	1,256,480
GoDaddy, Inc. (a)	25,215	2,091,584
Jack Henry & Associates, Inc.	8,948	1,449,487
Leidos Holdings, Inc.	1,956	205,615
MongoDB, Inc. Class A (a)	7,636	2,741,629
Okta, Inc. (a)	17,245	4,384,714
Paychex, Inc.	38,020	3,542,704
Science Applications International Corp.	1,121	106,091
StoneCo Ltd. Class A (a)	30,231	2,536,986
Switch, Inc. Class A	11,701	191,545
The Western Union Co.	11,991	263,083
Twilio, Inc. Class A (a)	17,471	5,913,934
VeriSign, Inc. (a)	8,979	1,943,056
WEX, Inc. (a)	567	115,402
		45,255,441
Semiconductors & Semiconductor Equipment - 6.3%
Allegro MicroSystems LLC (a)	1,767	47,108
Array Technologies, Inc.	658	28,386
Enphase Energy, Inc. (a)	15,838	2,779,094
Entegris, Inc.	18,798	1,806,488
Inphi Corp. (a)	7,166	1,149,928
KLA-Tencor Corp.	23,283	6,028,202
Maxim Integrated Products, Inc.	13,219	1,171,864
Microchip Technology, Inc.	28,100	3,880,891
MKS Instruments, Inc.	6,161	926,922
Monolithic Power Systems, Inc.	6,525	2,389,651
SolarEdge Technologies, Inc. (a)	7,324	2,337,235
Teradyne, Inc.	24,801	2,973,392
Universal Display Corp.	6,435	1,478,763
Xilinx, Inc.	36,634	5,193,602
		32,191,526
Software - 19.9%
2U, Inc. (a)(b)	3,374	134,994
Alteryx, Inc. Class A (a)(b)	8,055	981,018
Anaplan, Inc. (a)	19,936	1,432,402
ANSYS, Inc. (a)	12,847	4,673,739
Aspen Technology, Inc. (a)	9,444	1,230,081
Avalara, Inc. (a)	12,361	2,038,205
Bill.Com Holdings, Inc. (a)	10,964	1,496,586
Cadence Design Systems, Inc. (a)	41,348	5,641,108
CDK Global, Inc.	2,318	120,142
Ceridian HCM Holding, Inc. (a)	12,144	1,294,065
Citrix Systems, Inc.	5,026	653,883
Cloudflare, Inc. (a)	16,344	1,241,981
Coupa Software, Inc. (a)	10,306	3,492,806
Crowdstrike Holdings, Inc. (a)	16,514	3,497,995
Datadog, Inc. Class A (a)	22,857	2,250,043
Datto Holding Corp.	1,734	46,818
DocuSign, Inc. (a)	26,739	5,944,080
Dropbox, Inc. Class A (a)	36,787	816,304
Duck Creek Technologies, Inc. (a)(b)	2,829	122,496
Dynatrace, Inc. (a)	27,420	1,186,463
Elastic NV (a)	9,897	1,446,249
Everbridge, Inc. (a)(b)	5,230	779,636
Fair Isaac Corp. (a)	4,195	2,143,813
FireEye, Inc. (a)	7,512	173,227
Five9, Inc. (a)	9,252	1,613,549
Fortinet, Inc. (a)	19,935	2,960,946
Guidewire Software, Inc. (a)	2,397	308,566
HubSpot, Inc. (a)	6,204	2,459,514
Jamf Holding Corp. (a)	2,298	68,756
JFrog Ltd. (b)	1,660	104,298
Manhattan Associates, Inc. (a)	8,456	889,402
McAfee Corp.	2,699	45,046
Medallia, Inc. (a)(b)	13,064	433,986
nCino, Inc. (a)(b)	1,822	131,931
New Relic, Inc. (a)	7,767	507,962
NortonLifeLock, Inc.	82,317	1,710,547
Nutanix, Inc. Class A (a)	28,940	922,318
Pagerduty, Inc. (a)(b)	10,412	434,180
Palo Alto Networks, Inc. (a)	13,962	4,961,955
Paycom Software, Inc. (a)	7,387	3,340,771
Paylocity Holding Corp. (a)	5,732	1,180,276
Pegasystems, Inc.	5,312	707,877
Pluralsight, Inc. (a)	13,450	281,912
Proofpoint, Inc. (a)	8,487	1,157,712
PTC, Inc. (a)	15,641	1,870,820
RealPage, Inc. (a)	11,508	1,003,958
RingCentral, Inc. (a)	11,802	4,472,604
Slack Technologies, Inc. Class A (a)	57,157	2,414,312
Smartsheet, Inc. (a)	16,732	1,159,360
Splunk, Inc. (a)	23,843	4,050,687
SS&C Technologies Holdings, Inc.	7,041	512,233
Synopsys, Inc. (a)	21,047	5,456,224
Teradata Corp. (a)(b)	12,460	279,976
The Trade Desk, Inc. (a)	6,197	4,963,797
Tyler Technologies, Inc. (a)	5,945	2,595,111
Unity Software, Inc. (b)	3,589	550,804
Zendesk, Inc. (a)	17,306	2,476,835
Zscaler, Inc. (a)	10,831	2,163,059
		101,029,418
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	17,988	1,191,525
Pure Storage, Inc. Class A (a)	20,742	468,977
		1,660,502

TOTAL INFORMATION TECHNOLOGY		196,138,592

MATERIALS - 2.0%
Chemicals - 0.7%
FMC Corp.	3,823	439,377
NewMarket Corp.	857	341,335
RPM International, Inc.	16,020	1,454,296
The Scotts Miracle-Gro Co. Class A	5,690	1,133,107
W.R. Grace & Co.	3,013	165,173
		3,533,288
Containers & Packaging - 1.2%
Amcor PLC	35,461	417,376
Avery Dennison Corp.	5,140	797,265
Ball Corp.	44,784	4,172,973
Berry Global Group, Inc. (a)	6,769	380,350
Crown Holdings, Inc. (a)	2,001	200,500
Graphic Packaging Holding Co.	8,794	148,970
		6,117,434
Metals & Mining - 0.1%
Royal Gold, Inc.	7,035	748,243

TOTAL MATERIALS		10,398,965

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Americold Realty Trust	3,021	112,774
Brookfield Property REIT, Inc. Class A (b)	5,252	78,465
CoreSite Realty Corp.	4,060	508,637
Equity Lifestyle Properties, Inc.	10,686	677,065
Extra Space Storage, Inc.	13,309	1,541,981
Iron Mountain, Inc.	25,120	740,538
Simon Property Group, Inc.	38,172	3,255,308
		6,914,768
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	12,649	474,970
TOTAL COMMON STOCKS
(Cost $381,148,225)		506,062,435

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.11% (c)	5,930,000	5,931,186
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	12,301,420	12,302,650
TOTAL MONEY MARKET FUNDS
(Cost $18,233,836)		18,233,836
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $399,382,061)		524,296,271
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(16,794,348)
NET ASSETS - 100%		$507,501,923

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	March 2021	$1,151,750	$26,383	$26,383

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,633
Fidelity Securities Lending Cash Central Fund	15,323
Total	$16,956

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$33,564,745	$33,564,745	$--	$--
Consumer Discretionary	52,649,962	52,649,962	--	--
Consumer Staples	17,879,459	17,879,459	--	--
Energy	2,127,860	2,127,860	--	--
Financials	17,572,800	17,572,800	--	--
Health Care	109,609,856	109,609,856	--	--
Industrials	58,730,458	58,730,458	--	--
Information Technology	196,138,592	196,138,592	--	--
Materials	10,398,965	10,398,965	--	--
Real Estate	6,914,768	6,914,768	--	--
Utilities	474,970	474,970	--	--
Money Market Funds	18,233,836	18,233,836	--	--
Total Investments in Securities:	$524,296,271	$524,296,271	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$26,383	$26,383	$--	$--
Total Assets	$26,383	$26,383	$--	$--
Total Derivative Instruments:	$26,383	$26,383	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$26,383	$0
Total Equity Risk	26,383	0
Total Value of Derivatives	$26,383	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,813,515) — See accompanying schedule: Unaffiliated issuers (cost $381,148,225)	$506,062,435
Fidelity Central Funds (cost $18,233,836)	18,233,836
Total Investment in Securities (cost $399,382,061)		$524,296,271
Segregated cash with brokers for derivative instruments		121,500
Receivable for investments sold		37,148
Receivable for fund shares sold		2,524,467
Dividends receivable		175,777
Distributions receivable from Fidelity Central Funds		4,178
Receivable for daily variation margin on futures contracts		3,979
Other receivables		905
Total assets		527,164,225
Liabilities
Payable for investments purchased	$7,054,862
Payable for fund shares redeemed	284,726
Accrued management fee	20,064
Collateral on securities loaned	12,302,650
Total liabilities		19,662,302
Net Assets		$507,501,923
Net Assets consist of:
Paid in capital		$385,660,203
Total accumulated earnings (loss)		121,841,720
Net Assets		$507,501,923
Net Asset Value, offering price and redemption price per share ($507,501,923 ÷ 18,038,472 shares)		$28.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$1,088,852
Income from Fidelity Central Funds (including $15,323 from security lending)		16,956
Total income		1,105,808
Expenses
Management fee	$88,043
Independent trustees' fees and expenses	465
Interest	124
Commitment fees	250
Total expenses before reductions	88,882
Expense reductions	(26)
Total expenses after reductions		88,856
Net investment income (loss)		1,016,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,042,283
Fidelity Central Funds	140
Futures contracts	(51,575)
Total net realized gain (loss)		990,848
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	94,838,849
Futures contracts	12,994
Total change in net unrealized appreciation (depreciation)		94,851,843
Net gain (loss)		95,842,691
Net increase (decrease) in net assets resulting from operations		$96,859,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,016,952	$462,939
Net realized gain (loss)	990,848	(3,970,177)
Change in net unrealized appreciation (depreciation)	94,851,843	30,088,750
Net increase (decrease) in net assets resulting from operations	96,859,643	26,581,512
Distributions to shareholders	(1,551,608)	(47,827)
Share transactions
Proceeds from sales of shares	264,916,684	208,176,361
Reinvestment of distributions	816,460	37,879
Cost of shares redeemed	(62,494,585)	(25,792,596)
Net increase (decrease) in net assets resulting from share transactions	203,238,559	182,421,644
Total increase (decrease) in net assets	298,546,594	208,955,329
Net Assets
Beginning of period	208,955,329	–
End of period	$507,501,923	$208,955,329
Other Information
Shares
Sold	10,968,978	10,991,083
Issued in reinvestment of distributions	30,298	1,805
Redeemed	(2,585,630)	(1,368,062)
Net increase (decrease)	8,413,646	9,624,826

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Growth Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$20.00
Income from Investment Operations
Net investment income (loss)B	.07	.15
Net realized and unrealized gain (loss)	6.45	1.62
Total from investment operations	6.52	1.77
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	–	–C
Total distributions	(.10)	(.06)
Net asset value, end of period	$28.13	$21.71
Total ReturnD,E	30.06%	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%H
Expenses net of fee waivers, if any	.05%H	.05%H
Expenses net of all reductions	.05%H	.05%H
Net investment income (loss)	.58%H	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$507,502	$208,955
Portfolio turnover rateI	17%H	109%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Twitter, Inc.	0.7
Freeport-McMoRan, Inc.	0.6
Xcel Energy, Inc.	0.6
Aptiv PLC	0.6
Parker Hannifin Corp.	0.6
Trane Technologies PLC	0.6
Ford Motor Co.	0.5
PPG Industries, Inc.	0.6
Johnson Controls International PLC	0.6
HP, Inc.	0.6
6.0

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Industrials	17.0
Financials	15.3
Consumer Discretionary	12.3
Information Technology	10.2
Real Estate	10.1

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.4%

Fidelity® Mid Cap Value Index Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	110,438	$1,076,771
Entertainment - 0.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	6,023	68,482
Class B (a)	11,637	120,792
Madison Square Garden Entertainment Corp. (a)	1,859	195,269
Madison Square Garden Sports Corp. (a)	1,881	346,292
Take-Two Interactive Software, Inc. (a)	865	179,738
Zynga, Inc. (a)	15,940	157,328
		1,067,901
Interactive Media & Services - 1.2%
Pinterest, Inc. Class A (a)	6,882	453,524
TripAdvisor, Inc. (b)	9,999	287,771
Twitter, Inc. (a)	78,626	4,257,584
Zillow Group, Inc.:
Class A (a)	5,308	721,570
Class C (a)(b)	12,940	1,679,612
		7,400,061
Media - 2.5%
Discovery Communications, Inc.:
Class A (a)(b)	15,923	479,123
Class C (non-vtg.) (a)	31,090	814,247
DISH Network Corp. Class A (a)	24,805	802,194
Fox Corp.:
Class A	33,824	984,955
Class B	15,816	456,766
Interpublic Group of Companies, Inc.	39,254	923,254
John Wiley & Sons, Inc. Class A	4,314	196,977
Liberty Broadband Corp.:
Class A (a)	2,501	394,108
Class C (a)	16,105	2,550,549
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	19,983	851,276
Liberty Media Class A (a)	2,546	96,723
Liberty SiriusXM Series A (a)	7,327	316,453
Liberty SiriusXM Series C (a)	15,373	668,879
News Corp.:
Class A	39,115	702,897
Class B	12,290	218,393
Nexstar Broadcasting Group, Inc. Class A	1,434	156,578
Omnicom Group, Inc.	21,458	1,338,335
Sirius XM Holdings, Inc. (b)	45,817	291,854
The New York Times Co. Class A	16,436	850,892
ViacomCBS, Inc.:
Class A	1,243	47,010
Class B	54,542	2,032,235
		15,173,698
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	10,056	186,740
U.S. Cellular Corp. (a)	1,399	42,935
		229,675

TOTAL COMMUNICATION SERVICES		24,948,106

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.0%
Aptiv PLC	27,006	3,518,612
BorgWarner, Inc.	21,540	832,306
Gentex Corp.	24,759	840,073
Lear Corp.	6,050	962,132
		6,153,123
Automobiles - 0.7%
Ford Motor Co.	393,169	3,455,956
Harley-Davidson, Inc.	15,358	563,639
Thor Industries, Inc.	5,340	496,567
		4,516,162
Distributors - 0.4%
Genuine Parts Co.	14,180	1,424,097
LKQ Corp. (a)	30,570	1,077,287
		2,501,384
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,840	318,302
Frontdoor, Inc. (a)	7,141	358,550
Graham Holdings Co.	390	208,018
Grand Canyon Education, Inc. (a)	4,739	441,248
H&R Block, Inc.	5,623	89,181
Service Corp. International	17,049	837,106
Terminix Global Holdings, Inc. (a)	13,277	677,260
		2,929,665
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	23,029	886,156
Carnival Corp.	48,860	1,058,308
Choice Hotels International, Inc.	3,487	372,168
Darden Restaurants, Inc.	13,113	1,562,021
Extended Stay America, Inc. unit	17,579	260,345
Hilton Worldwide Holdings, Inc.	27,526	3,062,543
Hyatt Hotels Corp. Class A	3,493	259,355
MGM Resorts International	47,460	1,495,465
Norwegian Cruise Line Holdings Ltd. (a)(b)	31,777	808,089
Planet Fitness, Inc. (a)	3,585	278,304
Royal Caribbean Cruises Ltd. (b)	18,505	1,382,138
Six Flags Entertainment Corp.	7,701	262,604
Vail Resorts, Inc.	3,706	1,033,826
Wyndham Destinations, Inc.	8,453	379,202
Wyndham Hotels & Resorts, Inc.	9,223	548,215
Wynn Resorts Ltd.	7,435	838,891
Yum China Holdings, Inc.	37,598	2,146,470
		16,634,100
Household Durables - 2.1%
D.R. Horton, Inc.	33,336	2,297,517
Garmin Ltd.	15,074	1,803,755
Leggett & Platt, Inc.	13,260	587,418
Lennar Corp.:
Class A	27,026	2,060,192
Class B	1,906	116,647
Mohawk Industries, Inc. (a)	5,856	825,403
Newell Brands, Inc.	38,724	822,111
NVR, Inc. (a)	307	1,252,517
PulteGroup, Inc.	26,974	1,163,119
Tempur Sealy International, Inc. (a)	4,986	134,622
Toll Brothers, Inc.	11,633	505,687
Whirlpool Corp.	6,147	1,109,472
		12,678,460
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	12,112	1,603,629
GrubHub, Inc. (a)	8,346	619,857
Qurate Retail, Inc. Series A	38,492	422,257
Wayfair LLC Class A (a)	633	142,938
		2,788,681
Leisure Products - 0.9%
Brunswick Corp.	7,919	603,745
Hasbro, Inc.	12,833	1,200,399
Mattel, Inc. (a)	14,079	245,679
Peloton Interactive, Inc. Class A (a)	19,393	2,942,306
Polaris, Inc.	5,243	499,553
		5,491,682
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	12,373	1,336,779
Kohl's Corp.	15,796	642,739
Nordstrom, Inc. (b)	10,951	341,781
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	606	49,553
		2,370,852
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	6,598	1,039,251
AutoNation, Inc. (a)	5,802	404,922
AutoZone, Inc. (a)	963	1,141,579
Best Buy Co., Inc.	18,854	1,881,441
Burlington Stores, Inc. (a)	687	179,685
CarMax, Inc. (a)	15,177	1,433,619
Dick's Sporting Goods, Inc.	6,237	350,582
Foot Locker, Inc.	10,464	423,164
Gap, Inc.	18,440	372,304
L Brands, Inc.	23,126	860,056
Leslie's, Inc.	2,847	79,004
Penske Automotive Group, Inc.	3,179	188,801
Tiffany & Co., Inc.	12,204	1,604,216
Ulta Beauty, Inc. (a)	370	106,249
Vroom, Inc.	543	22,247
Williams-Sonoma, Inc.	6,449	656,766
		10,743,886
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	14,240	598,080
Carter's, Inc.	4,337	407,982
Columbia Sportswear Co.	2,900	253,402
Hanesbrands, Inc.	34,854	508,171
PVH Corp.	7,095	666,150
Ralph Lauren Corp.	4,736	491,313
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,461	483,788
Tapestry, Inc.	27,902	867,194
Under Armour, Inc.:
Class A (sub. vtg.) (a)	18,967	325,663
Class C (non-vtg.) (a)	19,681	292,853
VF Corp.	30,633	2,616,365
		7,510,961

TOTAL CONSUMER DISCRETIONARY		74,318,956

CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	733	53,854
Class B (non-vtg.)	2,605	206,915
Molson Coors Beverage Co. Class B	17,952	811,251
		1,072,020
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc. (b)	2,793	49,101
Casey's General Stores, Inc.	3,698	660,537
Grocery Outlet Holding Corp. (a)	3,453	135,530
Kroger Co.	78,156	2,482,235
Sprouts Farmers Market LLC (a)	1,781	35,798
U.S. Foods Holding Corp. (a)	22,028	733,753
		4,096,954
Food Products - 2.7%
Archer Daniels Midland Co.	55,887	2,817,264
Beyond Meat, Inc. (a)(b)	1,048	131,000
Bunge Ltd.	13,691	897,856
Campbell Soup Co.	9,858	476,634
Conagra Brands, Inc.	49,195	1,783,811
Flowers Foods, Inc.	19,788	447,802
Hormel Foods Corp.	28,195	1,314,169
Ingredion, Inc.	6,748	530,865
Kellogg Co.	16,751	1,042,415
Lamb Weston Holdings, Inc.	11,352	893,856
McCormick & Co., Inc. (non-vtg.)	11,057	1,057,049
Pilgrim's Pride Corp. (a)	3,521	69,047
Post Holdings, Inc. (a)	6,394	645,858
Seaboard Corp.	25	75,775
The Hain Celestial Group, Inc. (a)	8,496	341,114
The Hershey Co.	3,379	514,723
The J.M. Smucker Co.	11,144	1,288,246
TreeHouse Foods, Inc. (a)	5,616	238,624
Tyson Foods, Inc. Class A	28,998	1,868,631
		16,434,739
Household Products - 0.2%
Clorox Co.	3,686	744,277
Energizer Holdings, Inc.	1,229	51,839
Reynolds Consumer Products, Inc.	3,505	105,290
Spectrum Brands Holdings, Inc.	4,256	336,139
		1,237,545
Personal Products - 0.1%
Coty, Inc. Class A	29,199	204,977
Herbalife Nutrition Ltd. (a)	7,862	377,769
Nu Skin Enterprises, Inc. Class A	5,014	273,915
		856,661

TOTAL CONSUMER STAPLES		23,697,919

ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	66,202	1,380,312
Halliburton Co.	88,329	1,669,418
Helmerich & Payne, Inc.	10,535	243,991
National Oilwell Varco, Inc.	39,026	535,827
		3,829,548
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream GP LP	28,987	223,490
Apache Corp.	37,942	538,397
Cabot Oil & Gas Corp.	39,318	640,097
Cimarex Energy Co.	10,016	375,700
Concho Resources, Inc.	19,712	1,150,195
Continental Resources, Inc.	7,337	119,593
Devon Energy Corp.	38,351	606,329
Diamondback Energy, Inc.	15,907	769,899
EQT Corp.	27,748	352,677
Equitrans Midstream Corp.	37,416	300,825
Hess Corp.	27,715	1,463,075
HollyFrontier Corp.	15,117	390,774
Marathon Oil Corp.	79,192	528,211
Marathon Petroleum Corp.	65,277	2,699,857
Murphy Oil Corp. (b)	14,520	175,692
Occidental Petroleum Corp.	84,687	1,465,932
ONEOK, Inc.	44,684	1,714,972
Parsley Energy, Inc. Class A	30,468	432,646
Pioneer Natural Resources Co.	16,563	1,886,360
Targa Resources Corp.	22,712	599,143
The Williams Companies, Inc.	122,628	2,458,691
WPX Energy, Inc. (a)	40,717	331,844
		19,224,399

TOTAL ENERGY		23,053,947

FINANCIALS - 15.3%
Banks - 4.4%
Associated Banc-Corp.	15,218	259,467
Bank of Hawaii Corp.	3,964	303,722
Bank OZK	12,179	380,837
BOK Financial Corp.	3,125	214,000
Citizens Financial Group, Inc.	43,005	1,537,859
Comerica, Inc.	14,070	785,950
Commerce Bancshares, Inc.	10,593	695,960
Cullen/Frost Bankers, Inc.	5,694	496,688
East West Bancorp, Inc.	14,137	716,887
Fifth Third Bancorp	71,755	1,978,285
First Citizens Bancshares, Inc.	628	360,642
First Hawaiian, Inc.	13,029	307,224
First Horizon National Corp.	55,281	705,386
First Republic Bank	17,422	2,559,814
FNB Corp., Pennsylvania	32,444	308,218
Huntington Bancshares, Inc.	102,001	1,288,273
KeyCorp	98,049	1,608,984
M&T Bank Corp.	12,927	1,645,607
PacWest Bancorp	11,742	298,247
Peoples United Financial, Inc.	42,520	549,784
Pinnacle Financial Partners, Inc.	7,511	483,708
Popular, Inc.	8,403	473,257
Prosperity Bancshares, Inc.	8,941	620,148
Regions Financial Corp.	96,997	1,563,592
Signature Bank	5,215	705,537
Sterling Bancorp	19,384	348,524
SVB Financial Group (a)	5,186	2,011,286
Synovus Financial Corp.	14,837	480,274
TCF Financial Corp.	15,173	561,704
Umpqua Holdings Corp.	22,103	334,639
Webster Financial Corp.	8,937	376,695
Western Alliance Bancorp.	9,819	588,649
Wintrust Financial Corp.	5,723	349,618
Zions Bancorp NA	16,352	710,331
		26,609,796
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	4,532	460,904
Ameriprise Financial, Inc.	11,896	2,311,750
Apollo Global Management LLC Class A	8,661	424,216
Carlyle Group LP	10,805	339,709
Cboe Global Markets, Inc.	8,501	791,613
Eaton Vance Corp. (non-vtg.)	11,170	758,778
Evercore, Inc. Class A	3,998	438,341
Franklin Resources, Inc.	27,155	678,603
Interactive Brokers Group, Inc.	7,382	449,711
Invesco Ltd.	37,815	659,115
KKR & Co. LP	54,770	2,217,637
Lazard Ltd. Class A	10,199	431,418
LPL Financial	7,294	760,181
Morningstar, Inc.	342	79,197
NASDAQ, Inc.	11,536	1,531,289
Northern Trust Corp.	19,376	1,804,681
Raymond James Financial, Inc.	12,378	1,184,203
SEI Investments Co.	11,303	649,583
State Street Corp.	35,493	2,583,181
T. Rowe Price Group, Inc.	17,015	2,575,901
Tradeweb Markets, Inc. Class A	1,233	77,001
Virtu Financial, Inc. Class A	641	16,134
		21,223,146
Consumer Finance - 1.2%
Ally Financial, Inc.	37,623	1,341,636
Credit Acceptance Corp. (a)(b)	924	319,833
Discover Financial Services	30,885	2,796,019
LendingTree, Inc. (a)	54	14,785
OneMain Holdings, Inc.	6,532	314,581
Santander Consumer U.S.A. Holdings, Inc.	7,293	160,592
SLM Corp.	28,941	358,579
Synchrony Financial	58,750	2,039,213
		7,345,238
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	40,473	1,035,704
Jefferies Financial Group, Inc.	21,645	532,467
Voya Financial, Inc.	12,683	745,887
		2,314,058
Insurance - 5.1%
Alleghany Corp.	1,248	753,405
American Financial Group, Inc.	7,152	626,658
American National Group, Inc.	725	69,687
Arch Capital Group Ltd. (a)	39,658	1,430,464
Arthur J. Gallagher & Co.	19,242	2,380,428
Assurant, Inc.	5,928	807,512
Assured Guaranty Ltd.	7,752	244,110
Athene Holding Ltd. (a)	11,443	493,651
Axis Capital Holdings Ltd.	7,535	379,689
Brighthouse Financial, Inc. (a)	8,980	325,121
Brown & Brown, Inc.	22,516	1,067,484
Cincinnati Financial Corp.	15,099	1,319,200
CNA Financial Corp.	2,754	107,296
Erie Indemnity Co. Class A	1,084	266,230
Everest Re Group Ltd.	3,974	930,274
First American Financial Corp.	10,892	562,354
FNF Group	27,707	1,083,067
Globe Life, Inc.	10,414	988,913
GoHealth, Inc. (a)	3,651	49,873
Hanover Insurance Group, Inc.	3,775	441,373
Hartford Financial Services Group, Inc.	36,054	1,765,925
Kemper Corp.	6,246	479,880
Lemonade, Inc. (a)(b)	1,289	157,903
Lincoln National Corp.	17,025	856,528
Loews Corp.	23,620	1,063,372
Markel Corp. (a)	1,364	1,409,421
Mercury General Corp.	2,777	144,987
Old Republic International Corp.	28,459	560,927
Primerica, Inc.	1,479	198,082
Principal Financial Group, Inc.	27,397	1,359,165
Prudential Financial, Inc.	39,900	3,114,993
Reinsurance Group of America, Inc.	6,835	792,177
RenaissanceRe Holdings Ltd.	3,366	558,150
Unum Group	20,452	469,169
W.R. Berkley Corp.	14,055	933,533
White Mountains Insurance Group Ltd.	303	303,200
Willis Towers Watson PLC	12,970	2,732,520
		31,226,721
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	54,867	855,925
Annaly Capital Management, Inc.	141,302	1,194,002
New Residential Investment Corp.	41,905	416,536
Starwood Property Trust, Inc.	27,452	529,824
		2,996,287
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	34,153	428,620
New York Community Bancorp, Inc.	45,542	480,468
TFS Financial Corp.	4,801	84,642
		993,730

TOTAL FINANCIALS		92,708,976

HEALTH CARE - 7.9%
Biotechnology - 1.0%
Acceleron Pharma, Inc. (a)	298	38,126
Agios Pharmaceuticals, Inc. (a)	5,586	242,041
Alexion Pharmaceuticals, Inc. (a)	18,153	2,836,225
Alkermes PLC (a)	15,844	316,088
BioMarin Pharmaceutical, Inc. (a)	1,707	149,687
bluebird bio, Inc. (a)	3,695	159,883
Exact Sciences Corp. (a)	1,963	260,078
Exelixis, Inc. (a)	19,552	392,409
Ionis Pharmaceuticals, Inc. (a)	6,630	374,860
Sage Therapeutics, Inc. (a)	4,793	414,642
United Therapeutics Corp. (a)	4,362	662,108
		5,846,147
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	22,065	1,155,323
Envista Holdings Corp. (a)	16,043	541,130
Globus Medical, Inc. (a)	7,594	495,281
Haemonetics Corp. (a)	322	38,238
Hill-Rom Holdings, Inc.	5,912	579,199
Hologic, Inc. (a)	7,785	566,982
ICU Medical, Inc. (a)	1,428	306,292
Integra LifeSciences Holdings Corp. (a)	7,229	469,307
STERIS PLC	8,034	1,522,764
Tandem Diabetes Care, Inc. (a)	648	62,001
Teleflex, Inc.	1,742	716,955
The Cooper Companies, Inc.	4,320	1,569,542
Varian Medical Systems, Inc. (a)	7,989	1,398,155
Zimmer Biomet Holdings, Inc.	20,892	3,219,248
		12,640,417
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	8,820	443,293
AmerisourceBergen Corp.	7,607	743,660
DaVita HealthCare Partners, Inc. (a)	6,364	747,134
Encompass Health Corp.	5,456	451,157
Henry Schein, Inc. (a)	14,393	962,316
Laboratory Corp. of America Holdings (a)	9,241	1,881,006
McKesson Corp.	4,132	718,637
Molina Healthcare, Inc. (a)	1,949	414,513
Oak Street Health, Inc. (a)(b)	1,121	68,560
Premier, Inc.	12,319	432,397
Quest Diagnostics, Inc.	13,481	1,606,531
Universal Health Services, Inc. Class B	7,434	1,022,175
		9,491,379
Health Care Technology - 0.0%
American Well Corp. (b)	1,350	34,196
Change Healthcare, Inc. (a)	6,304	117,570
Teladoc Health, Inc. (a)	722	144,371
		296,137
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	28,512	3,378,387
Berkeley Lights, Inc. (a)	562	50,248
Bio-Rad Laboratories, Inc. Class A (a)	2,130	1,241,662
Bio-Techne Corp.	224	71,131
Bruker Corp.	5,961	322,669
Charles River Laboratories International, Inc. (a)	567	141,671
IQVIA Holdings, Inc. (a)	11,909	2,133,736
Mettler-Toledo International, Inc. (a)	143	162,974
PerkinElmer, Inc.	9,053	1,299,106
PPD, Inc.	2,415	82,641
PRA Health Sciences, Inc. (a)	924	115,907
QIAGEN NV (a)	22,683	1,198,797
Syneos Health, Inc. (a)	6,778	461,785
Waters Corp. (a)	5,713	1,413,510
		12,074,224
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	16,403	1,707,060
Elanco Animal Health, Inc. (a)	45,851	1,406,250
Horizon Therapeutics PLC (a)	1,418	103,727
Jazz Pharmaceuticals PLC (a)	5,464	901,833
Nektar Therapeutics (a)(b)	17,411	295,987
Perrigo Co. PLC	13,728	613,916
Reata Pharmaceuticals, Inc. (a)	243	30,040
Royalty Pharma PLC	6,267	313,663
Viatris, Inc. (a)	121,736	2,281,333
		7,653,809

TOTAL HEALTH CARE		48,002,113

INDUSTRIALS - 17.0%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	3,402	205,073
Curtiss-Wright Corp.	4,177	485,994
HEICO Corp.	884	117,042
HEICO Corp. Class A	1,503	175,941
Hexcel Corp.	8,436	409,062
Howmet Aerospace, Inc.	39,816	1,136,349
Huntington Ingalls Industries, Inc.	3,594	612,705
Mercury Systems, Inc. (a)	997	87,796
Spirit AeroSystems Holdings, Inc. Class A	10,589	413,924
Teledyne Technologies, Inc. (a)	3,658	1,433,863
Textron, Inc.	22,977	1,110,478
TransDigm Group, Inc.	4,097	2,535,428
Virgin Galactic Holdings, Inc. (a)(b)	916	21,737
		8,745,392
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	11,286	1,059,417
Expeditors International of Washington, Inc.	6,561	624,017
XPO Logistics, Inc. (a)	8,705	1,037,636
		2,721,070
Airlines - 1.5%
Alaska Air Group, Inc.	12,034	625,768
American Airlines Group, Inc. (b)	54,833	864,716
Copa Holdings SA Class A	3,162	244,201
Delta Air Lines, Inc.	64,275	2,584,498
JetBlue Airways Corp. (a)	31,199	453,633
Southwest Airlines Co.	59,405	2,768,867
United Airlines Holdings, Inc. (a)	29,249	1,265,019
		8,806,702
Building Products - 2.5%
A.O. Smith Corp.	13,396	734,369
Allegion PLC	3,241	377,188
Armstrong World Industries, Inc.	2,988	222,277
Carrier Global Corp.	56,126	2,117,073
Fortune Brands Home & Security, Inc.	13,889	1,190,565
Johnson Controls International PLC	73,305	3,415,280
Lennox International, Inc.	3,488	955,607
Masco Corp.	26,501	1,455,700
Owens Corning	10,795	817,829
The AZEK Co., Inc.	5,937	228,278
Trane Technologies PLC	24,084	3,496,033
		15,010,199
Commercial Services & Supplies - 0.8%
ADT, Inc.	15,777	123,849
Cintas Corp.	1,004	354,874
Clean Harbors, Inc. (a)	5,133	390,621
IAA Spinco, Inc. (a)	10,263	666,890
MSA Safety, Inc.	2,871	428,899
Republic Services, Inc.	21,216	2,043,101
Rollins, Inc.	2,731	106,700
Stericycle, Inc. (a)	9,172	635,895
		4,750,829
Construction & Engineering - 0.5%
AECOM (a)	15,463	769,748
Jacobs Engineering Group, Inc.	12,652	1,378,562
Quanta Services, Inc.	10,940	787,899
Valmont Industries, Inc.	2,101	367,528
		3,303,737
Electrical Equipment - 1.2%
Acuity Brands, Inc.	3,753	454,451
AMETEK, Inc.	23,115	2,795,528
Generac Holdings, Inc. (a)	528	120,072
GrafTech International Ltd.	6,664	71,038
Hubbell, Inc. Class B	5,457	855,603
nVent Electric PLC	15,628	363,976
Regal Beloit Corp.	4,103	503,889
Rockwell Automation, Inc.	6,009	1,507,117
Sensata Technologies, Inc. PLC (a)	15,580	821,689
		7,493,363
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	5,320	830,878
Machinery - 5.8%
AGCO Corp.	6,196	638,746
Allison Transmission Holdings, Inc.	3,955	170,579
Colfax Corp. (a)	9,968	381,176
Crane Co.	4,881	379,058
Cummins, Inc.	14,862	3,375,160
Donaldson Co., Inc.	11,420	638,150
Dover Corp.	14,498	1,830,373
Flowserve Corp.	13,187	485,941
Fortive Corp.	30,001	2,124,671
Gates Industrial Corp. PLC (a)	4,379	55,876
Graco, Inc.	8,282	599,203
IDEX Corp.	7,598	1,513,522
Ingersoll Rand, Inc. (a)	34,952	1,592,413
ITT, Inc.	8,674	668,071
Lincoln Electric Holdings, Inc.	3,294	382,928
Middleby Corp. (a)	5,520	711,638
Nordson Corp.	1,063	213,610
Oshkosh Corp.	6,800	585,276
Otis Worldwide Corp.	41,147	2,779,480
PACCAR, Inc.	34,201	2,950,862
Parker Hannifin Corp.	12,910	3,516,813
Pentair PLC	16,658	884,373
Snap-On, Inc.	5,430	929,290
Stanley Black & Decker, Inc.	15,546	2,775,894
Timken Co.	6,423	496,883
Toro Co.	1,038	98,444
Trinity Industries, Inc.	8,757	231,097
Westinghouse Air Brake Co.	18,258	1,336,486
Woodward, Inc.	5,579	678,016
Xylem, Inc.	18,046	1,836,902
		34,860,931
Marine - 0.1%
Kirby Corp. (a)	5,941	307,922
Professional Services - 0.9%
CoreLogic, Inc.	7,383	570,854
Dun & Bradstreet Holdings, Inc. (a)	4,287	106,746
Equifax, Inc.	3,135	604,553
FTI Consulting, Inc. (a)	3,553	396,941
IHS Markit Ltd.	18,216	1,636,343
Manpower, Inc.	5,820	524,848
Nielsen Holdings PLC	35,973	750,757
Robert Half International, Inc.	11,292	705,524
TransUnion Holding Co., Inc.	1,690	167,682
		5,464,248
Road & Rail - 0.9%
AMERCO	904	410,380
J.B. Hunt Transport Services, Inc.	6,188	845,590
Kansas City Southern	9,422	1,923,313
Knight-Swift Transportation Holdings, Inc. Class A	12,567	525,552
Landstar System, Inc.	704	94,801
Lyft, Inc. (a)	24,902	1,223,435
Old Dominion Freight Lines, Inc.	1,339	261,346
Ryder System, Inc.	5,259	324,796
Schneider National, Inc. Class B	5,786	119,770
		5,728,983
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	10,714	475,916
Fastenal Co.	10,883	531,417
MSC Industrial Direct Co., Inc. Class A	4,532	382,455
United Rentals, Inc. (a)	7,261	1,683,899
Univar, Inc. (a)	16,754	318,494
W.W. Grainger, Inc.	1,191	486,333
Watsco, Inc.	3,289	745,123
		4,623,637
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	7,387	277,382

TOTAL INDUSTRIALS		102,925,273

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	1,050	305,099
Ciena Corp. (a)	15,461	817,114
CommScope Holding Co., Inc. (a)	18,308	245,327
EchoStar Holding Corp. Class A (a)	4,718	99,974
F5 Networks, Inc. (a)	6,154	1,082,735
Juniper Networks, Inc.	33,270	748,908
Lumentum Holdings, Inc. (a)	6,703	635,444
Motorola Solutions, Inc.	15,408	2,620,284
Ubiquiti, Inc.	153	42,612
ViaSat, Inc. (a)(b)	5,824	190,154
		6,787,651
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	12,003	1,569,632
Arrow Electronics, Inc. (a)	7,582	737,729
Avnet, Inc.	9,832	345,202
Coherent, Inc. (a)	412	61,808
Corning, Inc.	75,647	2,723,292
Dolby Laboratories, Inc. Class A	5,587	542,665
FLIR Systems, Inc.	13,098	574,085
IPG Photonics Corp. (a)	3,324	743,878
Jabil, Inc.	11,978	509,424
Keysight Technologies, Inc. (a)	12,542	1,656,673
Littelfuse, Inc.	2,367	602,780
National Instruments Corp.	12,946	568,847
SYNNEX Corp.	4,136	336,836
Trimble, Inc. (a)	25,163	1,680,134
Vontier Corp. (a)	12,037	402,036
Zebra Technologies Corp. Class A (a)	452	173,717
		13,228,738
IT Services - 1.8%
Akamai Technologies, Inc. (a)	2,829	297,017
Alliance Data Systems Corp.	4,709	348,937
Amdocs Ltd.	13,246	939,539
BigCommerce Holdings, Inc. (a)(b)	213	13,664
CACI International, Inc. Class A (a)	2,094	522,097
Concentrix Corp. (a)	4,185	413,060
DXC Technology Co.	25,461	655,621
Euronet Worldwide, Inc. (a)	5,038	730,107
Genpact Ltd.	11,535	477,088
Jack Henry & Associates, Inc.	1,644	266,312
Leidos Holdings, Inc.	12,261	1,288,876
Paychex, Inc.	6,763	630,176
Sabre Corp.	32,078	385,578
Science Applications International Corp.	5,085	481,244
The Western Union Co.	33,360	731,918
Twilio, Inc. Class A (a)	2,374	803,599
VeriSign, Inc. (a)	4,151	898,276
WEX, Inc. (a)	4,063	826,942
		10,710,051
Semiconductors & Semiconductor Equipment - 2.4%
Allegro MicroSystems LLC (a)	1,663	44,336
Array Technologies, Inc.	5,011	216,175
Cirrus Logic, Inc. (a)	5,811	477,664
Cree, Inc. (a)	11,132	1,178,879
Entegris, Inc.	842	80,916
First Solar, Inc. (a)	9,257	915,702
Marvell Technology Group Ltd.	67,170	3,193,262
Maxim Integrated Products, Inc.	17,893	1,586,214
Microchip Technology, Inc.	6,303	870,507
MKS Instruments, Inc.	1,342	201,904
ON Semiconductor Corp. (a)	40,906	1,338,853
Qorvo, Inc. (a)	11,508	1,913,435
Skyworks Solutions, Inc.	16,821	2,571,594
		14,589,441
Software - 1.3%
2U, Inc. (a)(b)	4,628	185,166
Aspen Technology, Inc. (a)	452	58,873
CDK Global, Inc.	10,701	554,633
Ceridian HCM Holding, Inc. (a)	3,432	365,714
Citrix Systems, Inc.	9,058	1,178,446
Crowdstrike Holdings, Inc. (a)	4,197	889,009
Datto Holding Corp.	1,194	32,238
Duck Creek Technologies, Inc. (a)(b)	369	15,978
FireEye, Inc. (a)	17,366	400,460
Guidewire Software, Inc. (a)	6,882	885,920
Jamf Holding Corp. (a)	1,551	46,406
JFrog Ltd. (b)	224	14,074
Manhattan Associates, Inc. (a)	671	70,576
McAfee Corp.	1,859	31,027
nCino, Inc. (a)(b)	231	16,727
Nuance Communications, Inc. (a)	28,381	1,251,318
Pegasystems, Inc.	387	51,572
RealPage, Inc. (a)	1,088	94,917
SolarWinds, Inc. (a)(b)	4,573	68,366
SS&C Technologies Holdings, Inc.	17,977	1,307,827
Synopsys, Inc. (a)	1,082	280,498
Teradata Corp. (a)(b)	2,581	57,995
Unity Software, Inc. (b)	483	74,126
		7,931,866
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	130,255	1,543,522
HP, Inc.	138,654	3,409,502
NCR Corp. (a)	12,800	480,896
NetApp, Inc.	10,172	673,793
Pure Storage, Inc. Class A (a)	10,276	232,340
Western Digital Corp.	30,722	1,701,692
Xerox Holdings Corp.	17,086	396,224
		8,437,969

TOTAL INFORMATION TECHNOLOGY		61,685,716

MATERIALS - 7.3%
Chemicals - 3.5%
Albemarle Corp. U.S.	10,639	1,569,465
Ashland Global Holdings, Inc.	5,606	443,995
Axalta Coating Systems Ltd. (a)	21,137	603,461
Cabot Corp.	5,603	251,463
Celanese Corp. Class A	11,744	1,526,015
CF Industries Holdings, Inc.	21,547	834,084
Corteva, Inc.	75,632	2,928,471
Eastman Chemical Co.	13,683	1,372,131
Element Solutions, Inc.	21,646	383,784
FMC Corp.	10,483	1,204,811
Huntsman Corp.	20,269	509,563
International Flavors & Fragrances, Inc.	10,781	1,173,404
LyondellBasell Industries NV Class A	25,861	2,370,419
NewMarket Corp.	114	45,405
Olin Corp.	14,213	349,071
PPG Industries, Inc.	23,784	3,430,128
RPM International, Inc.	2,124	192,817
The Chemours Co. LLC	16,506	409,184
The Mosaic Co.	34,836	801,576
The Scotts Miracle-Gro Co. Class A	246	48,988
Valvoline, Inc.	18,720	433,181
W.R. Grace & Co.	3,592	196,913
Westlake Chemical Corp.	3,413	278,501
		21,356,830
Construction Materials - 0.7%
Eagle Materials, Inc.	4,165	422,123
Martin Marietta Materials, Inc.	6,261	1,777,936
Vulcan Materials Co.	13,315	1,974,748
		4,174,807
Containers & Packaging - 1.9%
Amcor PLC	135,094	1,590,056
Aptargroup, Inc.	6,487	888,005
Ardagh Group SA	1,769	30,444
Avery Dennison Corp.	4,941	766,399
Ball Corp.	2,069	192,789
Berry Global Group, Inc. (a)	8,815	495,315
Crown Holdings, Inc. (a)	11,724	1,174,745
Graphic Packaging Holding Co.	21,002	355,774
International Paper Co.	39,694	1,973,586
Packaging Corp. of America	9,454	1,303,801
Sealed Air Corp.	15,577	713,271
Silgan Holdings, Inc.	7,907	293,192
Sonoco Products Co.	10,065	596,351
WestRock Co.	25,904	1,127,601
		11,501,329
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	146,182	3,803,656
Nucor Corp.	30,400	1,616,976
Reliance Steel & Aluminum Co.	6,402	766,640
Royal Gold, Inc.	1,885	200,489
Steel Dynamics, Inc.	20,091	740,755
		7,128,516

TOTAL MATERIALS		44,161,482

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Alexandria Real Estate Equities, Inc.	13,502	2,406,326
American Campus Communities, Inc.	13,743	587,788
American Homes 4 Rent Class A	27,554	826,620
Americold Realty Trust	18,389	686,461
Apartment Income (REIT) Corp. (a)	14,868	571,080
Apartment Investment & Management Co. Class A	14,618	77,183
Apple Hospitality (REIT), Inc.	20,818	268,760
AvalonBay Communities, Inc.	14,194	2,277,143
Boston Properties, Inc.	15,693	1,483,459
Brandywine Realty Trust (SBI)	16,853	200,719
Brixmor Property Group, Inc.	29,808	493,322
Brookfield Property REIT, Inc. Class A (b)	439	6,559
Camden Property Trust (SBI)	9,526	951,838
CoreSite Realty Corp.	1,305	163,490
Corporate Office Properties Trust (SBI)	11,299	294,678
Cousins Properties, Inc.	15,003	502,601
CubeSmart	19,372	651,093
CyrusOne, Inc.	12,129	887,236
Douglas Emmett, Inc.	16,890	492,850
Duke Realty Corp.	37,180	1,486,085
Empire State Realty Trust, Inc.	14,668	136,706
EPR Properties	7,344	238,680
Equity Commonwealth	11,710	319,449
Equity Lifestyle Properties, Inc.	10,287	651,784
Equity Residential (SBI)	37,088	2,198,577
Essex Property Trust, Inc.	6,580	1,562,224
Extra Space Storage, Inc.	3,770	436,792
Federal Realty Investment Trust (SBI)	7,550	642,656
First Industrial Realty Trust, Inc.	12,868	542,129
Gaming & Leisure Properties	21,815	924,956
Healthcare Trust of America, Inc.	21,814	600,758
Healthpeak Properties, Inc.	54,447	1,645,933
Highwoods Properties, Inc. (SBI)	10,259	406,564
Host Hotels & Resorts, Inc.	70,564	1,032,351
Hudson Pacific Properties, Inc.	15,057	361,669
Invitation Homes, Inc.	56,623	1,681,703
Iron Mountain, Inc.	11,905	350,959
JBG SMITH Properties	12,261	383,401
Kilroy Realty Corp.	11,522	661,363
Kimco Realty Corp.	41,448	622,134
Lamar Advertising Co. Class A	8,612	716,691
Life Storage, Inc.	4,850	579,042
Medical Properties Trust, Inc.	53,636	1,168,728
Mid-America Apartment Communities, Inc.	11,492	1,455,921
National Retail Properties, Inc.	17,340	709,553
Omega Healthcare Investors, Inc.	22,708	824,755
Outfront Media, Inc.	14,519	283,992
Paramount Group, Inc.	19,119	172,836
Park Hotels & Resorts, Inc.	23,787	407,947
Rayonier, Inc.	13,380	393,104
Realty Income Corp.	35,455	2,204,237
Regency Centers Corp.	17,031	776,443
Rexford Industrial Realty, Inc.	12,404	609,160
Simon Property Group, Inc.	6,918	589,967
SL Green Realty Corp.	7,390	440,296
Spirit Realty Capital, Inc.	11,019	442,633
Store Capital Corp.	24,368	828,025
Sun Communities, Inc.	10,672	1,621,610
UDR, Inc.	29,577	1,136,644
Ventas, Inc.	37,640	1,845,866
VEREIT, Inc.	22,092	834,857
VICI Properties, Inc.	53,904	1,374,552
Vornado Realty Trust	17,607	657,445
Weingarten Realty Investors (SBI)	12,092	262,034
Welltower, Inc.	42,167	2,724,832
Weyerhaeuser Co.	75,330	2,525,815
WP Carey, Inc.	17,569	1,240,020
		57,543,084
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	33,634	2,109,524
Howard Hughes Corp. (a)	3,928	310,037
Jones Lang LaSalle, Inc.	5,195	770,782
		3,190,343

TOTAL REAL ESTATE		60,733,427

UTILITIES - 7.9%
Electric Utilities - 3.7%
Alliant Energy Corp.	25,179	1,297,474
Avangrid, Inc.	5,708	259,429
Edison International	36,073	2,266,106
Entergy Corp.	20,255	2,022,259
Evergy, Inc.	22,814	1,266,405
Eversource Energy	34,613	2,994,371
FirstEnergy Corp.	54,653	1,672,928
Hawaiian Electric Industries, Inc.	10,851	384,017
IDACORP, Inc.	5,070	486,872
NRG Energy, Inc.	15,931	598,209
OGE Energy Corp.	20,062	639,175
PG&E Corp. (a)	133,457	1,662,874
Pinnacle West Capital Corp.	11,354	907,752
PPL Corp.	77,677	2,190,491
Xcel Energy, Inc.	52,968	3,531,377
		22,179,739
Gas Utilities - 0.4%
Atmos Energy Corp.	12,618	1,204,136
National Fuel Gas Co.	8,671	356,638
UGI Corp.	20,847	728,811
		2,289,585
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	66,652	1,566,322
Vistra Corp.	49,218	967,626
		2,533,948
Multi-Utilities - 2.8%
Ameren Corp.	24,825	1,937,840
CenterPoint Energy, Inc.	50,793	1,099,161
CMS Energy Corp.	28,791	1,756,539
Consolidated Edison, Inc.	33,760	2,439,835
DTE Energy Co.	19,363	2,350,862
MDU Resources Group, Inc.	20,047	528,038
NiSource, Inc.	38,660	886,860
Public Service Enterprise Group, Inc.	50,931	2,969,277
WEC Energy Group, Inc.	31,829	2,929,223
		16,897,635
Water Utilities - 0.6%
American Water Works Co., Inc.	18,257	2,801,902
Essential Utilities, Inc.	22,561	1,066,910
		3,868,812

TOTAL UTILITIES		47,769,719

TOTAL COMMON STOCKS
(Cost $488,315,221)		604,005,634

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.11% (c)	6,256,406	6,257,657
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	6,322,062	6,322,694
TOTAL MONEY MARKET FUNDS
(Cost $12,580,351)		12,580,351
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $500,895,572)		616,585,985
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(11,310,209)
NET ASSETS - 100%		$605,275,776

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	March 2021	$1,151,750	$35,939	$35,939

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,034
Fidelity Securities Lending Cash Central Fund	14,404
Total	$16,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$24,948,106	$24,948,106	$--	$--
Consumer Discretionary	74,318,956	74,318,956	--	--
Consumer Staples	23,697,919	23,697,919	--	--
Energy	23,053,947	23,053,947	--	--
Financials	92,708,976	92,708,976	--	--
Health Care	48,002,113	48,002,113	--	--
Industrials	102,925,273	102,925,273	--	--
Information Technology	61,685,716	61,685,716	--	--
Materials	44,161,482	44,161,482	--	--
Real Estate	60,733,427	60,733,427	--	--
Utilities	47,769,719	47,769,719	--	--
Money Market Funds	12,580,351	12,580,351	--	--
Total Investments in Securities:	$616,585,985	$616,585,985	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$35,939	$35,939	$--	$--
Total Assets	$35,939	$35,939	$--	$--
Total Derivative Instruments:	$35,939	$35,939	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$35,939	$0
Total Equity Risk	35,939	0
Total Value of Derivatives	$35,939	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,114,614) — See accompanying schedule: Unaffiliated issuers (cost $488,315,221)	$604,005,634
Fidelity Central Funds (cost $12,580,351)	12,580,351
Total Investment in Securities (cost $500,895,572)		$616,585,985
Segregated cash with brokers for derivative instruments		162,000
Cash		14,807
Receivable for fund shares sold		1,877,313
Dividends receivable		923,172
Distributions receivable from Fidelity Central Funds		3,588
Receivable for daily variation margin on futures contracts		5,442
Total assets		619,572,307
Liabilities
Payable for investments purchased	$7,562,510
Payable for fund shares redeemed	387,143
Accrued management fee	24,184
Collateral on securities loaned	6,322,694
Total liabilities		14,296,531
Net Assets		$605,275,776
Net Assets consist of:
Paid in capital		$500,351,059
Total accumulated earnings (loss)		104,924,717
Net Assets		$605,275,776
Net Asset Value, offering price and redemption price per share ($605,275,776 ÷ 27,592,827 shares)		$21.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$4,005,011
Non-Cash dividends		521,244
Income from Fidelity Central Funds (including $14,404 from security lending)		16,438
Total income		4,542,693
Expenses
Management fee	$111,934
Independent trustees' fees and expenses	595
Commitment fees	299
Total expenses before reductions	112,828
Expense reductions	(26)
Total expenses after reductions		112,802
Net investment income (loss)		4,429,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,040,574
Fidelity Central Funds	93
Futures contracts	193,798
Total net realized gain (loss)		1,234,465
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	109,341,956
Futures contracts	(13,113)
Total change in net unrealized appreciation (depreciation)		109,328,843
Net gain (loss)		110,563,308
Net increase (decrease) in net assets resulting from operations		$114,993,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,429,891	$1,673,451
Net realized gain (loss)	1,234,465	(11,251,312)
Change in net unrealized appreciation (depreciation)	109,328,843	6,397,509
Net increase (decrease) in net assets resulting from operations	114,993,199	(3,180,352)
Distributions to shareholders	(6,765,302)	(122,834)
Share transactions
Proceeds from sales of shares	278,098,304	271,721,201
Reinvestment of distributions	2,379,795	69,623
Cost of shares redeemed	(33,173,771)	(18,744,087)
Net increase (decrease) in net assets resulting from share transactions	247,304,328	253,046,737
Total increase (decrease) in net assets	355,532,225	249,743,551
Net Assets
Beginning of period	249,743,551	–
End of period	$605,275,776	$249,743,551
Other Information
Shares
Sold	14,822,864	15,531,979
Issued in reinvestment of distributions	114,169	3,291
Redeemed	(1,727,574)	(1,151,902)
Net increase (decrease)	13,209,459	14,383,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$20.00
Income from Investment Operations
Net investment income (loss)B	.19	.46
Net realized and unrealized gain (loss)	4.66	(2.97)
Total from investment operations	4.85	(2.51)
Distributions from net investment income	(.27)	(.13)
Total distributions	(.27)	(.13)
Net asset value, end of period	$21.94	$17.36
Total ReturnC,D	28.03%	(12.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%G
Expenses net of fee waivers, if any	.05%G	.05%G
Expenses net of all reductions	.05%G	.05%G
Net investment income (loss)	1.98%G	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$605,276	$249,744
Portfolio turnover rateH	9%G	89%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Plug Power, Inc.	1.0
Sunrun, Inc.	0.8
Mirati Therapeutics, Inc.	0.7
Ultragenyx Pharmaceutical, Inc.	0.7
Deckers Outdoor Corp.	0.6
Caesars Entertainment, Inc.	0.6
Arrowhead Pharmaceuticals, Inc.	0.6
Churchill Downs, Inc.	0.6
Natera, Inc.	0.6
RH	0.5
6.7

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Health Care	34.6
Information Technology	21.2
Industrials	13.7
Consumer Discretionary	13.3
Financials	4.1

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.0%

Fidelity® Small Cap Growth Index Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	1,648	$61,965
ATN International, Inc.	61	2,547
Bandwidth, Inc. (a)(b)	2,975	457,168
Cincinnati Bell, Inc. (a)	2,562	39,147
Cogent Communications Group, Inc.	6,572	393,466
Consolidated Communications Holdings, Inc. (a)	1,067	5,218
IDT Corp. Class B (a)	1,961	24,238
Iridium Communications, Inc. (a)	11,704	460,260
Ooma, Inc. (a)	3,243	46,699
ORBCOMM, Inc. (a)	1,714	12,718
Vonage Holdings Corp. (a)	20,437	263,126
		1,766,552
Entertainment - 0.1%
Glu Mobile, Inc. (a)	22,687	204,410
LiveXLive Media, Inc. (a)	907	2,975
		207,385
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	13,590	431,211
Eventbrite, Inc. (a)(b)	9,936	179,842
EverQuote, Inc. Class A (a)	2,165	80,863
MediaAlpha, Inc. Class A	1,194	46,650
QuinStreet, Inc. (a)	2,458	52,700
Yelp, Inc. (a)	2,055	67,137
		858,403
Media - 0.6%
AMC Networks, Inc. Class A (a)(b)	1,747	62,490
Cardlytics, Inc. (a)	4,046	577,647
Daily Journal Corp. (a)	132	53,328
Gray Television, Inc. (a)	4,152	74,279
Liberty Media Corp.:
Liberty Braves Class A (a)	1,256	31,237
Liberty Braves Class C (a)	3,055	76,008
Loral Space & Communications Ltd.	382	8,018
Meredith Corp.	3,050	58,560
TechTarget, Inc. (a)	3,674	217,170
WideOpenWest, Inc. (a)	4,028	42,979
		1,201,716
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	6,800	86,496
Gogo, Inc. (a)	8,007	77,107
Shenandoah Telecommunications Co.	7,437	321,650
		485,253

TOTAL COMMUNICATION SERVICES		4,519,309

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.4%
Dorman Products, Inc. (a)	4,100	355,962
Fox Factory Holding Corp. (a)	6,393	675,804
Gentherm, Inc. (a)	5,040	328,709
LCI Industries	3,802	493,043
Motorcar Parts of America, Inc. (a)	268	5,258
Patrick Industries, Inc.	3,248	222,001
Standard Motor Products, Inc.	483	19,542
Visteon Corp. (a)	4,281	537,351
XPEL, Inc. (a)	2,598	133,953
		2,771,623
Automobiles - 0.1%
Winnebago Industries, Inc.	4,826	289,270
Distributors - 0.1%
Core-Mark Holding Co., Inc.	6,387	187,586
Diversified Consumer Services - 0.4%
Aspen Group, Inc. (a)	3,431	38,187
Collectors Universe, Inc.	1,295	97,643
Franchise Group, Inc.	393	11,967
Perdoceo Education Corp. (a)	10,716	135,343
Strategic Education, Inc.	3,741	356,630
Universal Technical Institute, Inc. (a)	4,108	26,538
Vivint Smart Home, Inc. Class A (a)	2,560	53,120
Weight Watchers International, Inc. (a)	1,755	42,822
		762,250
Hotels, Restaurants & Leisure - 4.2%
Accel Entertainment, Inc. (a)	7,857	79,356
Bally's Corp.	2,780	139,639
Bloomin' Brands, Inc.	13,537	262,889
Brinker International, Inc.	4,604	260,448
Caesars Entertainment, Inc. (a)	16,332	1,212,978
Churchill Downs, Inc.	5,871	1,143,612
Cracker Barrel Old Country Store, Inc.	1,560	205,795
Dave & Buster's Entertainment, Inc.	2,491	74,780
Denny's Corp. (a)	6,313	92,675
Dine Brands Global, Inc.	175	10,150
El Pollo Loco Holdings, Inc. (a)	211	3,819
Everi Holdings, Inc. (a)	4,511	62,297
GAN Ltd.	3,012	61,083
Golden Entertainment, Inc. (a)	1,002	19,930
Hilton Grand Vacations, Inc. (a)	13,172	412,942
Jack in the Box, Inc.	383	35,542
Lindblad Expeditions Holdings (a)	3,940	67,453
Marriott Vacations Worldwide Corp.	814	111,697
Monarch Casino & Resort, Inc. (a)	1,412	86,443
Noodles & Co. (a)	2,412	19,055
Papa John's International, Inc.	4,295	364,431
Penn National Gaming, Inc. (a)	12,090	1,044,213
PlayAGS, Inc. (a)	955	6,876
Red Rock Resorts, Inc.	7,625	190,930
Ruth's Hospitality Group, Inc. (b)	5,053	89,590
Scientific Games Corp. Class A (a)	6,347	263,337
SeaWorld Entertainment, Inc. (a)	3,450	108,986
Shake Shack, Inc. Class A (a)	5,429	460,271
Texas Roadhouse, Inc. Class A	10,152	793,480
Wingstop, Inc.	4,585	607,742
		8,292,439
Household Durables - 2.1%
Casper Sleep, Inc.	771	4,742
Cavco Industries, Inc. (a)	1,426	250,192
GoPro, Inc. Class A (a)(b)	16,954	140,379
Hamilton Beach Brands Holding Co. Class A	315	5,516
Helen of Troy Ltd. (a)	3,909	868,541
Hooker Furniture Corp.	89	2,870
Installed Building Products, Inc. (a)	3,552	362,055
iRobot Corp. (a)(b)	4,280	343,641
KB Home	2,027	67,945
Legacy Housing Corp. (a)	288	4,352
LGI Homes, Inc. (a)	3,462	366,453
Lovesac (a)(b)	1,531	65,971
Meritage Homes Corp. (a)	324	26,834
Purple Innovation, Inc. (a)	2,593	85,413
Skyline Champion Corp. (a)	8,187	253,306
Sonos, Inc. (a)	12,508	292,562
Taylor Morrison Home Corp. (a)	1,959	50,248
TopBuild Corp. (a)	5,120	942,490
Universal Electronics, Inc. (a)	1,783	93,536
		4,227,046
Internet & Direct Marketing Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	3,923	101,998
CarParts.com, Inc. (a)(b)	4,926	61,033
Magnite, Inc. (a)(b)	9,279	284,958
Overstock.com, Inc. (a)(b)	5,412	259,614
PetMed Express, Inc.	3,029	97,110
Quotient Technology, Inc. (a)	7,414	69,840
Shutterstock, Inc.	3,395	243,422
Stamps.com, Inc. (a)	2,631	516,176
Stitch Fix, Inc. (a)(b)	7,884	462,948
The RealReal, Inc. (a)	9,855	192,567
Waitr Holdings, Inc. (a)	13,102	36,424
		2,326,090
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,244	50,432
Clarus Corp.	351	5,410
Johnson Outdoors, Inc. Class A	407	45,840
Malibu Boats, Inc. Class A (a)	3,196	199,558
Marine Products Corp.	1,031	14,991
MasterCraft Boat Holdings, Inc. (a)	2,898	71,986
Sturm, Ruger & Co., Inc.	2,300	149,661
YETI Holdings, Inc. (a)(b)	12,382	847,796
		1,385,674
Multiline Retail - 0.0%
Big Lots, Inc.	487	20,907
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	511	10,593
America's Car Mart, Inc. (a)	744	81,721
Asbury Automotive Group, Inc. (a)	1,170	170,516
Boot Barn Holdings, Inc. (a)	4,058	175,955
Camping World Holdings, Inc.	5,082	132,386
Envela Corp. (a)	1,096	5,699
GrowGeneration Corp. (a)	5,711	229,696
Lithia Motors, Inc. Class A (sub. vtg.)	1,967	575,682
Lumber Liquidators Holdings, Inc. (a)	629	19,335
Monro, Inc.	2,489	132,664
Murphy U.S.A., Inc.	4,160	544,419
National Vision Holdings, Inc. (a)	10,301	466,532
OneWater Marine, Inc. Class A	1,348	39,213
Rent-A-Center, Inc.	6,622	253,556
RH (a)	2,438	1,091,054
Sleep Number Corp. (a)	1,611	131,876
Sportsman's Warehouse Holdings, Inc. (a)	6,645	116,620
The Aaron's Co., Inc. (a)	643	12,191
The Children's Place Retail Stores, Inc. (b)	1,544	77,354
Winmark Corp.	122	22,668
		4,289,730
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	10,319	646,589
Deckers Outdoor Corp. (a)	4,323	1,239,750
Steven Madden Ltd.	5,551	196,061
Superior Group of Companies, Inc.	267	6,205
		2,088,605

TOTAL CONSUMER DISCRETIONARY		26,641,220

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	5,518	277,611
Coca-Cola Bottling Co. Consolidated	723	192,513
MGP Ingredients, Inc.	1,499	70,543
National Beverage Corp. (b)	1,839	156,131
Newage, Inc. (a)(b)	7,142	18,783
		715,581
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	21,168	789,143
Natural Grocers by Vitamin Cottage, Inc.	855	11,748
PriceSmart, Inc.	207	18,856
		819,747
Food Products - 1.3%
B&G Foods, Inc. Class A	8,688	240,918
Bridgford Foods Corp. (a)	35	638
Cal-Maine Foods, Inc. (a)	1,914	71,852
Calavo Growers, Inc.	2,534	175,936
Freshpet, Inc. (a)	6,004	852,508
Hostess Brands, Inc. Class A (a)	8,693	127,266
J&J Snack Foods Corp.	606	94,154
John B. Sanfilippo & Son, Inc.	1,334	105,199
Laird Superfood, Inc.	266	12,587
Lancaster Colony Corp.	2,919	536,308
Limoneira Co.	512	8,525
Mission Produce, Inc.	601	9,045
Sanderson Farms, Inc.	2,414	319,131
Tootsie Roll Industries, Inc.	1,949	57,885
Vital Farms, Inc. (a)(b)	634	16,047
		2,627,999
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,588	61,313
Central Garden & Pet Co. Class A (non-vtg.) (a)	699	25,395
WD-40 Co.	1,979	525,781
		612,489
Personal Products - 0.5%
elf Beauty, Inc. (a)	6,979	175,801
Inter Parfums, Inc.	2,737	165,561
LifeVantage Corp. (a)	2,110	19,665
MediFast, Inc.	1,752	343,988
Revlon, Inc. (a)	27	321
USANA Health Sciences, Inc. (a)	1,779	137,161
Veru, Inc. (a)	8,215	71,060
		913,557
Tobacco - 0.0%
Turning Point Brands, Inc.	1,870	83,327
Vector Group Ltd.	2,452	28,566
		111,893

TOTAL CONSUMER STAPLES		5,801,266

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	253	4,223
Cactus, Inc.	3,403	88,716
DMC Global, Inc.	1,034	44,721
		137,660
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp.	733	2,397
Contango Oil & Gas Co. (a)	2,337	5,352
Dorian LPG Ltd. (a)	805	9,813
Goodrich Petroleum Corp. (a)	752	7,588
Magnolia Oil & Gas Corp. Class A (a)	17,955	126,762
Nextdecade Corp. (a)	148	309
Uranium Energy Corp. (a)	11,254	19,807
		172,028

TOTAL ENERGY		309,688

FINANCIALS - 4.1%
Banks - 0.8%
Altabancorp	121	3,378
Bank First National Corp.	896	58,079
Bank7 Corp.	97	1,377
BayCom Corp. (a)	398	6,038
Cambridge Bancorp	212	14,787
Century Bancorp, Inc. Class A (non-vtg.)	43	3,326
Coastal Financial Corp. of Washington (a)	128	2,688
Customers Bancorp, Inc. (a)	256	4,654
Eastern Bankshares, Inc. (a)	4,405	71,846
Esquire Financial Holdings, Inc. (a)	292	5,603
First Financial Bankshares, Inc.	19,947	721,583
First Foundation, Inc.	1,402	28,040
Glacier Bancorp, Inc.	1,572	72,328
Hanmi Financial Corp.	126	1,429
Independent Bank Corp., Massachusetts	314	22,935
Investors Bancorp, Inc.	9,779	103,266
Lakeland Financial Corp.	205	10,984
Meridian Bank/Malvern, PA	138	2,870
National Bank Holdings Corp.	1,203	39,410
Northeast Bank	97	2,184
Reliant Bancorp, Inc.	70	1,303
ServisFirst Bancshares, Inc.	5,594	225,382
Stock Yards Bancorp, Inc.	411	16,637
Unity Bancorp, Inc.	7	123
West Bancorp., Inc.	282	5,443
Westamerica Bancorp.	545	30,133
		1,455,826
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	3,538	178,103
Assetmark Financial Holdings, Inc. (a)	1,027	24,853
BrightSphere Investment Group, Inc.	9,492	183,006
Cohen & Steers, Inc.	3,764	279,665
Cowen Group, Inc. Class A	1,455	37,815
Federated Hermes, Inc. Class B (non-vtg.)	4,278	123,591
Focus Financial Partners, Inc. Class A (a)	4,895	212,933
GAMCO Investors, Inc. Class A	677	12,010
Greenhill & Co., Inc.	2,127	25,822
Hamilton Lane, Inc. Class A	4,966	387,596
Houlihan Lokey	7,962	535,285
Moelis & Co. Class A	8,170	382,029
PJT Partners, Inc.	3,618	272,255
Pzena Investment Management, Inc.	2,493	18,199
Siebert Financial Corp. (a)	1,591	6,682
Silvercrest Asset Management Group Class A	681	9,459
StepStone Group, Inc. Class A	1,385	55,123
StoneX Group, Inc. (a)	165	9,554
Value Line, Inc.	131	4,319
Virtus Investment Partners, Inc.	108	23,436
		2,781,735
Consumer Finance - 0.3%
Atlanticus Holdings Corp. (a)	805	19,827
CURO Group Holdings Corp.	2,840	40,697
First Cash Financial Services, Inc.	6,290	440,552
Green Dot Corp. Class A (a)	712	39,730
PROG Holdings, Inc.	1,341	72,240
		613,046
Diversified Financial Services - 0.0%
GWG Holdings, Inc. (a)	340	2,377
Insurance - 1.5%
BRP Group, Inc. (a)	6,587	197,412
Crawford & Co. Class A	110	813
eHealth, Inc. (a)	4,000	282,440
Fednat Holding Co.	26	154
Goosehead Insurance	272	33,935
HCI Group, Inc.	203	10,617
Heritage Insurance Holdings, Inc.	322	3,262
Investors Title Co.	27	4,131
James River Group Holdings Ltd.	4,050	199,058
Kinsale Capital Group, Inc.	3,281	656,627
National General Holdings Corp.	5,038	172,199
Palomar Holdings, Inc. (a)	3,149	279,757
RLI Corp.	5,336	555,744
Selectquote, Inc. (b)	1,347	27,950
Trean Insurance Group, Inc. (a)	266	3,485
Trupanion, Inc. (a)	4,667	558,687
Universal Insurance Holdings, Inc.	914	13,811
		3,000,082
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	625	39,644
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	769	28,861
Columbia Financial, Inc. (a)	2,186	34,014
Farmer Mac Class C (non-vtg.)	297	22,052
FS Bancorp, Inc.	56	3,069
Greene County Bancorp, Inc.	20	510
Hingham Institution for Savings	14	3,024
Kearny Financial Corp.	3,165	33,422
NMI Holdings, Inc. (a)	709	16,059
Pennymac Financial Services, Inc.	834	54,727
Walker & Dunlop, Inc.	385	35,428
Waterstone Financial, Inc.	214	4,027
		235,193

TOTAL FINANCIALS		8,127,903

HEALTH CARE - 34.6%
Biotechnology - 19.0%
89Bio, Inc. (a)	1,262	30,755
Abeona Therapeutics, Inc. (a)	3,089	4,850
ADMA Biologics, Inc. (a)(b)	9,378	18,287
Adverum Biotechnologies, Inc. (a)	11,820	128,129
Aeglea BioTherapeutics, Inc. (a)	5,725	45,056
Affimed NV (a)	13,287	77,330
Agenus, Inc. (a)	24,419	77,652
Akebia Therapeutics, Inc. (a)(b)	21,980	61,544
Akero Therapeutics, Inc. (a)	2,100	54,180
Akouos, Inc. (a)(b)	1,736	34,425
Albireo Pharma, Inc. (a)	1,846	69,243
Alector, Inc. (a)(b)	7,146	108,119
Aligos Therapeutics, Inc.	1,205	33,318
Allakos, Inc. (a)(b)	4,046	566,440
Allogene Therapeutics, Inc. (a)(b)	8,340	210,502
Allovir, Inc. (a)(b)	2,186	84,030
ALX Oncology Holdings, Inc. (a)(b)	1,183	101,975
Amicus Therapeutics, Inc. (a)	39,785	918,636
Anavex Life Sciences Corp. (a)	8,158	44,053
Annexon, Inc. (a)	1,933	48,383
Apellis Pharmaceuticals, Inc. (a)	9,276	530,587
Applied Molecular Transport, Inc. (b)	1,551	47,724
Applied Therapeutics, Inc. (a)	2,086	45,913
Aprea Therapeutics, Inc. (a)(b)	1,079	5,309
Aravive, Inc. (a)(b)	1,750	9,870
Arcturus Therapeutics Holdings, Inc. (a)(b)	3,389	147,015
Arcus Biosciences, Inc. (a)(b)	6,505	168,870
Arcutis Biotherapeutics, Inc. (a)(b)	3,158	88,835
Ardelyx, Inc. (a)	11,214	72,555
Arena Pharmaceuticals, Inc. (a)	745	57,238
Arrowhead Pharmaceuticals, Inc. (a)	15,514	1,190,389
Assembly Biosciences, Inc. (a)	2,379	14,393
Atara Biotherapeutics, Inc. (a)	8,685	170,487
Athenex, Inc. (a)	10,863	120,145
Athersys, Inc. (a)(b)	26,601	46,552
Atreca, Inc. (a)(b)	4,151	67,039
AVEO Pharmaceuticals, Inc. (a)	1,965	11,338
Avid Bioservices, Inc. (a)	7,898	91,143
Avidity Biosciences, Inc.	2,040	52,061
AVROBIO, Inc. (a)	4,737	66,034
Axcella Health, Inc. (a)	2,042	10,598
Aziyo Biologics, Inc.	271	3,694
Beam Therapeutics, Inc. (b)	6,166	503,392
BeyondSpring, Inc. (a)	2,131	25,998
BioCryst Pharmaceuticals, Inc. (a)(b)	21,630	161,144
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,433	637,082
BioXcel Therapeutics, Inc. (a)(b)	1,965	90,783
Black Diamond Therapeutics, Inc. (a)(b)	2,759	88,426
Blueprint Medicines Corp. (a)	8,554	959,331
BrainStorm Cell Therpeutic, Inc. (a)	4,361	19,734
Bridgebio Pharma, Inc. (a)(b)	11,237	799,063
C4 Therapeutics, Inc.	1,329	44,030
Calithera Biosciences, Inc. (a)	9,811	48,172
Calyxt, Inc. (a)	1,449	6,115
CareDx, Inc. (a)	7,426	538,014
CASI Pharmaceuticals, Inc. (a)	9,095	26,830
Catabasis Pharmaceuticals, Inc. (a)	2,280	4,879
Catalyst Pharmaceutical Partners, Inc. (a)	14,840	49,566
Cel-Sci Corp. (a)(b)	4,510	52,587
Cellular Biomedicine Group, Inc. (a)	1,249	22,957
Centogene NV (a)	1,265	13,637
Checkmate Pharmaceuticals, Inc.	586	8,550
Checkpoint Therapeutics, Inc. (a)	8,263	21,897
ChemoCentryx, Inc. (a)	7,667	474,741
Chinook Therapeutics, Inc. (a)	1,711	27,136
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Cidara Therapeutics, Inc. (a)	4,074	8,148
Clovis Oncology, Inc. (a)(b)	12,959	62,203
CohBar, Inc. (a)	4,697	6,294
Coherus BioSciences, Inc. (a)	9,124	158,575
Constellation Pharmaceuticals, Inc. (a)(b)	4,749	136,771
ContraFect Corp. (a)	3,885	19,619
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	11,037	13,796
Cortexyme, Inc. (a)(b)	2,252	62,561
Crinetics Pharmaceuticals, Inc. (a)	4,018	56,694
Cue Biopharma, Inc. (a)	4,559	57,033
Cytokinetics, Inc. (a)	9,016	187,352
CytomX Therapeutics, Inc. (a)	7,192	47,108
Deciphera Pharmaceuticals, Inc. (a)	5,886	335,914
Denali Therapeutics, Inc. (a)	9,721	814,231
DermTech, Inc. (a)(b)	1,303	42,269
Dicerna Pharmaceuticals, Inc. (a)	10,296	226,821
Dyadic International, Inc. (a)	2,371	12,756
Dynavax Technologies Corp. (a)(b)	14,052	62,531
Dyne Therapeutics, Inc. (b)	1,715	36,015
Eagle Pharmaceuticals, Inc. (a)	1,553	72,323
Editas Medicine, Inc. (a)(b)	9,711	680,838
Eidos Therapeutics, Inc. (a)	1,689	222,239
Eiger Biopharmaceuticals, Inc. (a)	4,618	56,755
Emergent BioSolutions, Inc. (a)	6,979	625,318
Enanta Pharmaceuticals, Inc. (a)	187	7,873
Epizyme, Inc. (a)	8,712	94,612
Esperion Therapeutics, Inc. (a)(b)	4,019	104,494
Evelo Biosciences, Inc. (a)(b)	3,018	36,488
Exicure, Inc. (a)	7,629	13,503
Fate Therapeutics, Inc. (a)	11,074	1,006,959
Fennec Pharmaceuticals, Inc. (a)	3,376	25,151
FibroGen, Inc. (a)	11,186	414,889
Flexion Therapeutics, Inc. (a)(b)	6,874	79,326
Foghorn Therapeutics, Inc.	915	18,547
Forma Therapeutics Holdings, Inc.	2,109	73,604
Fortress Biotech, Inc. (a)	10,147	32,166
Frequency Therapeutics, Inc. (a)	3,889	137,126
G1 Therapeutics, Inc. (a)(b)	2,504	45,047
Galectin Therapeutics, Inc. (a)	5,764	12,911
Galera Therapeutics, Inc. (a)	1,311	13,412
Generation Bio Co. (b)	1,518	43,035
Genprex, Inc. (a)	4,681	19,426
Gossamer Bio, Inc. (a)	3,432	33,187
Gritstone Oncology, Inc. (a)	541	2,132
Halozyme Therapeutics, Inc. (a)(b)	20,580	878,972
Harpoon Therapeutics, Inc. (a)	1,662	27,606
Heron Therapeutics, Inc. (a)	13,586	287,548
Homology Medicines, Inc. (a)	5,209	58,810
Hookipa Pharma, Inc. (a)(b)	1,699	18,842
iBio, Inc. (a)	23,909	25,104
Ideaya Biosciences, Inc. (a)(b)	433	6,062
IGM Biosciences, Inc. (a)	1,087	95,971
Immunic, Inc. (a)	540	8,257
ImmunoGen, Inc. (a)	12,332	79,541
Immunome, Inc.	242	2,343
Immunovant, Inc. (a)	5,813	268,502
Inhibrx, Inc. (a)	972	32,047
Inovio Pharmaceuticals, Inc. (a)(b)	24,534	217,126
Inozyme Pharma, Inc. (a)	945	19,505
Insmed, Inc. (a)	15,677	521,887
Intellia Therapeutics, Inc. (a)(b)	7,763	422,307
Intercept Pharmaceuticals, Inc. (a)(b)	4,033	99,615
Invitae Corp. (a)(b)	17,853	746,434
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	24,704	281,379
iTeos Therapeutics, Inc. (a)	1,344	45,454
Kadmon Holdings, Inc. (a)	26,946	111,826
Kalvista Pharmaceuticals, Inc. (a)	430	8,166
Karuna Therapeutics, Inc. (a)	2,431	246,965
Karyopharm Therapeutics, Inc. (a)(b)	10,839	167,788
Keros Therapeutics, Inc.	1,898	133,885
Kindred Biosciences, Inc. (a)	4,682	20,179
Kiniksa Pharmaceuticals Ltd. (a)	3,812	67,358
Kodiak Sciences, Inc. (a)	4,979	731,465
Kronos Bio, Inc.	1,807	53,975
Krystal Biotech, Inc. (a)	2,077	124,620
Kura Oncology, Inc. (a)	9,538	311,511
Kymera Therapeutics, Inc. (a)	1,235	76,570
La Jolla Pharmaceutical Co. (a)(b)	2,875	11,155
Lexicon Pharmaceuticals, Inc. (a)(b)	6,148	21,026
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,237	222,470
LogicBio Therapeutics, Inc. (a)	2,533	19,327
Macrogenics, Inc. (a)	3,048	69,677
Madrigal Pharmaceuticals, Inc. (a)(b)	1,338	148,745
Magenta Therapeutics, Inc. (a)	2,645	20,737
MannKind Corp. (a)(b)	34,714	108,655
Marker Therapeutics, Inc. (a)	3,330	4,829
MediciNova, Inc. (a)(b)	6,445	33,901
MEI Pharma, Inc. (a)	14,115	37,264
MeiraGTx Holdings PLC (a)	2,919	44,194
Mersana Therapeutics, Inc. (a)	8,248	219,479
Metacrine, Inc.	761	5,981
Minerva Neurosciences, Inc. (a)	5,106	11,948
Mirati Therapeutics, Inc. (a)	6,615	1,452,919
Mirum Pharmaceuticals, Inc. (a)(b)	304	5,308
Molecular Templates, Inc. (a)	4,106	38,555
Morphic Holding, Inc. (a)	2,176	73,005
Mustang Bio, Inc. (a)(b)	7,654	28,970
NantKwest, Inc. (a)(b)	4,153	55,359
Natera, Inc. (a)	10,980	1,092,730
Neoleukin Therapeutics, Inc. (a)(b)	4,978	70,190
Neubase Therapeutics, Inc. (a)(b)	2,729	19,076
Neurobo Pharmaceuticals, Inc. (a)	600	3,150
NextCure, Inc. (a)	2,373	25,866
Nkarta, Inc. (a)(b)	1,989	122,264
Novavax, Inc. (a)(b)	2,576	287,250
Nurix Therapeutics, Inc. (a)(b)	1,421	46,722
Nymox Pharmaceutical Corp. (a)(b)	5,385	13,355
OncoCyte Corp. (a)	10,010	23,924
Oncorus, Inc. (a)	804	25,993
Organogenesis Holdings, Inc. Class A (a)	3,665	27,597
Orgenesis, Inc. (a)	551	2,480
ORIC Pharmaceuticals, Inc. (a)(b)	3,223	109,099
Ovid Therapeutics, Inc. (a)	6,896	15,930
Oyster Point Pharma, Inc. (a)	854	16,072
Pandion Therapeutics, Inc. (a)	858	12,741
Passage Bio, Inc.	2,339	59,808
PhaseBio Pharmaceuticals, Inc. (a)	2,215	7,442
Pieris Pharmaceuticals, Inc. (a)	8,391	20,978
PMV Pharmaceuticals, Inc.	1,670	102,722
Poseida Therapeutics, Inc. (a)	1,511	16,576
Praxis Precision Medicines, Inc.	1,361	74,882
Precigen, Inc. (a)(b)	8,108	82,702
Precision BioSciences, Inc. (a)	6,835	57,004
Prelude Therapeutics, Inc.	1,119	80,064
Prevail Therapeutics, Inc. (a)	2,211	51,008
Protagonist Therapeutics, Inc. (a)	4,865	98,078
Protara Therapeutics, Inc. (a)	560	13,558
PTC Therapeutics, Inc. (a)	9,560	583,447
Puma Biotechnology, Inc. (a)(b)	4,850	49,761
Radius Health, Inc. (a)	7,077	126,395
RAPT Therapeutics, Inc. (a)	1,705	33,674
Recro Pharma, Inc. (a)	2,814	8,020
REGENXBIO, Inc. (a)	5,279	239,455
Relay Therapeutics, Inc. (a)(b)	3,942	163,830
Replimune Group, Inc. (a)	3,684	140,545
Revolution Medicines, Inc.	5,977	236,629
Rhythm Pharmaceuticals, Inc. (a)(b)	5,204	154,715
Rigel Pharmaceuticals, Inc. (a)	26,545	92,908
Rocket Pharmaceuticals, Inc. (a)(b)	5,273	289,171
Rubius Therapeutics, Inc. (a)(b)	915	6,945
Sangamo Therapeutics, Inc. (a)	17,838	278,362
Scholar Rock Holding Corp. (a)	3,968	192,567
Selecta Biosciences, Inc. (a)(b)	5,014	15,192
Seres Therapeutics, Inc. (a)	8,558	209,671
Shattuck Labs, Inc.	1,603	84,013
Soleno Therapeutics, Inc. (a)	7,753	14,963
Solid Biosciences, Inc. (a)(b)	504	3,820
Sorrento Therapeutics, Inc. (a)(b)	38,766	264,578
Spero Therapeutics, Inc. (a)(b)	2,859	55,436
Springworks Therapeutics, Inc. (a)(b)	3,723	269,992
Spruce Biosciences, Inc.	883	21,466
SQZ Biotechnologies Co.	519	15,041
Stoke Therapeutics, Inc. (a)(b)	1,886	116,800
Sutro Biopharma, Inc. (a)	3,702	80,370
Syndax Pharmaceuticals, Inc. (a)	4,178	92,919
Syros Pharmaceuticals, Inc. (a)	6,449	69,972
Taysha Gene Therapies, Inc.	1,045	27,734
TCR2 Therapeutics, Inc. (a)	233	7,207
TG Therapeutics, Inc. (a)	15,216	791,536
Translate Bio, Inc. (a)(b)	10,575	194,897
Travere Therapeutics, Inc. (a)	7,592	206,920
Turning Point Therapeutics, Inc. (a)	5,376	655,066
Twist Bioscience Corp. (a)	5,064	715,493
Tyme Technologies, Inc. (a)	9,449	11,528
Ultragenyx Pharmaceutical, Inc. (a)(b)	9,679	1,339,864
UNITY Biotechnology, Inc. (a)(b)	5,296	27,751
UroGen Pharma Ltd. (a)(b)	1,785	32,166
Vaxart, Inc. (a)(b)	6,936	39,605
Vaxcyte, Inc.	2,202	58,507
VBI Vaccines, Inc. (a)(b)	22,745	62,549
Veracyte, Inc. (a)	8,872	434,196
Verastem, Inc. (a)	11,311	24,092
Vericel Corp. (a)	6,236	192,568
Viela Bio, Inc. (a)	3,307	118,953
Viking Therapeutics, Inc. (a)(b)	593	3,339
Vir Biotechnology, Inc. (a)(b)	8,299	222,247
Voyager Therapeutics, Inc. (a)	3,957	28,293
vTv Therapeutics, Inc. Class A (a)(b)	1,968	3,660
Xencor, Inc. (a)	8,076	352,356
XOMA Corp. (a)	781	34,466
Y-mAbs Therapeutics, Inc. (a)	4,709	233,143
Zentalis Pharmaceuticals, Inc.	4,142	215,135
ZIOPHARM Oncology, Inc. (a)(b)	22,073	55,624
		37,986,798
Health Care Equipment & Supplies - 5.7%
Accelerate Diagnostics, Inc. (a)(b)	4,786	36,278
Accuray, Inc. (a)	13,780	57,463
Acutus Medical, Inc. (a)	1,216	35,033
Alphatec Holdings, Inc. (a)(b)	7,354	106,780
Antares Pharma, Inc. (a)	25,660	102,383
Apyx Medical Corp. (a)	297	2,138
Aspira Women's Health, Inc. (a)(b)	11,633	78,057
Atricure, Inc. (a)	6,763	376,496
Atrion Corp.	218	140,008
AxoGen, Inc. (a)	5,605	100,330
Axonics Modulation Technologies, Inc. (a)(b)	4,700	234,624
Bellerophon Therapeutics, Inc. (a)	695	4,636
Beyond Air, Inc. (a)	2,057	10,840
BioLife Solutions, Inc. (a)	2,187	87,239
BioSig Technologies, Inc. (a)	3,717	14,496
Cantel Medical Corp.	5,866	462,593
Cardiovascular Systems, Inc. (a)	6,080	266,061
Cerus Corp. (a)	25,548	176,792
Chembio Diagnostics, Inc. (a)(b)	2,565	12,184
Co.-Diagnostics, Inc. (a)(b)	4,160	38,688
CONMED Corp.	4,201	470,512
Cryolife, Inc. (a)(b)	4,720	111,439
CryoPort, Inc. (a)(b)	5,415	237,610
Cutera, Inc. (a)	2,655	64,012
CytoSorbents Corp. (a)	6,461	51,494
Eargo, Inc. (a)	995	44,596
Electromed, Inc. (a)	1,201	11,782
Genmark Diagnostics, Inc. (a)	10,812	157,855
Glaukos Corp. (a)	6,595	496,340
Heska Corp. (a)	385	56,075
Inari Medical, Inc.	952	83,100
Inogen, Inc. (a)	1,898	84,803
Integer Holdings Corp. (a)	3,188	258,834
IRadimed Corp. (a)	900	20,520
iRhythm Technologies, Inc. (a)	4,466	1,059,380
Lantheus Holdings, Inc. (a)	10,252	138,299
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	2,060	83,430
LivaNova PLC (a)	5,333	353,098
Meridian Bioscience, Inc. (a)	5,734	107,168
Merit Medical Systems, Inc. (a)	8,377	465,007
Mesa Laboratories, Inc.	729	208,961
Milestone Scientific, Inc. (a)	5,834	12,368
Misonix, Inc. (a)	738	9,225
Natus Medical, Inc. (a)	1,592	31,904
Nemaura Medical, Inc. (a)	886	3,340
Neogen Corp. (a)	8,135	645,106
Nevro Corp. (a)	5,250	908,775
NuVasive, Inc. (a)	7,934	446,922
OraSure Technologies, Inc. (a)	6,689	70,803
OrthoPediatrics Corp. (a)(b)	2,029	83,696
Outset Medical, Inc.	1,234	70,141
PAVmed, Inc. (a)	5,499	11,658
Pulmonx Corp.	1,430	98,699
Pulse Biosciences, Inc. (a)	2,124	50,679
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	16	283
Quotient Ltd. (a)	11,295	58,847
Repro Medical Systems, Inc. (a)	4,119	24,796
Retractable Technologies, Inc. (a)(b)	1,925	20,675
Rockwell Medical Technologies, Inc. (a)	8,622	8,708
Shockwave Medical, Inc. (a)	4,419	458,339
SI-BONE, Inc. (a)	4,494	134,371
Sientra, Inc. (a)	5,733	22,301
Silk Road Medical, Inc. (a)	4,240	267,035
Soliton, Inc. (a)(b)	1,002	7,695
Staar Surgical Co. (a)	7,094	561,987
Stereotaxis, Inc. (a)	6,644	33,818
SurModics, Inc. (a)	2,045	88,998
Tactile Systems Technology, Inc. (a)	2,837	127,495
Tela Bio, Inc. (a)	1,112	16,724
TransMedics Group, Inc. (a)	3,895	77,511
Utah Medical Products, Inc.	401	33,804
Vapotherm, Inc. (a)	3,043	81,735
Venus Concept, Inc. (a)	2,055	3,555
ViewRay, Inc. (a)	6,475	24,735
VolitionRx Ltd. (a)	3,828	14,891
Wright Medical Group NV (c)	213	0
Zynex, Inc. (a)(b)	2,865	38,563
		11,457,616
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	12,140	529,911
AdaptHealth Corp. (a)	3,880	145,733
Addus HomeCare Corp. (a)	2,287	267,785
American Renal Associates Holdings, Inc. (a)	650	7,443
AMN Healthcare Services, Inc. (a)	7,206	491,810
Apollo Medical Holdings, Inc. (a)	3,152	57,587
Avalon GloboCare Corp. (a)(b)	2,264	2,536
Biodesix, Inc. (a)	451	9,092
BioTelemetry, Inc. (a)	5,200	374,816
Castle Biosciences, Inc. (a)	1,852	124,362
Corvel Corp. (a)	1,347	142,782
Cross Country Healthcare, Inc. (a)	514	4,559
Exagen, Inc. (a)	660	8,712
Fulgent Genetics, Inc. (a)(b)	2,095	109,150
Hanger, Inc. (a)	682	14,997
HealthEquity, Inc. (a)	11,642	811,564
InfuSystems Holdings, Inc. (a)	2,316	43,494
LHC Group, Inc. (a)	4,687	999,831
Magellan Health Services, Inc. (a)	1,602	132,710
National Research Corp. Class A	2,053	87,766
Ontrak, Inc. (a)(b)	1,237	76,434
Option Care Health, Inc. (a)	6,314	98,751
Pennant Group, Inc. (a)	3,948	229,221
PetIQ, Inc. Class A (a)(b)	3,283	126,231
Progenity, Inc. (b)	539	2,862
Progyny, Inc. (a)	4,130	175,071
Providence Service Corp. (a)	1,874	259,793
R1 RCM, Inc. (a)	16,764	402,671
RadNet, Inc. (a)	6,729	131,687
Select Medical Holdings Corp. (a)	16,783	464,218
Sharps Compliance Corp. (a)	2,369	22,387
Surgery Partners, Inc. (a)	3,457	100,288
Tenet Healthcare Corp. (a)	1,625	64,886
The Ensign Group, Inc.	7,985	582,266
The Joint Corp. (a)	2,119	55,645
Tivity Health, Inc. (a)	3,118	61,082
Triple-S Management Corp. (a)	313	6,683
U.S. Physical Therapy, Inc.	1,962	235,931
Viemed Healthcare, Inc. (a)	5,450	42,602
		7,505,349
Health Care Technology - 2.0%
Accolade, Inc. (a)(b)	1,667	72,515
Allscripts Healthcare Solutions, Inc. (a)	1,265	18,267
Codiak Biosciences, Inc.	704	22,739
Evolent Health, Inc. (a)	1,849	29,639
Health Catalyst, Inc. (a)	5,215	227,009
HMS Holdings Corp. (a)	13,614	500,315
iCAD, Inc. (a)	3,062	40,418
Inovalon Holdings, Inc. Class A (a)	11,516	209,246
Inspire Medical Systems, Inc. (a)	4,050	761,765
NantHealth, Inc. (a)(b)	4,231	13,666
Omnicell, Inc. (a)	6,565	787,931
OptimizeRx Corp. (a)	2,322	72,354
Phreesia, Inc. (a)	5,153	279,602
Schrodinger, Inc.	4,655	368,583
Simulations Plus, Inc.	2,162	155,491
Tabula Rasa HealthCare, Inc. (a)(b)	3,276	140,344
Vocera Communications, Inc. (a)	4,977	206,695
		3,906,579
Life Sciences Tools & Services - 1.6%
Champions Oncology, Inc. (a)	1,003	10,822
ChromaDex, Inc. (a)	6,183	29,678
Codexis, Inc. (a)	8,299	181,167
Fluidigm Corp. (a)	887	5,322
Luminex Corp.	6,678	154,395
Medpace Holdings, Inc. (a)	4,271	594,523
Nanostring Technologies, Inc. (a)	5,928	396,465
NeoGenomics, Inc. (a)	16,200	872,208
Pacific Biosciences of California, Inc. (a)	23,965	621,652
Personalis, Inc. (a)	3,744	137,068
Quanterix Corp. (a)	3,272	152,148
		3,155,448
Pharmaceuticals - 2.5%
AcelRx Pharmaceuticals, Inc. (a)	2,600	3,224
Aerie Pharmaceuticals, Inc. (a)(b)	5,635	76,129
Agile Therapeutics, Inc. (a)(b)	9,842	28,247
Amneal Pharmaceuticals, Inc. (a)	15,045	68,756
Amphastar Pharmaceuticals, Inc. (a)	5,732	115,271
ANI Pharmaceuticals, Inc. (a)	784	22,767
Aquestive Therapeutics, Inc. (a)	2,867	15,338
Arvinas Holding Co. LLC (a)	5,345	453,951
Atea Pharmaceuticals, Inc.	1,754	73,282
Athira Pharma, Inc.	1,545	52,916
Avenue Therapeutics, Inc. (a)	1,127	6,706
Axsome Therapeutics, Inc. (a)(b)	4,281	348,773
Biodelivery Sciences International, Inc. (a)	13,691	57,502
Cara Therapeutics, Inc. (a)	6,342	95,954
Cassava Sciences, Inc. (a)	1,713	11,683
Cerecor, Inc. (a)	4,875	12,870
Chiasma, Inc. (a)	7,697	33,482
Collegium Pharmaceutical, Inc. (a)	5,358	107,321
Corcept Therapeutics, Inc. (a)	15,086	394,650
CorMedix, Inc. (a)	4,593	34,126
Durect Corp. (a)	31,211	64,607
Eloxx Pharmaceuticals, Inc. (a)	3,939	15,677
Endo International PLC (a)	15,057	108,109
Eton Pharmaceuticals, Inc. (a)	2,775	22,561
Evofem Biosciences, Inc. (a)(b)	11,114	26,785
Evolus, Inc. (a)(b)	1,299	4,365
Fulcrum Therapeutics, Inc. (a)(b)	2,145	25,118
Graybug Vision, Inc.	787	22,839
Harmony Biosciences Holdings, Inc. (a)	726	26,245
Harrow Health, Inc. (a)	3,274	22,460
IMARA, Inc.	1,156	25,490
Innoviva, Inc. (a)	9,799	121,410
Intersect ENT, Inc. (a)	4,979	114,019
Intra-Cellular Therapies, Inc. (a)	3,889	123,670
Kala Pharmaceuticals, Inc. (a)(b)	6,087	41,270
Kaleido Biosciences, Inc. (a)(b)	1,695	15,425
Liquidia Technologies, Inc. (a)	3,919	11,561
Lyra Therapeutics, Inc.	928	10,579
Marinus Pharmaceuticals, Inc. (a)(b)	3,773	46,031
NGM Biopharmaceuticals, Inc. (a)	3,396	102,882
Ocular Therapeutix, Inc. (a)	10,668	220,828
Odonate Therapeutics, Inc. (a)	2,347	45,062
Omeros Corp. (a)(b)	9,192	131,308
OptiNose, Inc. (a)(b)	5,290	21,901
Osmotica Pharmaceuticals PLC (a)(b)	1,524	6,279
Pacira Biosciences, Inc. (a)	6,613	395,722
Paratek Pharmaceuticals, Inc. (a)	6,560	41,066
Phathom Pharmaceuticals, Inc. (a)	1,652	54,879
Phibro Animal Health Corp. Class A	2,809	54,551
Pliant Therapeutics, Inc.	1,266	28,764
Prestige Brands Holdings, Inc. (a)	2,750	95,893
Provention Bio, Inc. (a)	7,242	122,679
Relmada Therapeutics, Inc. (a)(b)	2,222	71,260
Revance Therapeutics, Inc. (a)	7,544	213,797
Satsuma Pharmaceuticals, Inc. (a)	1,066	4,914
scPharmaceuticals, Inc. (a)	958	5,068
SIGA Technologies, Inc. (a)	7,924	57,607
Strongbridge Biopharma PLC (a)	5,950	14,459
Supernus Pharmaceuticals, Inc. (a)	1,644	41,363
Tarsus Pharmaceuticals, Inc. (a)	740	30,584
TherapeuticsMD, Inc. (a)(b)	33,448	40,472
Theravance Biopharma, Inc. (a)	6,207	110,298
Tricida, Inc. (a)	4,265	30,068
Verrica Pharmaceuticals, Inc. (a)(b)	1,914	22,030
Vyne Therapeutics, Inc. (a)	2,545	4,021
WAVE Life Sciences (a)	5,001	39,358
Xeris Pharmaceuticals, Inc. (a)(b)	6,538	32,167
Zogenix, Inc. (a)	8,610	172,114
		5,072,563

TOTAL HEALTH CARE		69,084,353

INDUSTRIALS - 13.7%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc.	11,182	590,969
AeroVironment, Inc. (a)	3,359	291,897
Cubic Corp.	555	34,432
Kaman Corp.	440	25,137
Kratos Defense & Security Solutions, Inc. (a)	18,835	516,644
National Presto Industries, Inc.	35	3,095
PAE, Inc. (a)	9,061	83,180
Parsons Corp. (a)	2,492	90,734
Vectrus, Inc. (a)	655	32,567
		1,668,655
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	9,098	285,131
Atlas Air Worldwide Holdings, Inc. (a)	265	14,453
Forward Air Corp.	2,608	200,399
		499,983
Airlines - 0.0%
Allegiant Travel Co.	237	44,850
Building Products - 1.8%
AAON, Inc.	6,335	422,101
Advanced Drain Systems, Inc.	8,708	727,815
Alpha PRO Tech Ltd. (a)	1,872	20,873
Apogee Enterprises, Inc.	576	18,248
Builders FirstSource, Inc. (a)	16,225	662,142
Cornerstone Building Brands, Inc. (a)	2,871	26,643
CSW Industrials, Inc.	2,102	235,235
Gibraltar Industries, Inc. (a)	1,148	82,587
Masonite International Corp. (a)	3,767	370,447
PGT Innovations, Inc. (a)	3,294	67,000
Simpson Manufacturing Co. Ltd.	6,736	629,479
UFP Industries, Inc.	7,774	431,846
		3,694,416
Commercial Services & Supplies - 1.5%
Brady Corp. Class A	5,429	286,760
Casella Waste Systems, Inc. Class A (a)	6,547	405,587
Cimpress PLC (a)	897	78,703
Covanta Holding Corp.	7,175	94,208
Healthcare Services Group, Inc.	11,554	324,667
IBEX Ltd. (a)	290	5,423
Interface, Inc.	1,709	17,945
McGrath RentCorp.	2,112	141,715
Montrose Environmental Group, Inc. (a)	702	21,734
Pitney Bowes, Inc.	10,299	63,442
Tetra Tech, Inc.	8,320	963,290
The Brink's Co.	7,622	548,784
UniFirst Corp.	130	27,520
		2,979,778
Construction & Engineering - 0.7%
Ameresco, Inc. Class A (a)	3,836	200,393
Comfort Systems U.S.A., Inc.	1,635	86,099
Construction Partners, Inc. Class A (a)	1,828	53,213
Dycom Industries, Inc. (a)	3,416	257,976
EMCOR Group, Inc.	684	62,559
Granite Construction, Inc.	690	18,430
HC2 Holdings, Inc. (a)	8,756	28,545
IES Holdings, Inc. (a)	464	21,363
MasTec, Inc. (a)(b)	593	40,431
MYR Group, Inc. (a)	1,650	99,165
NV5 Global, Inc. (a)	1,577	124,236
Primoris Services Corp.	4,207	116,155
Sterling Construction Co., Inc. (a)	662	12,320
Willscot Mobile Mini Holdings (a)	8,742	202,552
		1,323,437
Electrical Equipment - 2.6%
Allied Motion Technologies, Inc.	982	50,180
Atkore International Group, Inc. (a)	7,323	301,049
Bloom Energy Corp. Class A (a)	12,916	370,173
EnerSys	593	49,255
FuelCell Energy, Inc. (a)	29,562	330,208
Orion Energy Systems, Inc. (a)	4,188	41,336
Plug Power, Inc. (a)(b)	57,911	1,963,726
Sunrun, Inc. (a)	23,253	1,613,293
TPI Composites, Inc. (a)	4,768	251,655
Vicor Corp. (a)	2,990	275,738
		5,246,613
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	402	13,302
Machinery - 3.0%
Alamo Group, Inc.	1,238	170,782
Albany International Corp. Class A	3,915	287,439
Blue Bird Corp. (a)	847	15,466
Douglas Dynamics, Inc.	3,177	135,880
Energy Recovery, Inc. (a)(b)	6,235	85,045
Enerpac Tool Group Corp. Class A	3,058	69,141
ESCO Technologies, Inc.	3,620	373,656
Evoqua Water Technologies Corp. (a)	14,130	381,227
ExOne Co. (a)	1,469	13,941
Federal Signal Corp.	8,490	281,613
Franklin Electric Co., Inc.	6,587	455,886
Gencor Industries, Inc. (a)	30	369
Gorman-Rupp Co.	285	9,248
Helios Technologies, Inc.	2,101	111,962
John Bean Technologies Corp.	4,837	550,789
Kadant, Inc.	1,754	247,279
Lindsay Corp.	1,657	212,858
Luxfer Holdings PLC sponsored	78	1,281
Meritor, Inc. (a)	8,176	228,192
Mueller Water Products, Inc. Class A	1,270	15,723
Omega Flex, Inc.	444	64,824
Proto Labs, Inc. (a)(b)	4,134	634,156
RBC Bearings, Inc. (a)	3,804	681,068
REV Group, Inc.	325	2,863
Rexnord Corp.	1,367	53,983
SPX Corp. (a)	4,921	268,391
Tennant Co.	2,812	197,318
The Shyft Group, Inc.	5,345	151,691
Watts Water Technologies, Inc. Class A	1,860	226,362
Welbilt, Inc. (a)	5,650	74,580
		6,003,013
Professional Services - 1.5%
ASGN, Inc. (a)	6,500	542,945
Barrett Business Services, Inc.	72	4,911
CBIZ, Inc. (a)	1,335	35,524
CRA International, Inc.	869	44,258
Exponent, Inc.	7,926	713,578
Forrester Research, Inc. (a)	1,684	70,560
Franklin Covey Co. (a)	1,869	41,623
Huron Consulting Group, Inc. (a)	299	17,626
ICF International, Inc.	1,398	103,913
Insperity, Inc.	2,765	225,126
Kforce, Inc.	3,060	128,795
Mastech Digital, Inc. (a)	613	9,747
Red Violet, Inc. (a)	1,068	27,885
TriNet Group, Inc. (a)	6,356	512,294
Upwork, Inc. (a)	14,352	495,431
Willdan Group, Inc. (a)	1,093	45,578
		3,019,794
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)(b)	8,138	303,547
Daseke, Inc. (a)	7,142	41,495
Marten Transport Ltd.	4,438	76,467
P.A.M. Transportation Services, Inc. (a)	14	686
Saia, Inc. (a)	4,062	734,410
Universal Logistics Holdings, Inc.	812	16,719
Werner Enterprises, Inc.	8,323	326,428
		1,499,752
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	2,385	186,006
CAI International, Inc.	445	13,902
EVI Industries, Inc. (a)	767	22,949
Foundation Building Materials, Inc. (a)	680	13,063
Herc Holdings, Inc. (a)	208	13,813
Lawson Products, Inc. (a)	424	21,586
SiteOne Landscape Supply, Inc. (a)	6,796	1,078,049
Systemax, Inc.	1,279	45,903
Transcat, Inc. (a)	1,103	38,252
		1,433,523

TOTAL INDUSTRIALS		27,427,116

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	5,995	437,395
CalAmp Corp. (a)	3,435	34,075
Calix Networks, Inc. (a)	8,199	244,002
Cambium Networks Corp. (a)	862	21,619
Casa Systems, Inc. (a)	4,764	29,394
Clearfield, Inc. (a)	1,727	42,691
Extreme Networks, Inc. (a)	18,805	129,566
Genasys, Inc. (a)	5,133	33,467
Infinera Corp. (a)	12,597	132,017
Inseego Corp. (a)(b)	10,842	167,726
InterDigital, Inc.	1,456	88,350
Plantronics, Inc.	1,765	47,708
Resonant, Inc. (a)(b)	7,752	20,543
Viavi Solutions, Inc. (a)	35,389	529,950
		1,958,503
Electronic Equipment & Components - 2.5%
Akoustis Technologies, Inc. (a)(b)	5,114	62,544
Badger Meter, Inc.	4,501	423,364
ePlus, Inc. (a)	1,691	148,723
Fabrinet (a)	5,675	440,323
FARO Technologies, Inc. (a)	2,512	177,423
Fitbit, Inc. (a)	25,382	172,598
II-VI, Inc. (a)(b)	13,984	1,062,225
Insight Enterprises, Inc. (a)	1,468	111,700
Intellicheck, Inc. (a)	2,838	32,367
Iteris, Inc. (a)	6,163	34,821
Itron, Inc. (a)	6,200	594,580
Luna Innovations, Inc. (a)	4,494	44,401
Methode Electronics, Inc. Class A	983	37,629
Napco Security Technolgies, Inc. (a)	1,794	47,039
nLIGHT, Inc. (a)	5,466	178,465
Novanta, Inc. (a)	5,276	623,729
OSI Systems, Inc. (a)	2,621	244,330
Par Technology Corp. (a)(b)	2,951	185,293
PC Connection, Inc.	61	2,885
Plexus Corp. (a)	3,593	281,009
Research Frontiers, Inc. (a)	3,626	10,189
Rogers Corp. (a)	502	77,956
Wrap Technologies, Inc. (a)	1,817	8,776
		5,002,369
IT Services - 2.9%
Brightcove, Inc. (a)	6,119	112,590
Cardtronics PLC (a)	4,050	142,965
Cass Information Systems, Inc.	2,203	85,719
CSG Systems International, Inc.	5,028	226,612
Endurance International Group Holdings, Inc. (a)	10,207	96,456
EVERTEC, Inc.	9,307	365,951
EVO Payments, Inc. Class A (a)	6,412	173,188
ExlService Holdings, Inc. (a)	5,125	436,291
GreenSky, Inc. Class A (a)	9,768	45,226
Grid Dynamics Holdings, Inc. (a)	4,156	52,366
GTT Communications, Inc. (a)(b)	4,979	17,775
Hackett Group, Inc.	3,277	47,156
i3 Verticals, Inc. Class A (a)	2,879	95,583
International Money Express, Inc. (a)	4,583	71,128
KBR, Inc.	2,733	84,532
Limelight Networks, Inc. (a)(b)	18,458	73,647
Liveramp Holdings, Inc. (a)	7,997	585,300
ManTech International Corp. Class A	1,771	157,513
Maximus, Inc.	9,418	689,303
NIC, Inc.	10,131	261,684
Paysign, Inc. (a)(b)	4,821	22,369
Perficient, Inc. (a)	5,041	240,204
Perspecta, Inc.	17,790	428,383
PFSweb, Inc. (a)	1,747	11,757
Priority Technology Holdings, Inc. (a)	1,058	7,448
Rackspace Technology, Inc. (a)(b)	4,368	83,254
Repay Holdings Corp. (a)	9,494	258,712
Sykes Enterprises, Inc. (a)	314	11,828
Ttec Holdings, Inc.	2,819	205,590
Tucows, Inc. (a)	1,431	105,737
Unisys Corp. (a)	975	19,188
Verra Mobility Corp. (a)	20,750	278,465
Virtusa Corp. (a)	4,521	231,159
		5,725,079
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. (a)	5,885	570,668
Ambarella, Inc. (a)	1,540	141,403
Amkor Technology, Inc.	2,548	38,424
Atomera, Inc. (a)(b)	2,707	43,556
Axcelis Technologies, Inc. (a)	4,710	137,155
Brooks Automation, Inc.	11,245	762,973
Ceva, Inc. (a)	3,391	154,291
CMC Materials, Inc.	4,487	678,883
Cohu, Inc.	426	16,265
CyberOptics Corp. (a)	1,079	24,483
Diodes, Inc. (a)	1,154	81,357
DSP Group, Inc. (a)	3,021	50,118
FormFactor, Inc. (a)	11,976	515,208
Ichor Holdings Ltd. (a)	3,504	105,628
Impinj, Inc. (a)	2,624	109,867
Lattice Semiconductor Corp. (a)	21,048	964,419
MACOM Technology Solutions Holdings, Inc. (a)	7,276	400,471
Maxeon Solar Technologies Ltd. (a)(b)	1,016	28,824
MaxLinear, Inc. Class A (a)	6,353	242,621
NeoPhotonics Corp. (a)	5,246	47,686
NVE Corp.	630	35,393
Onto Innovation, Inc. (a)	1,838	87,397
PDF Solutions, Inc. (a)	4,110	88,776
Pixelworks, Inc. (a)	5,092	14,359
Power Integrations, Inc.	9,103	745,172
Semtech Corp. (a)	9,962	718,161
Silicon Laboratories, Inc. (a)	6,683	851,013
SiTime Corp. (a)	1,435	160,620
SMART Global Holdings, Inc. (a)	2,111	79,437
SunPower Corp. (a)(b)	8,233	211,094
Synaptics, Inc. (a)	5,047	486,531
Ultra Clean Holdings, Inc. (a)	6,249	194,656
		8,786,909
Software - 10.3%
8x8, Inc. (a)	16,298	561,792
A10 Networks, Inc. (a)	9,385	92,536
ACI Worldwide, Inc. (a)	17,697	680,096
Agilysys, Inc. (a)	2,971	114,027
Alarm.com Holdings, Inc. (a)	7,355	760,875
Altair Engineering, Inc. Class A (a)	6,696	389,573
American Software, Inc. Class A	4,620	79,325
AppFolio, Inc. (a)	2,529	455,321
Appian Corp. Class A (a)(b)	5,502	891,819
Avaya Holdings Corp. (a)	12,815	245,407
Benefitfocus, Inc. (a)	4,416	63,944
Blackbaud, Inc.	7,636	439,528
BlackLine, Inc. (a)	7,888	1,052,101
Bottomline Technologies, Inc. (a)	6,866	362,113
Box, Inc. Class A (a)	21,887	395,060
ChannelAdvisor Corp. (a)	4,385	70,072
Cloudera, Inc. (a)(b)	15,477	215,285
CommVault Systems, Inc. (a)	6,544	362,341
Cornerstone OnDemand, Inc. (a)	9,503	418,512
Digimarc Corp. (a)(b)	1,709	80,733
Digital Turbine, Inc. (a)	13,037	737,373
Domo, Inc. Class B (a)	4,027	256,802
Ebix, Inc. (b)	2,284	86,723
eGain Communications Corp. (a)	1,148	13,558
Envestnet, Inc. (a)	8,215	676,012
Intelligent Systems Corp. (a)	1,153	46,247
j2 Global, Inc. (a)	6,700	654,523
LivePerson, Inc. (a)	9,637	599,711
MicroStrategy, Inc. Class A (a)	713	277,036
Mimecast Ltd. (a)	8,868	504,057
Mitek Systems, Inc. (a)	6,314	112,263
Model N, Inc. (a)	5,307	189,354
Onespan, Inc. (a)	5,162	106,750
Park City Group, Inc. (a)	238	1,140
Ping Identity Holding Corp. (a)	5,758	164,909
Progress Software Corp.	6,933	313,302
PROS Holdings, Inc. (a)	6,076	308,479
Q2 Holdings, Inc. (a)	7,778	984,150
QAD, Inc. Class A	1,801	113,787
Qualys, Inc. (a)(b)	5,263	641,402
Rapid7, Inc. (a)	8,006	721,821
Rimini Street, Inc. (a)	3,387	15,004
SailPoint Technologies Holding, Inc. (a)	13,637	726,034
Sapiens International Corp. NV	4,270	130,705
SecureWorks Corp. (a)	35	498
ShotSpotter, Inc. (a)(b)	1,265	47,691
Smith Micro Software, Inc. (a)	5,323	28,851
Sprout Social, Inc. (a)	4,336	196,898
SPS Commerce, Inc. (a)	5,506	597,897
Sumo Logic, Inc. (b)	1,798	51,387
SVMK, Inc. (a)	19,008	485,654
TeleNav, Inc. (a)	1,818	8,545
Tenable Holdings, Inc. (a)	11,017	575,748
Upland Software, Inc. (a)	4,131	189,572
Varonis Systems, Inc. (a)	4,820	788,600
Verint Systems, Inc. (a)	4,505	302,646
Veritone, Inc. (a)	3,602	102,477
VirnetX Holding Corp. (b)	4,930	24,847
Workiva, Inc. (a)	6,153	563,738
Xperi Holding Corp.	1,166	24,369
Yext, Inc. (a)(b)	15,858	249,288
Zix Corp. (a)	8,497	73,329
Zuora, Inc. (a)	15,552	216,639
		20,640,276
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. (a)	4,829	76,636
Corsair Gaming, Inc. (b)	1,339	48,499
Diebold Nixdorf, Inc. (a)	4,359	46,467
Immersion Corp. (a)	2,008	22,670
Intevac, Inc. (a)	842	6,071
Quantum Corp. (a)	740	4,529
Super Micro Computer, Inc. (a)	1,972	62,434
		267,306

TOTAL INFORMATION TECHNOLOGY		42,380,442

MATERIALS - 2.4%
Chemicals - 1.6%
American Vanguard Corp.	769	11,935
Amyris, Inc. (a)(b)	1,684	10,399
Balchem Corp.	4,552	524,481
Chase Corp.	1,137	114,848
Ferro Corp. (a)	9,290	135,913
GCP Applied Technologies, Inc. (a)	5,815	137,525
H.B. Fuller Co.	5,152	267,286
Hawkins, Inc.	796	41,639
Ingevity Corp. (a)	6,421	486,262
Innospec, Inc.	3,051	276,817
Koppers Holdings, Inc. (a)	1,918	59,765
Marrone Bio Innovations, Inc. (a)	9,567	11,959
Orion Engineered Carbons SA	5,187	88,905
PQ Group Holdings, Inc.	852	12,150
Quaker Chemical Corp.	2,055	520,716
Sensient Technologies Corp.	2,665	196,597
Stepan Co.	258	30,785
Trinseo SA	1,841	94,278
Tronox Holdings PLC	4,838	70,732
		3,092,992
Construction Materials - 0.0%
Forterra, Inc. (a)	4,517	77,670
United States Lime & Minerals, Inc.	12	1,368
		79,038
Containers & Packaging - 0.1%
Myers Industries, Inc.	2,002	41,602
O-I Glass, Inc.	18,725	222,828
Pactiv Evergreen, Inc.	1,176	21,333
UFP Technologies, Inc. (a)	73	3,402
		289,165
Metals & Mining - 0.4%
Caledonia Mining Corp. PLC	601	9,544
Compass Minerals International, Inc.	5,267	325,079
Gatos Silver, Inc.	950	12,379
Materion Corp.	945	60,215
Novagold Resources, Inc. (a)	34,235	331,350
		738,567
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,063	50,811
Louisiana-Pacific Corp.	17,002	631,964
		682,775

TOTAL MATERIALS		4,882,537

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexanders, Inc.	331	91,803
Bluerock Residential Growth (REIT), Inc.	1,400	17,738
Broadstone Net Lease, Inc.	976	19,110
CareTrust (REIT), Inc.	2,278	50,526
CatchMark Timber Trust, Inc.	1,269	11,878
CIM Commercial Trust Corp.	1,868	26,600
Clipper Realty, Inc.	2,065	14,558
Community Healthcare Trust, Inc.	3,608	169,973
Easterly Government Properties, Inc.	13,022	294,948
EastGroup Properties, Inc.	5,818	803,233
Four Corners Property Trust, Inc.	11,590	345,034
Gladstone Commercial Corp.	1,476	26,568
Gladstone Land Corp.	2,019	29,558
LTC Properties, Inc.	2,557	99,493
Monmouth Real Estate Investment Corp. Class A	13,478	233,439
National Health Investors, Inc.	2,282	157,846
National Storage Affiliates Trust	9,874	355,760
NETSTREIT Corp.	528	10,291
NexPoint Residential Trust, Inc.	615	26,021
Plymouth Industrial REIT, Inc.	4,118	61,770
PS Business Parks, Inc.	3,182	422,792
QTS Realty Trust, Inc. Class A	9,462	585,509
Ryman Hospitality Properties, Inc.	6,771	458,803
Safehold, Inc.	1,582	114,679
Saul Centers, Inc.	1,788	56,644
Stag Industrial, Inc.	2,327	72,882
Terreno Realty Corp.	4,588	268,444
UMH Properties, Inc.	4,724	69,962
Uniti Group, Inc.	30,027	352,217
Universal Health Realty Income Trust (SBI)	1,812	116,457
		5,364,536
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	3	39
Cushman & Wakefield PLC (a)	5,907	87,601
eXp World Holdings, Inc. (a)	3,870	244,274
Fathom Holdings, Inc. (a)	253	9,118
Griffin Industrial Realty, Inc.	333	20,813
Marcus & Millichap, Inc. (a)	300	11,169
Maui Land & Pineapple, Inc. (a)	345	3,978
Redfin Corp. (a)	15,429	1,058,892
The RMR Group, Inc.	2,185	84,385
The St. Joe Co.	2,538	107,738
		1,628,007

TOTAL REAL ESTATE		6,992,543

UTILITIES - 1.6%
Electric Utilities - 0.1%
Genie Energy Ltd. Class B	2,039	14,701
MGE Energy, Inc.	1,508	105,605
Otter Tail Corp.	2,120	90,333
Spark Energy, Inc. Class A,	1,941	18,575
		229,214
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. Class A	2,440	176,717
Chesapeake Utilities Corp.	2,522	272,906
Northwest Natural Holding Co.	534	24,559
ONE Gas, Inc.	926	71,089
RGC Resources, Inc.	599	14,244
South Jersey Industries, Inc.	9,161	197,420
Southwest Gas Holdings, Inc.	706	42,890
		799,825
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	750	1,575
Brookfield Renewable Corp.	1,395	81,287
Clearway Energy, Inc.:
Class A	467	13,800
Class C	3,090	98,664
Ormat Technologies, Inc. (b)	6,182	558,111
Sunnova Energy International, Inc. (a)	1,027	46,349
		799,786
Water Utilities - 0.7%
American States Water Co.	5,672	450,981
Artesian Resources Corp. Class A	52	1,928
Cadiz, Inc. (a)	2,046	21,790
California Water Service Group	7,030	379,831
Global Water Resources, Inc.	1,822	26,255
Middlesex Water Co.	2,633	190,814
Pure Cycle Corp. (a)	3,206	36,003
SJW Corp.	2,146	148,847
York Water Co.	2,031	94,645
		1,351,094

TOTAL UTILITIES		3,179,919

TOTAL COMMON STOCKS
(Cost $155,485,121)		199,346,296

Money Market Funds - 10.8%
Fidelity Cash Central Fund 0.11% (d)	2,424,537	2,425,021
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	19,226,735	19,228,658
TOTAL MONEY MARKET FUNDS
(Cost $21,653,679)		21,653,679
TOTAL INVESTMENT IN SECURITIES - 110.6%
(Cost $177,138,800)		220,999,975
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(21,213,815)
NET ASSETS - 100%		$199,786,160

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2021	$493,700	$16,986	$16,986

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$675
Fidelity Securities Lending Cash Central Fund	75,166
Total	$75,841

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,519,309	$4,519,309	$--	$--
Consumer Discretionary	26,641,220	26,641,220	--	--
Consumer Staples	5,801,266	5,801,266	--	--
Energy	309,688	309,688	--	--
Financials	8,127,903	8,127,903	--	--
Health Care	69,084,353	69,084,021	283	49
Industrials	27,427,116	27,427,116	--	--
Information Technology	42,380,442	42,380,442	--	--
Materials	4,882,537	4,882,537	--	--
Real Estate	6,992,543	6,992,543	--	--
Utilities	3,179,919	3,179,919	--	--
Money Market Funds	21,653,679	21,653,679	--	--
Total Investments in Securities:	$220,999,975	$220,999,643	$283	$49
Derivative Instruments:
Assets
Futures Contracts	$16,986	$16,986	$--	$--
Total Assets	$16,986	$16,986	$--	$--
Total Derivative Instruments:	$16,986	$16,986	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,986	$0
Total Equity Risk	16,986	0
Total Value of Derivatives	$16,986	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,341,721) — See accompanying schedule: Unaffiliated issuers (cost $155,485,121)	$199,346,296
Fidelity Central Funds (cost $21,653,679)	21,653,679
Total Investment in Securities (cost $177,138,800)		$220,999,975
Segregated cash with brokers for derivative instruments		54,000
Cash		24,008
Receivable for fund shares sold		1,199,718
Dividends receivable		61,920
Distributions receivable from Fidelity Central Funds		16,326
Other receivables		87
Total assets		222,356,034
Liabilities
Payable for investments purchased	$3,013,908
Payable for fund shares redeemed	319,021
Accrued management fee	7,407
Payable for daily variation margin on futures contracts	880
Collateral on securities loaned	19,228,658
Total liabilities		22,569,874
Net Assets		$199,786,160
Net Assets consist of:
Paid in capital		$156,097,020
Total accumulated earnings (loss)		43,689,140
Net Assets		$199,786,160
Net Asset Value, offering price and redemption price per share ($199,786,160 ÷ 7,047,259 shares)		$28.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$277,046
Income from Fidelity Central Funds (including $75,166 from security lending)		75,841
Total income		352,887
Expenses
Management fee	$25,299
Independent trustees' fees and expenses	120
Commitment fees	60
Total expenses before reductions	25,479
Expense reductions	(7)
Total expenses after reductions		25,472
Net investment income (loss)		327,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	586,311
Fidelity Central Funds	126
Foreign currency transactions	19
Futures contracts	159,160
Total net realized gain (loss)		745,616
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,579,287
Futures contracts	1,154
Total change in net unrealized appreciation (depreciation)		38,580,441
Net gain (loss)		39,326,057
Net increase (decrease) in net assets resulting from operations		$39,653,472

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,415	$179,230
Net realized gain (loss)	745,616	(137,483)
Change in net unrealized appreciation (depreciation)	38,580,441	5,297,720
Net increase (decrease) in net assets resulting from operations	39,653,472	5,339,467
Distributions to shareholders	(1,210,023)	(58,938)
Share transactions
Proceeds from sales of shares	123,784,059	62,517,358
Reinvestment of distributions	1,096,444	55,917
Cost of shares redeemed	(17,750,862)	(13,640,734)
Net increase (decrease) in net assets resulting from share transactions	107,129,641	48,932,541
Total increase (decrease) in net assets	145,573,090	54,213,070
Net Assets
Beginning of period	54,213,070	–
End of period	$199,786,160	$54,213,070
Other Information
Shares
Sold	5,110,675	3,347,189
Issued in reinvestment of distributions	42,995	2,615
Redeemed	(729,937)	(726,278)
Net increase (decrease)	4,423,733	2,623,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.66	$20.00
Income from Investment Operations
Net investment income (loss)B	.08	.15
Net realized and unrealized gain (loss)	7.89	.57
Total from investment operations	7.97	.72
Distributions from net investment income	(.11)	(.05)
Distributions from net realized gain	(.18)	(.01)
Total distributions	(.28)C	(.06)
Net asset value, end of period	$28.35	$20.66
Total ReturnD,E	38.82%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%H
Expenses net of fee waivers, if any	.05%H	.05%H
Expenses net of all reductions	.05%H	.05%H
Net investment income (loss)	.65%H	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$199,786	$54,213
Portfolio turnover rateI	17%H	69%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Darling Ingredients, Inc.	0.8
Penn National Gaming, Inc.	0.6
Performance Food Group Co.	0.5
Cleveland-Cliffs, Inc.	0.5
Caesars Entertainment, Inc.	0.5
Brookfield Renewable Corp.	0.4
South State Corp.	0.4
Stifel Financial Corp.	0.4
Novavax, Inc.	0.4
Marriott Vacations Worldwide Corp.	0.4
4.9

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Financials	27.4
Industrials	16.7
Consumer Discretionary	12.7
Real Estate	9.0
Health Care	6.4

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Small Cap Value Index Fund

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	16,127	$59,509
ATN International, Inc.	2,922	122,023
Cincinnati Bell, Inc. (a)	9,670	147,758
Consolidated Communications Holdings, Inc. (a)	18,630	91,101
IDT Corp. Class B (a)	2,107	26,043
Iridium Communications, Inc. (a)	11,774	463,013
Liberty Latin America Ltd.:
Class A (a)	14,242	158,513
Class C (a)	42,350	469,662
ORBCOMM, Inc. (a)	18,223	135,215
Vonage Holdings Corp. (a)	29,103	374,701
		2,047,538
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. Class A (b)	21,501	45,582
Cinemark Holdings, Inc. (b)	29,978	521,917
Eros International PLC (a)(b)	44,898	81,714
Gaia, Inc. Class A (a)	3,562	35,193
IMAX Corp. (a)	13,804	248,748
LiveXLive Media, Inc. (a)	12,118	39,747
Marcus Corp.	6,263	84,425
		1,057,326
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	18,856	213,073
DHI Group, Inc. (a)	13,516	30,006
Liberty TripAdvisor Holdings, Inc. (a)	20,589	89,356
MediaAlpha, Inc. Class A	971	37,937
QuinStreet, Inc. (a)	9,381	201,129
TrueCar, Inc. (a)	28,900	121,380
Yelp, Inc. (a)	16,494	538,859
		1,231,740
Media - 1.1%
AMC Networks, Inc. Class A (a)(b)	4,692	167,833
Boston Omaha Corp. (a)	3,778	104,462
comScore, Inc. (a)	16,643	41,441
Daily Journal Corp. (a)	62	25,048
E.W. Scripps Co. Class A	15,691	239,915
Emerald Expositions Events, Inc.	6,671	36,157
Entercom Communications Corp. Class A	32,134	79,371
Entravision Communication Corp. Class A	16,073	44,201
Fluent, Inc. (a)	11,959	63,502
Gannett Co., Inc. (a)	37,403	125,674
Gray Television, Inc. (a)	16,901	302,359
Hemisphere Media Group, Inc. (a)	4,303	44,579
iHeartMedia, Inc. (a)(b)	17,147	222,568
Liberty Media Corp.:
Liberty Braves Class A (a)	555	13,803
Liberty Braves Class C (a)	4,521	112,482
Loral Space & Communications Ltd.	2,795	58,667
Meredith Corp.	5,504	105,677
MSG Network, Inc. Class A (a)(b)	8,199	120,853
National CineMedia, Inc.	17,037	63,378
Saga Communications, Inc. Class A	1,013	24,332
Scholastic Corp.	7,939	198,475
Sinclair Broadcast Group, Inc. Class A (b)	12,419	395,545
Tegna, Inc.	61,485	857,716
Tribune Publishing Co.	4,301	58,924
WideOpenWest, Inc. (a)	7,289	77,774
		3,584,736
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	851	8,195
Spok Holdings, Inc.	4,562	50,775
		58,970

TOTAL COMMUNICATION SERVICES		7,980,310

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.4%
Adient PLC (a)	24,742	860,279
American Axle & Manufacturing Holdings, Inc. (a)	31,264	260,742
Cooper Tire & Rubber Co.	14,135	572,468
Cooper-Standard Holding, Inc. (a)	4,704	163,088
Dana, Inc.	40,527	791,087
Modine Manufacturing Co. (a)	13,957	175,300
Motorcar Parts of America, Inc. (a)	4,495	88,192
Patrick Industries, Inc.	353	24,128
Standard Motor Products, Inc.	4,965	200,884
Stoneridge, Inc. (a)	7,152	216,205
Tenneco, Inc. (a)	14,344	152,046
The Goodyear Tire & Rubber Co.	64,664	705,484
Workhorse Group, Inc. (a)(b)	26,527	524,704
		4,734,607
Distributors - 0.0%
Core-Mark Holding Co., Inc.	887	26,051
Funko, Inc. (a)	6,869	71,300
Weyco Group, Inc.	1,539	24,378
		121,729
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	14,617	496,247
American Public Education, Inc. (a)	4,084	124,480
Carriage Services, Inc.	4,661	145,983
Collectors Universe, Inc.	324	24,430
Franchise Group, Inc.	5,557	169,211
Houghton Mifflin Harcourt Co. (a)	29,889	99,530
Laureate Education, Inc. Class A (a)	30,193	439,610
OneSpaWorld Holdings Ltd. (b)	12,738	129,163
Regis Corp. (a)	6,539	60,093
Stride, Inc. (a)	11,457	243,232
Universal Technical Institute, Inc. (a)	761	4,916
Vivint Smart Home, Inc. Class A (a)	17,352	360,054
Weight Watchers International, Inc. (a)	10,071	245,732
		2,542,681
Hotels, Restaurants & Leisure - 3.2%
BFC Financial Corp. Class A	3,444	46,597
Biglari Holdings, Inc. (a)	37	21,645
Biglari Holdings, Inc. (a)	171	19,015
BJ's Restaurants, Inc.	6,217	239,292
Bluegreen Vacations Corp.	1,201	9,536
Boyd Gaming Corp.	22,879	981,967
Brinker International, Inc.	4,238	239,744
Caesars Entertainment, Inc. (a)	20,885	1,551,129
Carrols Restaurant Group, Inc. (a)	9,875	62,015
Century Casinos, Inc. (a)	7,529	48,110
Chuy's Holdings, Inc. (a)	5,517	146,145
Cracker Barrel Old Country Store, Inc.	3,824	504,462
Dave & Buster's Entertainment, Inc.	7,864	236,077
Del Taco Restaurants, Inc. (a)	8,609	77,998
Denny's Corp. (a)	6,096	89,489
Dine Brands Global, Inc.	4,124	239,192
El Pollo Loco Holdings, Inc. (a)	4,989	90,301
Everi Holdings, Inc. (a)	14,821	204,678
Fiesta Restaurant Group, Inc. (a)	5,052	57,593
GAN Ltd.	1,400	28,392
Golden Entertainment, Inc. (a)	2,880	57,283
International Game Technology PLC	27,958	473,609
Jack in the Box, Inc.	5,656	524,877
Kura Sushi U.S.A., Inc. Class A (a)(b)	935	18,233
Marriott Vacations Worldwide Corp.	9,899	1,358,341
Monarch Casino & Resort, Inc. (a)	1,050	64,281
Nathan's Famous, Inc.	754	41,636
Noodles & Co. (a)	4,753	37,549
Papa John's International, Inc.	1,389	117,857
Penn National Gaming, Inc. (a)	21,810	1,883,730
PlayAGS, Inc. (a)	5,670	40,824
RCI Hospitality Holdings, Inc.	2,381	93,907
Red Robin Gourmet Burgers, Inc. (a)	4,328	83,227
Red Rock Resorts, Inc.	4,598	115,134
Scientific Games Corp. Class A (a)	4,554	188,945
SeaWorld Entertainment, Inc. (a)	7,940	250,825
Target Hospitality Corp. (a)	8,299	13,112
The Cheesecake Factory, Inc. (b)	11,921	441,792
		10,698,539
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	8,097	122,670
Casper Sleep, Inc.	5,755	35,393
Century Communities, Inc. (a)	8,286	362,761
Ethan Allen Interiors, Inc.	6,323	127,788
GoPro, Inc. Class A (a)(b)	4,117	34,089
Green Brick Partners, Inc. (a)	6,954	159,664
Hamilton Beach Brands Holding Co. Class A	1,247	21,835
Hooker Furniture Corp.	3,084	99,459
KB Home	21,177	709,853
La-Z-Boy, Inc.	12,568	500,709
Legacy Housing Corp. (a)	1,669	25,219
Lifetime Brands, Inc.	3,492	53,078
M.D.C. Holdings, Inc.	14,759	717,287
M/I Homes, Inc. (a)	7,864	348,297
Meritage Homes Corp. (a)	9,938	823,065
Taylor Morrison Home Corp. (a)	31,970	820,031
TRI Pointe Homes, Inc. (a)	35,451	611,530
Tupperware Brands Corp. (a)	13,798	446,917
Turtle Beach Corp. (a)	4,081	87,946
Universal Electronics, Inc. (a)	494	25,915
VOXX International Corp. (a)	5,667	72,311
		6,205,817
Internet & Direct Marketing Retail - 0.4%
CarParts.com, Inc. (a)(b)	967	11,981
Duluth Holdings, Inc. (a)	3,232	34,130
Groupon, Inc. (a)	6,544	248,639
Lands' End, Inc. (a)(b)	3,322	71,656
Liquidity Services, Inc. (a)	7,856	124,989
Magnite, Inc. (a)(b)	13,436	412,620
Overstock.com, Inc. (a)(b)	2,214	106,206
Quotient Technology, Inc. (a)	10,742	101,190
Stitch Fix, Inc. (a)(b)	2,627	154,257
		1,265,668
Leisure Products - 0.6%
Acushnet Holdings Corp.	7,392	299,672
American Outdoor Brands, Inc. (a)	3,970	67,609
Callaway Golf Co.	26,282	631,031
Clarus Corp.	6,705	103,257
Escalade, Inc.	3,025	64,039
Johnson Outdoors, Inc. Class A	770	86,725
Nautilus, Inc. (a)	8,530	154,734
Smith & Wesson Brands, Inc.	15,671	278,160
Sturm, Ruger & Co., Inc.	609	39,628
Vista Outdoor, Inc. (a)	16,466	391,232
		2,116,087
Multiline Retail - 0.5%
Big Lots, Inc.	10,153	435,868
Dillard's, Inc. Class A (b)	1,981	124,902
Macy's, Inc. (b)	87,512	984,510
		1,545,280
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	17,504	356,381
Academy Sports & Outdoors, Inc.	4,018	83,293
America's Car Mart, Inc. (a)	419	46,023
American Eagle Outfitters, Inc.	42,349	849,944
Asbury Automotive Group, Inc. (a)	3,294	480,068
At Home Group, Inc. (a)	15,095	233,369
Bed Bath & Beyond, Inc. (b)	35,590	632,078
Boot Barn Holdings, Inc. (a)	653	28,314
Caleres, Inc.	10,033	157,016
Chico's FAS, Inc.	32,789	52,135
Citi Trends, Inc.	2,832	140,694
Conn's, Inc. (a)	4,931	57,643
Designer Brands, Inc. Class A	17,324	132,529
Envela Corp. (a)	1,261	6,557
Express, Inc. (a)(b)	16,310	14,842
GameStop Corp. Class A (a)(b)	16,079	302,928
Genesco, Inc. (a)	4,028	121,203
Group 1 Automotive, Inc.	4,892	641,537
Guess?, Inc.	11,127	251,693
Haverty Furniture Companies, Inc.	4,618	127,780
Hibbett Sports, Inc. (a)	4,652	214,829
Lithia Motors, Inc. Class A (sub. vtg.)	3,745	1,096,049
Lumber Liquidators Holdings, Inc. (a)	7,052	216,778
MarineMax, Inc. (a)	5,836	204,435
Michaels Companies, Inc. (a)(b)	20,959	272,677
Monro, Inc.	4,634	246,992
National Vision Holdings, Inc. (a)	3,924	177,718
Rent-A-Center, Inc.	1,547	59,235
Sally Beauty Holdings, Inc. (a)	31,513	410,930
Shoe Carnival, Inc.	2,618	102,573
Signet Jewelers Ltd.	14,628	398,906
Sleep Number Corp. (a)	4,700	384,742
Sonic Automotive, Inc. Class A (sub. vtg.)	6,530	251,862
The Aaron's Co., Inc. (a)	8,382	158,923
The Buckle, Inc.	8,109	236,783
The Cato Corp. Class A (sub. vtg.)	5,592	53,627
The Children's Place Retail Stores, Inc. (b)	1,157	57,966
The Container Store Group, Inc. (a)	5,640	53,806
The ODP Corp.	14,630	428,659
Tilly's, Inc.	6,142	50,119
Urban Outfitters, Inc. (a)	19,316	494,490
Winmark Corp.	585	108,693
Zumiez, Inc. (a)	5,839	214,758
		10,611,577
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc. (a)(b)	13,274	115,086
G-III Apparel Group Ltd. (a)	12,305	292,121
Kontoor Brands, Inc.	14,410	584,470
Lakeland Industries, Inc. (a)(b)	2,212	60,277
Movado Group, Inc.	4,424	73,527
Oxford Industries, Inc.	4,560	298,726
Rocky Brands, Inc.	1,891	53,080
Steven Madden Ltd.	12,884	455,063
Superior Group of Companies, Inc.	2,545	59,146
Unifi, Inc. (a)	3,790	67,235
Vera Bradley, Inc. (a)	5,572	44,353
Wolverine World Wide, Inc.	22,529	704,031
		2,807,115

TOTAL CONSUMER DISCRETIONARY		42,649,100

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
MGP Ingredients, Inc.	911	42,872
Newage, Inc. (a)(b)	15,003	39,458
Primo Water Corp.	43,991	689,779
		772,109
Food & Staples Retailing - 1.1%
Andersons, Inc.	8,752	214,512
Chefs' Warehouse Holdings (a)	8,458	217,286
HF Foods Group, Inc. (a)	9,889	74,365
Ingles Markets, Inc. Class A	3,900	166,374
Natural Grocers by Vitamin Cottage, Inc.	971	13,342
Performance Food Group Co. (a)	36,777	1,750,953
PriceSmart, Inc.	5,977	544,445
Rite Aid Corp. (a)(b)	15,393	243,671
SpartanNash Co.	9,984	173,821
United Natural Foods, Inc. (a)(b)	15,260	243,702
Village Super Market, Inc. Class A	2,268	50,032
Weis Markets, Inc.	2,627	125,597
		3,818,100
Food Products - 1.6%
Alico, Inc.	1,399	43,397
B&G Foods, Inc. Class A	2,300	63,779
Bridgford Foods Corp. (a)	121	2,205
Cal-Maine Foods, Inc. (a)	6,870	257,900
Darling Ingredients, Inc. (a)	45,273	2,611,315
Farmer Brothers Co. (a)	4,287	20,020
Fresh Del Monte Produce, Inc.	8,522	205,125
Hostess Brands, Inc. Class A (a)	19,568	286,476
J&J Snack Foods Corp.	3,068	476,675
Laird Superfood, Inc.	408	19,307
Landec Corp. (a)	7,237	78,521
Limoneira Co.	3,420	56,943
Mission Produce, Inc.	921	13,861
Sanderson Farms, Inc.	1,256	166,043
Seneca Foods Corp. Class A (a)	1,854	73,975
The Simply Good Foods Co. (a)(b)	23,972	751,762
Tootsie Roll Industries, Inc.	647	19,216
Vital Farms, Inc. (a)(b)	1,654	41,863
		5,188,383
Household Products - 0.1%
Central Garden & Pet Co. (a)	6,273	242,201
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,293	119,635
Oil-Dri Corp. of America	1,491	50,813
WD-40 Co.	256	68,014
		480,663
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	11,143	270,886
Edgewell Personal Care Co.	15,280	528,382
Nature's Sunshine Products, Inc. (a)	2,562	38,302
Revlon, Inc. (a)(b)	1,789	21,253
		858,823
Tobacco - 0.2%
Universal Corp.	6,796	330,354
Vector Group Ltd.	34,596	403,043
		733,397

TOTAL CONSUMER STAPLES		11,851,475

ENERGY - 4.2%
Energy Equipment & Services - 1.3%
Archrock, Inc.	36,569	316,688
Aspen Aerogels, Inc. (a)	5,388	89,926
Bristow Group, Inc. (a)	1,862	49,008
Cactus, Inc.	7,203	187,782
Championx Corp. (a)	52,146	797,834
DMC Global, Inc.	2,283	98,740
Dril-Quip, Inc. (a)	9,739	288,469
Exterran Corp. (a)	7,404	32,726
Frank's International NV (a)	43,799	120,009
Helix Energy Solutions Group, Inc. (a)	40,379	169,592
Liberty Oilfield Services, Inc. Class A	20,843	214,891
Matrix Service Co. (a)	7,335	80,832
Nabors Industries Ltd.	1,984	115,528
Newpark Resources, Inc. (a)	24,921	47,848
Nextier Oilfield Solutions, Inc. (a)	44,856	154,305
Oceaneering International, Inc. (a)	27,589	219,333
Oil States International, Inc. (a)	16,759	84,130
Patterson-UTI Energy, Inc.	51,379	270,254
ProPetro Holding Corp. (a)	22,365	165,277
RPC, Inc. (a)(b)	16,198	51,024
Select Energy Services, Inc. Class A (a)	16,596	68,044
Solaris Oilfield Infrastructure, Inc. Class A	7,981	64,965
Tidewater, Inc. (a)	11,348	98,047
Transocean Ltd. (United States) (a)(b)	164,111	379,096
U.S. Silica Holdings, Inc.	20,828	146,213
		4,310,561
Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc.	638	15,376
Antero Resources Corp. (a)(b)	68,424	372,911
Arch Resources, Inc.	4,229	185,103
Ardmore Shipping Corp.	7,645	24,999
Berry Petroleum Corp.	19,121	70,365
Bonanza Creek Energy, Inc. (a)	5,310	102,642
Brigham Minerals, Inc. Class A	11,613	127,627
Clean Energy Fuels Corp. (a)	36,737	288,753
CNX Resources Corp. (a)	62,525	675,270
Comstock Resources, Inc. (a)	7,174	31,350
CONSOL Energy, Inc. (a)(b)	8,369	60,340
Contango Oil & Gas Co. (a)	21,207	48,564
CVR Energy, Inc.	8,078	120,362
Delek U.S. Holdings, Inc.	17,515	281,466
DHT Holdings, Inc.	31,477	164,625
Diamond S Shipping, Inc. (a)	7,914	52,707
Dorian LPG Ltd. (a)	9,117	111,136
Earthstone Energy, Inc. (a)	6,965	37,123
Energy Fuels, Inc. (a)	36,405	154,440
Evolution Petroleum Corp.	8,183	23,322
Falcon Minerals Corp.	10,116	31,865
Frontline Ltd. (NY Shares)	32,855	204,358
Golar LNG Ltd. (a)	25,534	246,148
Goodrich Petroleum Corp. (a)	1,362	13,743
Green Plains, Inc.	9,631	126,840
International Seaways, Inc.	6,755	110,309
Kosmos Energy Ltd.	112,758	264,981
Magnolia Oil & Gas Corp. Class A (a)	3,180	22,451
Matador Resources Co. (a)	31,085	374,885
NACCO Industries, Inc. Class A	995	26,169
National Energy Services Reunited Corp. (a)	6,015	59,729
Nextdecade Corp. (a)	5,320	11,119
Nordic American Tanker Shipping Ltd.	41,398	122,124
Overseas Shipholding Group, Inc. (a)	18,046	38,618
Ovintiv, Inc.	73,530	1,055,891
Par Pacific Holdings, Inc. (a)	11,285	157,764
PBF Energy, Inc. Class A	27,035	191,949
PDC Energy, Inc. (a)	28,053	575,928
Peabody Energy Corp. (a)	17,785	42,862
Penn Virginia Corp. (a)(b)	3,806	38,631
PrimeEnergy Corp. (a)	127	5,483
Range Resources Corp.	60,380	404,546
Renewable Energy Group, Inc. (a)	10,779	763,369
Rex American Resources Corp. (a)	1,560	114,613
Scorpio Tankers, Inc.	14,101	157,790
Ship Finance International Ltd. (NY Shares)	25,943	162,922
SM Energy Co.	31,923	195,369
Southwestern Energy Co. (a)	182,236	543,063
Talos Energy, Inc. (a)	3,440	28,346
Tellurian, Inc. (a)	47,245	60,474
Uranium Energy Corp. (a)	35,368	62,248
W&T Offshore, Inc. (a)(b)	25,572	55,491
Whiting Petroleum Corp. (a)	315	7,875
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	1,418
warrants 9/1/25 (a)	405	770
World Fuel Services Corp.	17,529	546,204
		9,774,826

TOTAL ENERGY		14,085,387

FINANCIALS - 27.4%
Banks - 15.2%
1st Constitution Bancorp	2,443	38,770
1st Source Corp.	4,509	181,713
ACNB Corp.	2,316	57,900
Allegiance Bancshares, Inc.	5,412	184,712
Altabancorp	4,214	117,655
Amalgamated Bank	3,669	50,412
Amerant Bancorp, Inc. Class A (a)	6,024	91,565
American National Bankshares, Inc.	2,891	75,773
Ameris Bancorp	18,770	714,574
Ames National Corp.	2,482	59,618
Arrow Financial Corp.	3,683	110,159
Atlantic Capital Bancshares, Inc. (a)	5,835	92,893
Atlantic Union Bankshares Corp.	21,894	721,188
Auburn National Bancorp., Inc.	637	26,557
Banc of California, Inc.	12,323	181,271
BancFirst Corp.	5,283	310,112
Bancorp, Inc., Delaware (a)	14,675	200,314
BancorpSouth Bank	27,792	762,612
Bank First National Corp.	159	10,306
Bank of Commerce Holdings	4,491	44,461
Bank of Marin Bancorp	3,699	127,024
Bank7 Corp.	338	4,800
BankFinancial Corp.	3,468	30,449
BankUnited, Inc.	25,748	895,515
Bankwell Financial Group, Inc.	1,747	34,154
Banner Corp.	9,758	454,625
Bar Harbor Bankshares	4,192	94,697
BayCom Corp. (a)	2,333	35,392
BCB Bancorp, Inc.	3,832	42,420
Berkshire Hills Bancorp, Inc.	12,679	217,064
Boston Private Financial Holdings, Inc.	22,750	192,238
Bridge Bancorp, Inc.	4,558	110,212
Brookline Bancorp, Inc., Delaware	21,371	257,307
Bryn Mawr Bank Corp.	5,480	167,661
Business First Bancshares, Inc.	5,449	110,942
Byline Bancorp, Inc.	6,766	104,535
C & F Financial Corp.	958	35,551
Cadence Bancorp Class A	34,720	570,102
California Bancorp, Inc. (a)	2,071	32,225
Cambridge Bancorp	1,453	101,347
Camden National Corp.	4,044	144,694
Capital Bancorp, Inc. (a)	2,293	31,941
Capital City Bank Group, Inc.	3,805	93,527
Capstar Financial Holdings, Inc.	4,577	67,511
Carter Bankshares, Inc.	6,268	67,193
Cathay General Bancorp	21,243	683,812
CB Financial Services, Inc.	1,284	25,693
CBTX, Inc.	4,835	123,341
Central Pacific Financial Corp.	7,524	143,031
Central Valley Community Bancorp	2,834	42,198
Century Bancorp, Inc. Class A (non-vtg.)	681	52,682
Chemung Financial Corp.	997	33,848
ChoiceOne Financial Services, Inc.	2,067	63,684
CIT Group, Inc.	27,699	994,394
Citizens & Northern Corp.	3,655	72,515
Citizens Holding Co.	1,308	27,403
City Holding Co.	4,320	300,456
Civista Bancshares, Inc.	4,385	76,869
CNB Financial Corp., Pennsylvania	4,105	87,395
Coastal Financial Corp. of Washington (a)	2,383	50,043
Codorus Valley Bancorp, Inc.	2,538	43,044
Colony Bankcorp, Inc.	2,136	31,292
Columbia Banking Systems, Inc.	20,163	723,852
Community Bank System, Inc.	14,882	927,297
Community Bankers Trust Corp.	5,918	39,947
Community Financial Corp.	1,400	37,072
Community Trust Bancorp, Inc.	4,217	156,240
ConnectOne Bancorp, Inc.	10,349	204,807
County Bancorp, Inc.	1,342	29,631
CrossFirst Bankshares, Inc. (a)	13,422	144,287
Customers Bancorp, Inc. (a)	7,400	134,532
CVB Financial Corp.	36,285	707,558
Eagle Bancorp Montana, Inc.	1,863	39,533
Eagle Bancorp, Inc.	8,962	370,131
Eastern Bankshares, Inc. (a)	38,797	632,779
Enterprise Bancorp, Inc.	2,488	63,568
Enterprise Financial Services Corp.	6,715	234,689
Equity Bancshares, Inc. (a)	3,995	86,252
Esquire Financial Holdings, Inc. (a)	1,382	26,521
Evans Bancorp, Inc.	1,344	37,014
Farmers & Merchants Bancorp, Inc.	2,804	64,492
Farmers National Banc Corp.	7,231	95,955
FB Financial Corp.	8,974	311,667
Fidelity D & D Bancorp, Inc. (b)	1,090	70,152
Financial Institutions, Inc.	4,283	96,368
First Bancorp, North Carolina	8,047	272,230
First Bancorp, Puerto Rico	60,624	558,953
First Bancshares, Inc.	5,934	183,242
First Bank Hamilton New Jersey	4,597	43,120
First Busey Corp.	14,120	304,286
First Business Finance Services, Inc.	2,199	40,484
First Capital, Inc.	916	55,473
First Choice Bancorp	2,891	53,455
First Commonwealth Financial Corp.	26,560	290,566
First Community Bankshares, In	4,674	100,865
First Community Corp.	2,003	34,031
First Financial Bancorp, Ohio	27,092	474,923
First Financial Corp., Indiana	3,789	147,203
First Foundation, Inc.	8,703	174,060
First Guaranty Bancshares, Inc.	951	16,899
First Internet Bancorp	2,707	77,799
First Interstate Bancsystem, Inc.	11,420	465,593
First Merchants Corp.	15,172	567,585
First Mid-Illinois Bancshares, Inc.	4,156	139,891
First Midwest Bancorp, Inc., Delaware	31,779	505,922
First Northwest Bancorp	2,455	38,298
First of Long Island Corp.	6,235	111,295
First Savings Financial Group, Inc.	530	34,450
First United Corp.	1,837	28,474
First Western Financial, Inc. (a)	1,751	34,267
Flushing Financial Corp.	8,229	136,931
FNCM Bancorp, Inc.	4,570	29,248
Franklin Financial Services Corp.	1,147	31,003
Fulton Financial Corp.	44,221	562,491
FVCBankcorp, Inc. (a)	3,223	47,378
German American Bancorp, Inc.	6,942	229,711
Glacier Bancorp, Inc.	24,128	1,110,129
Great Southern Bancorp, Inc.	2,972	145,331
Great Western Bancorp, Inc.	15,518	324,326
Guaranty Bancshares, Inc. Texas	1,930	57,804
Hancock Whitney Corp.	24,170	822,263
Hanmi Financial Corp.	7,591	86,082
HarborOne Bancorp, Inc.	15,375	166,973
Hawthorn Bancshares, Inc.	1,646	36,047
HBT Financial, Inc.	2,496	37,814
Heartland Financial U.S.A., Inc.	9,765	394,213
Heritage Commerce Corp.	16,237	144,022
Heritage Financial Corp., Washington	10,065	235,420
Hilltop Holdings, Inc.	20,269	557,600
Home Bancshares, Inc.	42,981	837,270
HomeTrust Bancshares, Inc.	4,438	85,698
Hope Bancorp, Inc.	32,510	354,684
Horizon Bancorp, Inc. Indiana	12,039	190,939
Howard Bancorp, Inc. (a)	3,467	40,945
Independent Bank Corp.	5,950	109,897
Independent Bank Corp., Massachusetts	8,620	629,605
Independent Bank Group, Inc.	10,494	656,085
International Bancshares Corp.	14,974	560,627
Investar Holding Corp.	2,769	45,799
Investors Bancorp, Inc.	46,464	490,660
Lakeland Bancorp, Inc.	13,414	170,358
Lakeland Financial Corp.	6,582	352,664
Landmark Bancorp, Inc.	1,105	25,249
LCNB Corp.	3,373	49,549
Level One Bancorp, Inc.	1,353	27,371
Limestone Bancorp, Inc. (a)	1,408	17,684
Live Oak Bancshares, Inc.	8,094	384,141
Macatawa Bank Corp.	6,794	56,866
Mackinac Financial Corp.	2,463	31,428
Mainstreet Bancshares, Inc. (a)	1,892	31,994
Mercantile Bank Corp.	4,313	117,184
Meridian Bank/Malvern, PA	1,313	27,310
Metrocity Bankshares, Inc.	4,819	69,490
Metropolitan Bank Holding Corp. (a)	2,020	73,265
Mid Penn Bancorp, Inc.	1,919	42,026
Middlefield Banc Corp.	1,653	37,193
Midland States Bancorp, Inc.	5,858	104,682
MidWestOne Financial Group, Inc.	4,065	99,593
MVB Financial Corp.	2,759	62,574
National Bank Holdings Corp.	6,444	211,105
National Bankshares, Inc.	1,743	54,573
NBT Bancorp, Inc.	11,825	379,583
Nicolet Bankshares, Inc. (a)	2,596	172,245
Northeast Bank	1,995	44,927
Northrim Bancorp, Inc.	1,727	58,632
Norwood Financial Corp.	1,628	42,605
Oak Valley Bancorp Oakdale California	1,917	31,861
OceanFirst Financial Corp.	16,693	310,991
OFG Bancorp	14,265	264,473
Ohio Valley Banc Corp.	1,154	27,234
Old National Bancorp, Indiana	45,973	761,313
Old Second Bancorp, Inc.	7,879	79,578
Origin Bancorp, Inc.	6,095	169,258
Orrstown Financial Services, Inc.	2,975	49,236
Pacific Premier Bancorp, Inc.	22,671	710,282
Park National Corp.	4,043	424,555
Parke Bancorp, Inc.	2,910	45,396
Partners Bancorp	2,906	18,889
PCB Bancorp	3,129	31,634
Peapack-Gladstone Financial Corp.	5,141	117,009
Penns Woods Bancorp, Inc.	1,813	47,156
Peoples Bancorp of North Carolina	1,182	27,210
Peoples Bancorp, Inc.	5,007	135,640
Peoples Financial Services Corp.	1,902	69,918
Plumas Bancorp	1,332	31,302
Preferred Bank, Los Angeles	3,854	194,511
Premier Financial Bancorp, Inc.	3,773	50,143
Professional Holdings Corp. (A Shares)	3,099	47,818
QCR Holdings, Inc.	4,215	166,872
RBB Bancorp	4,534	69,733
Red River Bancshares, Inc.	1,368	67,784
Reliant Bancorp, Inc.	4,087	76,100
Renasant Corp.	15,391	518,369
Republic Bancorp, Inc., Kentucky Class A	2,609	94,107
Republic First Bancorp, Inc. (a)	12,392	35,317
Richmond Mutual Bancorp., Inc.	3,011	41,130
S&T Bancorp, Inc.	10,621	263,826
Salisbury Bancorp, Inc.	725	27,021
Sandy Spring Bancorp, Inc.	13,014	418,921
SB Financial Group, Inc.	1,978	36,158
Seacoast Banking Corp., Florida (a)	14,688	432,562
Select Bancorp, Inc. New (a)	4,279	40,522
ServisFirst Bancshares, Inc.	3,569	143,795
Shore Bancshares, Inc.	3,382	49,377
Sierra Bancorp	3,999	95,656
Silvergate Capital Corp. (a)	4,464	331,720
Simmons First National Corp. Class A	30,374	655,775
SmartFinancial, Inc.	3,947	71,599
South Plains Financial, Inc.	2,955	55,997
South State Corp.	19,679	1,422,792
Southern First Bancshares, Inc. (a)	2,081	73,563
Southern National Bancorp of Virginia, Inc.	5,645	68,361
Southside Bancshares, Inc.	8,861	274,957
Spirit of Texas Bancshares, Inc.	3,822	64,210
Stock Yards Bancorp, Inc.	4,947	200,255
Summit Financial Group, Inc.	3,139	69,309
Texas Capital Bancshares, Inc. (a)	14,231	846,745
The Bank of NT Butterfield & Son Ltd.	14,073	438,515
The Bank of Princeton	1,536	35,958
The First Bancorp, Inc.	2,811	71,399
Tompkins Financial Corp.	3,993	281,906
TowneBank	18,800	441,424
Trico Bancshares	7,462	263,259
TriState Capital Holdings, Inc. (a)	7,725	134,415
Triumph Bancorp, Inc. (a)	6,428	312,079
Trustmark Corp.	17,496	477,816
UMB Financial Corp.	12,284	847,473
United Bankshares, Inc., West Virginia	34,793	1,127,293
United Community Bank, Inc.	21,990	625,396
United Security Bancshares, California	3,677	25,923
Unity Bancorp, Inc.	2,002	35,135
Univest Corp. of Pennsylvania	8,001	164,661
Valley National Bancorp	111,919	1,091,210
Veritex Holdings, Inc.	13,634	349,848
Washington Trust Bancorp, Inc.	4,730	211,904
WesBanco, Inc.	18,256	546,950
West Bancorp., Inc.	3,778	72,915
Westamerica Bancorp.	6,346	350,870
		51,060,674
Capital Markets - 1.7%
Artisan Partners Asset Management, Inc.	9,111	458,648
Assetmark Financial Holdings, Inc. (a)	2,503	60,573
Associated Capital Group, Inc.	468	16,436
B. Riley Financial, Inc.	5,496	243,033
BGC Partners, Inc. Class A	86,314	345,256
Blucora, Inc. (a)	13,440	213,830
Cowen Group, Inc. Class A	4,907	127,533
Diamond Hill Investment Group, Inc.	855	127,626
Donnelley Financial Solutions, Inc. (a)	8,341	141,547
Federated Hermes, Inc. Class B (non-vtg.)	18,866	545,039
GAMCO Investors, Inc. Class A	56	993
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,731	85,835
Piper Jaffray Companies	4,946	499,051
Safeguard Scientifics, Inc.	5,687	36,283
Sculptor Capital Management, Inc. Class A	5,143	78,174
Silvercrest Asset Management Group Class A	1,402	19,474
StepStone Group, Inc. Class A	3,013	119,917
Stifel Financial Corp.	28,097	1,417,775
StoneX Group, Inc. (a)	4,261	246,712
Value Line, Inc.	27	890
Virtus Investment Partners, Inc.	1,879	407,743
Waddell & Reed Financial, Inc. Class A	17,334	441,497
Westwood Holdings Group, Inc.	1,902	27,579
WisdomTree Investments, Inc.	38,759	207,361
		5,868,805
Consumer Finance - 1.2%
Encore Capital Group, Inc. (a)	8,783	342,098
Enova International, Inc. (a)	9,798	242,696
EZCORP, Inc. (non-vtg.) Class A (a)	13,378	64,081
Green Dot Corp. Class A (a)	13,301	742,196
LendingClub Corp. (a)	19,673	207,747
Navient Corp.	51,026	501,075
Nelnet, Inc. Class A	4,795	341,596
Oportun Financial Corp. (a)	5,561	107,717
PRA Group, Inc. (a)	12,695	503,484
PROG Holdings, Inc.	16,532	890,579
Regional Management Corp.	2,429	72,530
World Acceptance Corp. (a)(b)	1,240	126,753
		4,142,552
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	1,561	40,040
Alerus Financial Corp.	4,200	114,954
Banco Latinoamericano de Comercio Exterior SA Series E	8,591	135,996
Cannae Holdings, Inc. (a)	24,227	1,072,529
Marlin Business Services Corp.	2,310	28,274
SWK Holdings Corp. (a)	1,071	15,412
		1,407,205
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	12,616	194,034
American Equity Investment Life Holding Co.	25,483	704,860
Amerisafe, Inc.	5,368	308,284
Argo Group International Holdings, Ltd.	9,030	394,611
Citizens, Inc. Class A (a)(b)	13,322	76,335
CNO Financial Group, Inc.	39,064	868,393
Crawford & Co. Class A	3,946	29,161
Donegal Group, Inc. Class A	3,231	45,460
Employers Holdings, Inc.	7,986	257,069
Enstar Group Ltd. (a)	3,382	692,938
FBL Financial Group, Inc. Class A	2,637	138,469
Fednat Holding Co.	3,035	17,967
Genworth Financial, Inc. Class A (a)	141,702	535,634
Goosehead Insurance	3,266	407,466
Greenlight Capital Re, Ltd. (a)	7,724	56,462
HCI Group, Inc.	1,387	72,540
Heritage Insurance Holdings, Inc.	6,447	65,308
Horace Mann Educators Corp.	11,646	489,598
Independence Holding Co.	1,269	52,029
Investors Title Co.	333	50,949
James River Group Holdings Ltd.	1,078	52,984
MBIA, Inc. (a)	13,851	91,140
National General Holdings Corp.	10,349	353,729
National Western Life Group, Inc.	705	145,540
NI Holdings, Inc. (a)	2,532	41,575
ProAssurance Corp.	14,904	265,142
ProSight Global, Inc. (a)	2,510	32,203
Protective Insurance Corp. Class B	2,398	32,877
RLI Corp.	1,415	147,372
Safety Insurance Group, Inc.	3,979	309,964
Selective Insurance Group, Inc.	16,600	1,111,868
Selectquote, Inc. (b)	6,437	133,568
State Auto Financial Corp.	4,788	84,939
Stewart Information Services Corp.	7,474	361,443
Third Point Reinsurance Ltd. (a)	22,168	211,039
Tiptree, Inc.	7,217	36,229
Trean Insurance Group, Inc. (a)	2,677	35,069
United Fire Group, Inc.	5,680	142,568
United Insurance Holdings Corp.	5,558	31,792
Universal Insurance Holdings, Inc.	5,582	84,344
Vericity, Inc.	468	4,685
Watford Holdings Ltd. (a)	4,855	167,983
		9,335,620
Mortgage Real Estate Investment Trusts - 2.6%
Anworth Mortgage Asset Corp.	26,986	73,132
Apollo Commercial Real Estate Finance, Inc.	39,454	440,701
Arbor Realty Trust, Inc.	32,701	463,700
Ares Commercial Real Estate Corp.	8,772	104,475
Arlington Asset Investment Corp.	9,109	34,432
Armour Residential REIT, Inc.	17,988	194,091
Blackstone Mortgage Trust, Inc.	38,659	1,064,282
Broadmark Realty Capital, Inc.	36,189	369,128
Capstead Mortgage Corp.	26,470	153,791
Cherry Hill Mortgage Investment Corp.	4,133	37,776
Chimera Investment Corp.	53,342	546,756
Colony NorthStar Credit Real Estate, Inc.	23,466	175,995
Dynex Capital, Inc.	6,323	112,549
Ellington Financial LLC	11,694	173,539
Ellington Residential Mortgage REIT	2,725	35,534
Granite Point Mortgage Trust, Inc.	15,386	153,706
Great Ajax Corp.	5,580	58,367
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,686	1,248,683
Invesco Mortgage Capital, Inc.	50,886	171,995
KKR Real Estate Finance Trust, Inc.	8,153	146,102
Ladder Capital Corp. Class A	29,443	287,953
MFA Financial, Inc.	126,997	494,018
New York Mortgage Trust, Inc.	105,848	390,579
Orchid Island Capital, Inc.	20,343	106,190
PennyMac Mortgage Investment Trust	27,621	485,853
Ready Capital Corp.	11,808	147,010
Redwood Trust, Inc.	31,537	276,895
TPG RE Finance Trust, Inc.	16,599	176,281
Two Harbors Investment Corp.	76,284	485,929
Western Asset Mortgage Capital Corp.	16,638	54,240
		8,663,682
Thrifts & Mortgage Finance - 3.5%
Axos Financial, Inc. (a)	14,899	559,159
Bogota Financial Corp.	1,424	12,688
Bridgewater Bancshares, Inc. (a)	6,067	75,777
Capitol Federal Financial, Inc.	36,524	456,550
Columbia Financial, Inc. (a)	9,633	149,889
Dime Community Bancshares, Inc.	7,920	124,898
ESSA Bancorp, Inc.	2,556	38,340
Essent Group Ltd.	31,015	1,339,848
Farmer Mac Class C (non-vtg.)	1,975	146,644
Flagstar Bancorp, Inc.	13,584	553,684
FS Bancorp, Inc.	965	52,882
Greene County Bancorp, Inc.	752	19,168
Hingham Institution for Savings	389	84,024
Home Bancorp, Inc.	2,048	57,324
HomeStreet, Inc.	5,972	201,555
Kearny Financial Corp.	16,568	174,958
Luther Burbank Corp.	4,580	44,884
Merchants Bancorp/IN	2,589	71,534
Meridian Bancorp, Inc. Maryland	13,174	196,424
Meta Financial Group, Inc.	9,461	345,894
MMA Capital Management, LLC (a)	1,203	29,594
Mr. Cooper Group, Inc. (a)	21,468	666,152
NMI Holdings, Inc. (a)	21,950	497,168
Northfield Bancorp, Inc.	13,289	163,853
Northwest Bancshares, Inc.	32,724	416,904
Oconee Federal Financial Corp.	255	6,452
OP Bancorp	3,157	24,309
PCSB Financial Corp.	4,170	66,470
PDL Community Bancorp (a)	2,094	22,008
Pennymac Financial Services, Inc.	10,565	693,275
Pioneer Bancorp, Inc. (a)	2,909	30,748
Premier Financial Corp.	10,382	238,786
Provident Bancorp, Inc.	4,923	59,076
Provident Financial Holdings, Inc.	1,481	23,267
Provident Financial Services, Inc.	20,102	361,032
Prudential Bancorp, Inc.	2,438	33,766
Radian Group, Inc.	53,744	1,088,316
Riverview Bancorp, Inc.	5,647	29,703
Security National Financial Corp. Class A	2,745	22,921
Southern Missouri Bancorp, Inc.	2,150	65,446
Standard AVB Financial Corp.	1,159	37,772
Sterling Bancorp, Inc.	4,387	19,917
Territorial Bancorp, Inc.	2,093	50,295
Timberland Bancorp, Inc.	2,127	51,601
Trustco Bank Corp., New York	26,215	174,854
Walker & Dunlop, Inc.	7,282	670,090
Washington Federal, Inc.	21,015	540,926
Waterstone Financial, Inc.	5,834	109,796
Western New England Bancorp, Inc.	6,473	44,599
WSFS Financial Corp.	14,191	636,892
		11,582,112

TOTAL FINANCIALS		92,060,650

HEALTH CARE - 6.4%
Biotechnology - 2.8%
Abeona Therapeutics, Inc. (a)	10,809	16,970
ADMA Biologics, Inc. (a)(b)	2,481	4,838
Adverum Biotechnologies, Inc. (a)	3,345	36,260
Aeglea BioTherapeutics, Inc. (a)	1,724	13,568
Akouos, Inc. (a)(b)	771	15,289
Albireo Pharma, Inc. (a)	1,468	55,065
Aligos Therapeutics, Inc.	621	17,171
Allovir, Inc. (a)(b)	1,077	41,400
ALX Oncology Holdings, Inc. (a)(b)	588	50,686
AnaptysBio, Inc. (a)	6,054	130,161
Anika Therapeutics, Inc. (a)	3,849	174,206
Annexon, Inc. (a)	970	24,279
Applied Genetic Technologies Corp. (a)	6,975	28,528
Applied Molecular Transport, Inc. (b)	805	24,770
Aptinyx, Inc. (a)	9,304	32,192
Arena Pharmaceuticals, Inc. (a)	15,000	1,152,450
Assembly Biosciences, Inc. (a)	4,337	26,239
Atara Biotherapeutics, Inc. (a)	5,477	107,514
Atreca, Inc. (a)(b)	427	6,896
AVEO Pharmaceuticals, Inc. (a)	2,724	15,717
Avid Bioservices, Inc. (a)	1,733	19,999
Avidity Biosciences, Inc.	1,007	25,699
Axcella Health, Inc. (a)	136	706
Aziyo Biologics, Inc.	228	3,108
BeyondSpring, Inc. (a)	179	2,184
BioCryst Pharmaceuticals, Inc. (a)(b)	10,719	79,857
C4 Therapeutics, Inc. (b)	667	22,098
Cabaletta Bio, Inc. (a)	3,451	43,068
Calyxt, Inc. (a)	238	1,004
CASI Pharmaceuticals, Inc. (a)	2,829	8,346
Catabasis Pharmaceuticals, Inc. (a)	1,892	4,049
Catalyst Biosciences, Inc. (a)	6,363	40,151
Cel-Sci Corp. (a)(b)	1,487	17,338
Cellular Biomedicine Group, Inc. (a)	1,323	24,317
Checkmate Pharmaceuticals, Inc.	278	4,056
Chimerix, Inc. (a)	13,823	66,765
Chinook Therapeutics, Inc. (a)	537	8,517
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Cidara Therapeutics, Inc. (a)	2,172	4,344
Concert Pharmaceuticals, Inc. (a)	8,221	103,913
Cortexyme, Inc. (a)(b)	230	6,389
Cyclerion Therapeutics, Inc. (a)	6,376	19,511
Cytokinetics, Inc. (a)	2,230	46,339
Dyadic International, Inc. (a)	996	5,358
Dynavax Technologies Corp. (a)(b)	4,528	20,150
Dyne Therapeutics, Inc. (b)	911	19,131
Enanta Pharmaceuticals, Inc. (a)	4,784	201,406
Enochian Biosciences, Inc. (a)(b)	3,045	8,983
Epizyme, Inc. (a)	9,187	99,771
Exicure, Inc. (a)	2,252	3,986
FibroGen, Inc. (a)	3,334	123,658
Five Prime Therapeutics, Inc. (a)	8,807	149,807
Foghorn Therapeutics, Inc.	460	9,324
Forma Therapeutics Holdings, Inc.	1,023	35,703
G1 Therapeutics, Inc. (a)(b)	5,127	92,235
Generation Bio Co. (b)	730	20,696
Geron Corp. (a)(b)	78,771	125,246
GlycoMimetics, Inc. (a)	11,130	41,849
Gossamer Bio, Inc. (a)(b)	8,929	86,343
Gritstone Oncology, Inc. (a)	7,310	28,801
Hookipa Pharma, Inc. (a)(b)	323	3,582
iBio, Inc. (a)	7,294	7,659
Ideaya Biosciences, Inc. (a)(b)	3,628	50,792
Immunic, Inc. (a)	714	10,917
ImmunoGen, Inc. (a)	29,425	189,791
Immunome, Inc.	251	2,430
Inhibrx, Inc. (a)	499	16,452
Inozyme Pharma, Inc. (a)	543	11,208
iTeos Therapeutics, Inc. (a)	690	23,336
Iveric Bio, Inc. (a)	22,218	153,526
Jounce Therapeutics, Inc. (a)	4,844	33,908
Kalvista Pharmaceuticals, Inc. (a)	3,331	63,256
Keros Therapeutics, Inc.	279	19,681
Kezar Life Sciences, Inc. (a)	8,526	44,506
Kindred Biosciences, Inc. (a)	2,051	8,840
Kiniksa Pharmaceuticals Ltd. (a)	512	9,047
Kronos Bio, Inc.	889	26,554
Kymera Therapeutics, Inc. (a)	609	37,758
Macrogenics, Inc. (a)	9,980	228,143
Magenta Therapeutics, Inc. (a)	792	6,209
Marker Therapeutics, Inc. (a)	2,113	3,064
MEI Pharma, Inc. (a)	4,997	13,192
MeiraGTx Holdings PLC (a)	668	10,114
Metacrine, Inc.	503	3,954
Mirum Pharmaceuticals, Inc. (a)(b)	938	16,377
Myriad Genetics, Inc. (a)	19,871	392,949
NantKwest, Inc. (a)(b)	1,476	19,675
Natera, Inc. (a)	1,327	132,063
NextCure, Inc. (a)	178	1,940
Nkarta, Inc. (a)(b)	974	59,872
Novavax, Inc. (a)(b)	12,644	1,409,932
Nurix Therapeutics, Inc. (a)(b)	726	23,871
Nymox Pharmaceutical Corp. (a)(b)	1,013	2,512
Oncorus, Inc. (a)	437	14,128
Opko Health, Inc. (a)(b)	112,170	443,072
Orgenesis, Inc. (a)	4,262	19,179
ORIC Pharmaceuticals, Inc. (a)	412	13,946
Pandion Therapeutics, Inc. (a)	405	6,014
Passage Bio, Inc.	2,664	68,118
PMV Pharmaceuticals, Inc.	822	50,561
Poseida Therapeutics, Inc. (a)	708	7,767
Praxis Precision Medicines, Inc.	676	37,194
Precigen, Inc. (a)(b)	3,742	38,168
Precision BioSciences, Inc. (a)	764	6,372
Prelude Therapeutics, Inc.	558	39,925
Prothena Corp. PLC (a)	8,734	104,895
Relay Therapeutics, Inc. (a)(b)	1,915	79,587
Rubius Therapeutics, Inc. (a)(b)	8,205	62,276
Savara, Inc. (a)	11,323	13,021
Selecta Biosciences, Inc. (a)(b)	10,328	31,294
Shattuck Labs, Inc.	807	42,295
Soleno Therapeutics, Inc. (a)	1,657	3,198
Solid Biosciences, Inc. (a)(b)	6,969	52,825
Spectrum Pharmaceuticals, Inc. (a)	40,046	136,557
Spero Therapeutics, Inc. (a)(b)	766	14,853
Spruce Biosciences, Inc.	450	10,940
SQZ Biotechnologies Co.	310	8,984
Sutro Biopharma, Inc. (a)	1,138	24,706
Taysha Gene Therapies, Inc.	544	14,438
TCR2 Therapeutics, Inc. (a)	6,643	205,468
TG Therapeutics, Inc. (a)	4,744	246,783
Turning Point Therapeutics, Inc. (a)	684	83,345
UroGen Pharma Ltd. (a)(b)	2,147	38,689
Vanda Pharmaceuticals, Inc. (a)	15,118	198,651
Vaxart, Inc. (a)(b)	2,318	13,236
Vaxcyte, Inc.	1,109	29,466
VBI Vaccines, Inc. (a)(b)	9,765	26,854
Verastem, Inc. (a)	28,742	61,220
Vericel Corp. (a)	1,604	49,532
Viking Therapeutics, Inc. (a)(b)	16,782	94,483
X4 Pharmaceuticals, Inc. (a)	4,426	28,459
Xbiotech, Inc. (a)	4,086	63,946
Xencor, Inc. (a)	838	36,562
XOMA Corp. (a)	262	11,562
Zentalis Pharmaceuticals, Inc.	551	28,619
ZIOPHARM Oncology, Inc. (a)(b)	17,870	45,032
		9,241,758
Health Care Equipment & Supplies - 0.9%
Acutus Medical, Inc. (a)	633	18,237
Alphatec Holdings, Inc. (a)	2,145	31,145
Angiodynamics, Inc. (a)	10,219	156,657
Apyx Medical Corp. (a)	8,347	60,098
Aspira Women's Health, Inc. (a)(b)	1,722	11,555
Avanos Medical, Inc. (a)	13,397	614,654
Chembio Diagnostics, Inc. (a)	581	2,760
Cryolife, Inc. (a)(b)	1,920	45,331
Eargo, Inc. (a)	491	22,007
Fonar Corp. (a)	1,643	28,522
Heska Corp. (a)	1,254	182,645
Inari Medical, Inc.	473	41,288
Inogen, Inc. (a)	1,708	76,313
Integer Holdings Corp. (a)	3,386	274,909
IntriCon Corp. (a)	2,323	42,046
Invacare Corp.	9,552	85,490
LeMaitre Vascular, Inc.	974	39,447
LENSAR, Inc. (a)	2,329	16,885
LivaNova PLC (a)	4,029	266,760
Meridian Bioscience, Inc. (a)	1,607	30,035
Milestone Scientific, Inc. (a)	587	1,244
Misonix, Inc. (a)	1,904	23,800
Natus Medical, Inc. (a)	6,292	126,092
OraSure Technologies, Inc. (a)	7,910	83,727
Orthofix International NV (a)	5,170	222,207
Outset Medical, Inc.	598	33,990
Pulmonx Corp.	697	48,107
Retractable Technologies, Inc. (a)(b)	495	5,316
Rockwell Medical Technologies, Inc. (a)	992	1,002
Seaspine Holdings Corp. (a)	7,435	129,741
Sientra, Inc. (a)	2,812	10,939
Surgalign Holdings, Inc. (a)	15,821	34,648
Utah Medical Products, Inc.	187	15,764
Varex Imaging Corp. (a)	10,567	176,258
Venus Concept, Inc. (a)	1,921	3,323
ViewRay, Inc. (a)	19,644	75,040
VolitionRx Ltd. (a)	318	1,237
		3,039,219
Health Care Providers & Services - 1.6%
American Renal Associates Holdings, Inc. (a)	2,835	32,461
Avalon GloboCare Corp. (a)(b)	705	790
Brookdale Senior Living, Inc. (a)	51,163	226,652
Community Health Systems, Inc. (a)	24,169	179,576
Covetrus, Inc. (a)	32,685	939,367
Cross Country Healthcare, Inc. (a)	8,994	79,777
Enzo Biochem, Inc. (a)	12,132	30,573
Five Star Senior Living, Inc. (a)	5,464	37,702
Hanger, Inc. (a)	9,143	201,055
Magellan Health Services, Inc. (a)	3,785	313,549
MEDNAX, Inc. (a)	20,865	512,027
National Healthcare Corp.	3,444	228,716
Option Care Health, Inc. (a)	732	11,448
Owens & Minor, Inc.	20,439	552,875
Patterson Companies, Inc.	23,850	706,676
Tenet Healthcare Corp. (a)	26,412	1,054,631
Tivity Health, Inc. (a)	6,497	127,276
Triple-S Management Corp. (a)	5,871	125,346
		5,360,497
Health Care Technology - 0.4%
Accolade, Inc. (a)(b)	717	31,190
Allscripts Healthcare Solutions, Inc. (a)	42,016	606,711
Codiak Biosciences, Inc.	383	12,371
Computer Programs & Systems, Inc.	3,679	98,744
Evolent Health, Inc. (a)	17,886	286,713
HealthStream, Inc. (a)	7,181	156,833
Nextgen Healthcare, Inc. (a)	15,815	288,466
		1,481,028
Life Sciences Tools & Services - 0.1%
Fluidigm Corp. (a)	19,312	115,872
Harvard Bioscience, Inc. (a)	11,126	47,731
Nanostring Technologies, Inc. (a)	1,675	112,024
Pacific Biosciences of California, Inc. (a)	6,315	163,811
		439,438
Pharmaceuticals - 0.6%
AcelRx Pharmaceuticals, Inc. (a)	16,747	20,766
Agile Therapeutics, Inc. (a)(b)	1,325	3,803
ANI Pharmaceuticals, Inc. (a)	1,186	34,441
Atea Pharmaceuticals, Inc.	872	36,432
Athira Pharma, Inc.	805	27,571
Aytu BioScience, Inc. (a)	872	5,215
Cassava Sciences, Inc. (a)	5,950	40,579
CorMedix, Inc. (a)	794	5,899
CymaBay Therapeutics, Inc. (a)	19,808	113,698
Endo International PLC (a)	36,067	258,961
Evofem Biosciences, Inc. (a)(b)	1,592	3,837
Evolus, Inc. (a)(b)	2,881	9,680
Graybug Vision, Inc.	416	12,072
Harmony Biosciences Holdings, Inc. (a)	378	13,665
Intra-Cellular Therapies, Inc. (a)	11,602	368,944
Lannett Co., Inc. (a)	9,000	58,680
Lyra Therapeutics, Inc.	108	1,231
NGM Biopharmaceuticals, Inc. (a)	392	11,876
Osmotica Pharmaceuticals PLC (a)(b)	1,014	4,178
Paratek Pharmaceuticals, Inc. (a)	1,171	7,330
Phibro Animal Health Corp. Class A	248	4,816
Pliant Therapeutics, Inc.	628	14,268
Prestige Brands Holdings, Inc. (a)	8,960	312,435
Revance Therapeutics, Inc. (a)	4,144	117,441
Strongbridge Biopharma PLC (a)	1,473	3,579
Supernus Pharmaceuticals, Inc. (a)	10,619	267,174
Tarsus Pharmaceuticals, Inc. (a)	376	15,540
TherapeuticsMD, Inc. (a)(b)	10,641	12,876
Theravance Biopharma, Inc. (a)	1,751	31,115
Vyne Therapeutics, Inc. (a)	35,490	56,074
Xeris Pharmaceuticals, Inc. (a)	1,072	5,274
		1,879,450

TOTAL HEALTH CARE		21,441,390

INDUSTRIALS - 16.7%
Aerospace & Defense - 1.0%
AAR Corp.	9,413	340,939
Astronics Corp. (a)	6,649	87,966
Cubic Corp.	7,868	488,131
Ducommun, Inc. (a)	3,060	164,322
Kaman Corp.	6,895	393,911
Maxar Technologies, Inc.	17,197	663,632
Moog, Inc. Class A	8,357	662,710
National Presto Industries, Inc.	1,331	117,700
Park Aerospace Corp.	5,278	70,778
Parsons Corp. (a)	1,739	63,317
Triumph Group, Inc.	14,434	181,291
Vectrus, Inc. (a)	2,011	99,987
		3,334,684
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	6,811	371,472
Echo Global Logistics, Inc. (a)	7,436	199,434
Forward Air Corp.	2,953	226,909
Hub Group, Inc. Class A (a)	9,181	523,317
Radiant Logistics, Inc. (a)	11,301	65,546
		1,386,678
Airlines - 0.6%
Allegiant Travel Co.	3,227	610,677
Hawaiian Holdings, Inc.	12,690	224,613
Mesa Air Group, Inc. (a)	8,258	55,246
SkyWest, Inc.	13,774	555,230
Spirit Airlines, Inc. (a)	27,555	673,720
		2,119,486
Building Products - 1.1%
American Woodmark Corp. (a)	4,741	444,943
Apogee Enterprises, Inc.	6,117	193,787
Builders FirstSource, Inc. (a)	3,077	125,572
Caesarstone Sdot-Yam Ltd.	6,057	78,075
Cornerstone Building Brands, Inc. (a)	7,388	68,561
Gibraltar Industries, Inc. (a)	7,122	512,357
Griffon Corp.	12,255	249,757
Insteel Industries, Inc.	5,146	114,601
Jeld-Wen Holding, Inc. (a)	19,011	482,119
PGT Innovations, Inc. (a)	10,108	205,597
Quanex Building Products Corp.	9,245	204,962
Resideo Technologies, Inc. (a)	39,617	842,257
UFP Industries, Inc.	2,645	146,930
		3,669,518
Commercial Services& Supplies - 2.4%
ABM Industries, Inc.	18,831	712,565
ACCO Brands Corp.	25,693	217,106
Brady Corp. Class A	3,319	175,310
BrightView Holdings, Inc. (a)	11,555	174,712
Casella Waste Systems, Inc. Class A (a)	1,912	118,448
CECO Environmental Corp. (a)	8,942	62,236
Cimpress PLC (a)	3,380	296,561
CompX International, Inc. Class A	360	5,123
Covanta Holding Corp.	20,023	262,902
Deluxe Corp.	11,645	340,034
Ennis, Inc.	7,085	126,467
Harsco Corp. (a)	22,004	395,632
Heritage-Crystal Clean, Inc. (a)	4,358	91,823
Herman Miller, Inc.	16,584	560,539
HNI Corp.	11,955	411,969
IBEX Ltd. (a)	881	16,475
Interface, Inc.	13,441	141,131
KAR Auction Services, Inc.	36,184	673,384
Kimball International, Inc. Class B	9,979	119,249
Knoll, Inc.	13,862	203,494
Matthews International Corp. Class A	8,432	247,901
McGrath RentCorp.	2,922	196,066
Montrose Environmental Group, Inc. (a)	2,000	61,920
NL Industries, Inc.	2,275	10,875
PICO Holdings, Inc. (a)	4,423	41,355
Pitney Bowes, Inc.	30,068	185,219
Quad/Graphics, Inc.	8,999	34,376
SP Plus Corp. (a)	6,385	184,080
Steelcase, Inc. Class A	24,123	326,867
Team, Inc. (a)	8,421	91,789
U.S. Ecology, Inc.	8,827	320,685
UniFirst Corp.	3,998	846,337
Viad Corp.	5,609	202,878
VSE Corp.	2,499	96,187
		7,951,695
Construction & Engineering - 2.2%
Aegion Corp. (a)	8,379	159,117
API Group Corp. (a)(d)	39,448	715,981
Arcosa, Inc.	13,626	748,476
Argan, Inc.	4,066	180,896
Comfort Systems U.S.A., Inc.	7,163	377,204
Concrete Pumping Holdings, Inc. (a)	7,117	27,258
Construction Partners, Inc. Class A (a)	4,124	120,050
Dycom Industries, Inc. (a)	2,414	182,305
EMCOR Group, Inc.	13,922	1,273,306
Fluor Corp.	39,465	630,256
Granite Construction, Inc.	11,625	310,504
Great Lakes Dredge & Dock Corp. (a)	17,881	235,493
IES Holdings, Inc. (a)	1,511	69,566
MasTec, Inc. (a)(b)	14,824	1,010,700
MYR Group, Inc. (a)	1,769	106,317
Northwest Pipe Co. (a)	2,757	78,023
NV5 Global, Inc. (a)	293	23,083
Primoris Services Corp.	5,881	162,374
Sterling Construction Co., Inc. (a)	6,622	123,235
Tutor Perini Corp. (a)	11,499	148,912
Willscot Mobile Mini Holdings (a)	29,426	681,800
		7,364,856
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	231	11,804
American Superconductor Corp. (a)	7,706	180,475
AZZ, Inc.	7,272	344,984
Bloom Energy Corp. Class A (a)	1,496	42,875
Encore Wire Corp.	5,715	346,158
EnerSys	10,836	900,038
FuelCell Energy, Inc. (a)	27,226	304,114
LSI Industries, Inc.	7,300	62,488
Powell Industries, Inc.	2,437	71,867
Preformed Line Products Co.	830	56,805
Thermon Group Holdings, Inc. (a)	9,047	141,405
Ultralife Corp. (a)	2,578	16,680
		2,479,693
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	9,153	302,873
Machinery - 4.3%
Alamo Group, Inc.	522	72,010
Albany International Corp. Class A	1,506	110,571
Altra Industrial Motion Corp.	18,177	1,007,551
Astec Industries, Inc.	6,305	364,933
Barnes Group, Inc.	13,082	663,127
Blue Bird Corp. (a)	2,498	45,613
Chart Industries, Inc. (a)	10,161	1,196,864
CIRCOR International, Inc. (a)	5,543	213,073
Columbus McKinnon Corp. (NY Shares)	6,450	247,938
Douglas Dynamics, Inc.	365	15,611
Eastern Co.	1,475	35,548
Enerpac Tool Group Corp. Class A	9,384	212,172
EnPro Industries, Inc.	5,747	434,013
ESCO Technologies, Inc.	548	56,565
ExOne Co. (a)	984	9,338
Federal Signal Corp.	1,265	41,960
Franklin Electric Co., Inc.	904	62,566
Gencor Industries, Inc. (a)	2,241	27,564
Gorman-Rupp Co.	4,055	131,585
Graham Corp.	2,533	38,451
Greenbrier Companies, Inc.	9,017	328,038
Helios Technologies, Inc.	4,868	259,416
Hillenbrand, Inc.	20,793	827,561
Hurco Companies, Inc.	1,637	49,110
Hyster-Yale Materials Handling Class A	2,703	160,964
Kennametal, Inc.	23,303	844,501
L.B. Foster Co. Class A (a)	2,790	41,990
Luxfer Holdings PLC sponsored	7,132	117,107
Lydall, Inc. (a)	4,807	144,354
Manitowoc Co., Inc. (a)	9,545	127,044
Mayville Engineering Co., Inc. (a)	1,945	26,102
Meritor, Inc. (a)	4,438	123,865
Miller Industries, Inc.	3,074	116,873
Mueller Industries, Inc.	15,579	546,979
Mueller Water Products, Inc. Class A	41,142	509,338
Navistar International Corp. (a)	14,060	618,078
NN, Inc. (a)	11,656	76,580
Park-Ohio Holdings Corp.	2,365	73,079
REV Group, Inc.	6,371	56,129
Rexnord Corp.	31,130	1,229,324
SPX Corp. (a)	3,123	170,328
SPX Flow, Inc. (a)	11,995	695,230
Standex International Corp.	3,385	262,405
Terex Corp.	18,889	659,037
TriMas Corp. (a)	11,467	363,160
Wabash National Corp.	14,814	255,245
Watts Water Technologies, Inc. Class A	4,282	521,119
Welbilt, Inc. (a)	26,170	345,444
		14,535,453
Marine - 0.4%
Costamare, Inc.	13,904	115,125
Eagle Bulk Shipping, Inc. (a)	1,791	34,029
Genco Shipping & Trading Ltd.	4,824	35,505
Matson, Inc.	12,026	685,121
Pangaea Logistics Solutions Ltd.	2,456	6,803
Safe Bulkers, Inc. (a)	13,281	17,265
Scorpio Bulkers, Inc.	2,590	43,849
SEACOR Holdings, Inc. (a)	5,398	223,747
		1,161,444
Professional Services - 0.9%
Acacia Research Corp. (a)	12,909	50,861
ASGN, Inc. (a)	2,488	207,823
Barrett Business Services, Inc.	1,970	134,374
BG Staffing, Inc.	2,675	36,086
CBIZ, Inc. (a)	11,975	318,655
CRA International, Inc.	537	27,349
GP Strategies Corp. (a)	3,487	41,356
Heidrick & Struggles International, Inc.	5,382	158,123
Huron Consulting Group, Inc. (a)	5,778	340,613
ICF International, Inc.	2,567	190,805
Insperity, Inc.	5,077	413,369
Kelly Services, Inc. Class A (non-vtg.)	9,295	191,198
Korn Ferry	15,316	666,246
MISTRAS Group, Inc. (a)	4,833	37,504
Resources Connection, Inc.	8,333	104,746
TrueBlue, Inc. (a)	9,804	183,237
Willdan Group, Inc. (a)	948	39,532
		3,141,877
Road & Rail - 0.3%
ArcBest Corp.	7,121	303,853
Covenant Transport Group, Inc. Class A (a)	3,281	48,592
Heartland Express, Inc.	13,295	240,640
Marten Transport Ltd.	8,552	147,351
P.A.M. Transportation Services, Inc. (a)	418	20,482
U.S. Xpress Enterprises, Inc. (a)	6,243	42,702
Universal Logistics Holdings, Inc.	692	14,248
Werner Enterprises, Inc.	1,968	77,185
		895,053
Trading Companies& Distributors - 2.3%
Alta Equipment Group, Inc. (a)	4,670	46,140
Applied Industrial Technologies, Inc.	6,583	513,408
Beacon Roofing Supply, Inc. (a)	15,358	617,238
BMC Stock Holdings, Inc. (a)	18,951	1,017,290
CAI International, Inc.	3,834	119,774
DXP Enterprises, Inc. (a)	4,512	100,302
Foundation Building Materials, Inc. (a)	4,638	89,096
GATX Corp.	9,729	809,258
General Finance Corp. (a)	2,886	24,560
GMS, Inc. (a)	11,688	356,250
H&E Equipment Services, Inc.	8,974	267,515
Herc Holdings, Inc. (a)	6,490	431,001
Lawson Products, Inc. (a)	500	25,455
MRC Global, Inc. (a)	21,990	145,794
Nesco Holdings, Inc. Class A (a)	3,798	27,991
Now, Inc. (a)	30,765	220,893
Rush Enterprises, Inc.:
Class A	11,755	486,892
Class B	1,672	63,352
Systemax, Inc.	1,209	43,391
Textainer Group Holdings Ltd. (a)	13,918	266,947
Titan Machinery, Inc. (a)	5,588	109,245
Triton International Ltd.	17,028	826,028
Veritiv Corp. (a)	3,640	75,676
WESCO International, Inc. (a)	13,816	1,084,556
Willis Lease Finance Corp. (a)	794	24,185
		7,792,237

TOTAL INDUSTRIALS		56,135,547

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	13,395	197,844
Applied Optoelectronics, Inc. (a)	6,173	52,532
CalAmp Corp. (a)	3,233	32,071
Comtech Telecommunications Corp.	6,841	141,540
Digi International, Inc. (a)	8,109	153,260
DZS, Inc. (a)	3,448	53,341
Harmonic, Inc. (a)	27,092	200,210
Infinera Corp. (a)	23,113	242,224
InterDigital, Inc.	5,849	354,917
KVH Industries, Inc. (a)	4,516	51,257
NETGEAR, Inc. (a)	8,454	343,486
NetScout Systems, Inc. (a)	19,853	544,369
PC-Tel, Inc.	5,093	33,461
Plantronics, Inc.	6,503	175,776
Ribbon Communications, Inc. (a)	19,653	128,924
		2,705,212
Electronic Equipment & Components - 2.0%
Arlo Technologies, Inc. (a)	22,374	174,293
Bel Fuse, Inc. Class B (non-vtg.)	2,790	41,934
Belden, Inc.	12,299	515,328
Benchmark Electronics, Inc.	10,100	272,801
CTS Corp.	8,904	305,674
Daktronics, Inc.	9,850	46,098
ePlus, Inc. (a)	590	51,891
FARO Technologies, Inc. (a)	369	26,062
Fitbit, Inc. (a)	22,728	154,550
II-VI, Inc. (a)(b)	3,491	265,176
Insight Enterprises, Inc. (a)	7,087	539,250
Kimball Electronics, Inc. (a)	6,585	105,294
Knowles Corp. (a)	24,959	459,994
Methode Electronics, Inc. Class A	8,457	323,734
MTS Systems Corp.	5,427	315,634
PC Connection, Inc.	2,859	135,202
Plexus Corp. (a)	1,494	116,846
Powerfleet, Inc. (a)	8,020	59,589
Rogers Corp. (a)	4,328	672,095
Sanmina Corp. (a)	17,945	572,266
ScanSource, Inc. (a)	6,958	183,552
TTM Technologies, Inc. (a)	27,914	385,074
Vishay Intertechnology, Inc.	37,287	772,214
Vishay Precision Group, Inc. (a)	3,455	108,763
		6,603,314
IT Services - 1.0%
Cardtronics PLC (a)	2,766	97,640
Conduent, Inc. (a)	46,088	221,222
Hackett Group, Inc.	972	13,987
Information Services Group, Inc. (a)	9,920	32,538
KBR, Inc.	35,116	1,086,138
Liveramp Holdings, Inc. (a)	3,491	255,506
ManTech International Corp. Class A	4,418	392,937
MoneyGram International, Inc. (a)	17,818	97,375
Perspecta, Inc.	6,741	162,323
PFSweb, Inc. (a)	1,604	10,795
Priority Technology Holdings, Inc. (a)	212	1,492
Rackspace Technology, Inc. (a)(b)	1,815	34,594
ServiceSource International, Inc. (a)	25,122	44,215
StarTek, Inc. (a)	4,853	36,495
Sykes Enterprises, Inc. (a)	10,207	384,498
Unisys Corp. (a)	15,802	310,983
		3,182,738
Semiconductors & Semiconductor Equipment - 1.3%
Alpha & Omega Semiconductor Ltd. (a)	5,939	140,398
Ambarella, Inc. (a)	6,494	596,279
Amkor Technology, Inc.	23,390	352,721
Axcelis Technologies, Inc. (a)	789	22,976
AXT, Inc. (a)	11,277	107,921
Cohu, Inc.	10,856	414,482
Diodes, Inc. (a)	10,002	705,141
DSP Group, Inc. (a)	559	9,274
GSI Technology, Inc. (a)	4,464	33,034
Maxeon Solar Technologies Ltd. (a)(b)	866	24,568
MaxLinear, Inc. Class A (a)	7,784	297,271
NeoPhotonics Corp. (a)	4,435	40,314
NVE Corp.	67	3,764
Onto Innovation, Inc. (a)	10,111	480,778
PDF Solutions, Inc. (a)	660	14,256
Photronics, Inc. (a)	17,679	197,298
Pixelworks, Inc. (a)	1,080	3,046
Rambus, Inc. (a)	31,882	556,660
SMART Global Holdings, Inc. (a)	232	8,730
SunPower Corp. (a)(b)	6,726	172,455
Synaptics, Inc. (a)	552	53,213
Veeco Instruments, Inc. (a)	13,664	237,207
		4,471,786
Software - 1.0%
Asure Software, Inc. (a)	4,163	29,557
Cerence, Inc. (a)(b)	10,358	1,040,772
Cloudera, Inc. (a)(b)	29,678	412,821
Digimarc Corp. (a)(b)	273	12,897
Ebix, Inc. (b)	3,391	128,756
eGain Communications Corp. (a)	3,972	46,909
GTY Technology Holdings, Inc. (a)	12,321	63,823
MicroStrategy, Inc. Class A (a)	777	301,903
Park City Group, Inc. (a)	2,872	13,757
SeaChange International, Inc. (a)	7,919	11,087
SecureWorks Corp. (a)	2,527	35,934
Sumo Logic, Inc. (b)	996	28,466
Synchronoss Technologies, Inc. (a)	11,545	54,262
TeleNav, Inc. (a)	6,292	29,572
Verint Systems, Inc. (a)	10,189	684,497
VirnetX Holding Corp. (b)	8,773	44,216
Xperi Holding Corp.	27,480	574,332
		3,513,561
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	34,080	357,158
Corsair Gaming, Inc. (b)	1,976	71,571
Diebold Nixdorf, Inc. (a)	11,731	125,052
Eastman Kodak Co. (a)(b)	4,441	36,150
Immersion Corp. (a)	1,295	14,621
Intevac, Inc. (a)	5,026	36,237
Quantum Corp. (a)	6,588	40,319
Super Micro Computer, Inc. (a)	8,856	280,381
		961,489

TOTAL INFORMATION TECHNOLOGY		21,438,100

MATERIALS - 6.2%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	4,322	23,771
AdvanSix, Inc. (a)	7,642	152,764
AgroFresh Solutions, Inc. (a)	7,724	17,533
American Vanguard Corp.	6,478	100,539
Amyris, Inc. (a)(b)	27,335	168,794
Avient Corp.	25,632	1,032,457
Balchem Corp.	738	85,032
Ferro Corp. (a)	5,646	82,601
FutureFuel Corp.	7,261	92,215
GCP Applied Technologies, Inc. (a)	2,943	69,602
H.B. Fuller Co.	5,034	261,164
Hawkins, Inc.	1,259	65,858
Innospec, Inc.	1,288	116,860
Intrepid Potash, Inc. (a)	2,759	66,630
Koppers Holdings, Inc. (a)	2,267	70,640
Kraton Performance Polymers, Inc. (a)	8,765	243,579
Kronos Worldwide, Inc.	5,968	88,983
Livent Corp. (a)(b)	41,290	777,904
Marrone Bio Innovations, Inc. (a)	1,277	1,596
Minerals Technologies, Inc.	9,518	591,258
Orion Engineered Carbons SA	7,425	127,265
PQ Group Holdings, Inc.	8,980	128,055
Rayonier Advanced Materials, Inc. (a)	17,590	114,687
Sensient Technologies Corp.	7,029	518,529
Stepan Co.	5,560	663,419
Trecora Resources (a)	6,463	45,176
Tredegar Corp.	7,324	122,311
Trinseo SA	7,363	377,059
Tronox Holdings PLC	16,411	239,929
		6,446,210
Construction Materials - 0.3%
Summit Materials, Inc. (a)	32,183	646,235
U.S. Concrete, Inc. (a)	4,463	178,386
United States Lime & Minerals, Inc.	540	61,560
		886,181
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	7,369	345,459
Class B	1,514	73,247
Myers Industries, Inc.	6,473	134,509
O-I Glass, Inc.	9,854	117,263
Pactiv Evergreen, Inc.	8,841	160,376
Ranpak Holdings Corp. (A Shares) (a)	8,205	110,275
UFP Technologies, Inc. (a)	1,795	83,647
		1,024,776
Metals & Mining - 3.1%
Alcoa Corp. (a)	52,666	1,213,951
Allegheny Technologies, Inc. (a)	35,642	597,716
Arconic Rolled Products Corp. (a)	28,007	834,609
Caledonia Mining Corp. PLC	2,327	36,953
Carpenter Technology Corp.	13,311	387,616
Century Aluminum Co. (a)	14,243	157,100
Cleveland-Cliffs, Inc.	111,197	1,619,028
Coeur d'Alene Mines Corp. (a)	68,054	704,359
Commercial Metals Co.	33,276	683,489
Fortitude Gold Corp. (a)(c)	5,299	5,564
Gatos Silver, Inc.	4,822	62,831
Gold Resource Corp.	18,549	53,978
Haynes International, Inc.	3,394	80,913
Hecla Mining Co.	146,767	951,050
Kaiser Aluminum Corp.	4,380	433,182
Materion Corp.	3,917	249,591
Novagold Resources, Inc. (a)	4,416	42,741
Olympic Steel, Inc.	2,572	34,285
Ryerson Holding Corp. (a)	4,479	61,094
Schnitzer Steel Industries, Inc. Class A	7,263	231,762
SunCoke Energy, Inc.	23,228	101,042
TimkenSteel Corp. (a)	12,230	57,114
United States Steel Corp.	61,699	1,034,692
Warrior Metropolitan Coal, Inc.	14,401	307,029
Worthington Industries, Inc.	10,221	524,746
		10,466,435
Paper & Forest Products - 0.6%
Boise Cascade Co.	9,216	440,525
Clearwater Paper Corp. (a)	4,538	171,310
Domtar Corp.	15,413	487,821
Neenah, Inc.	4,658	257,681
P.H. Glatfelter Co.	11,971	196,085
Schweitzer-Mauduit International, Inc.	8,739	351,395
Verso Corp.	8,494	102,098
		2,006,915

TOTAL MATERIALS		20,830,517

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Acadia Realty Trust (SBI)	24,063	341,454
Agree Realty Corp.	15,733	1,047,503
Alexander & Baldwin, Inc.	20,560	353,221
Alexanders, Inc.	57	15,809
Alpine Income Property Trust, Inc.	2,097	31,434
American Assets Trust, Inc.	14,413	416,247
American Finance Trust, Inc.	31,199	231,809
Armada Hoffler Properties, Inc.	16,524	185,399
Bluerock Residential Growth (REIT), Inc.	4,715	59,739
Broadstone Net Lease, Inc.	9,000	176,220
BRT Realty Trust	2,924	44,445
CareTrust (REIT), Inc.	23,586	523,137
CatchMark Timber Trust, Inc.	12,912	120,856
Centerspace	3,745	264,547
Chatham Lodging Trust	13,234	142,927
City Office REIT, Inc.	12,374	120,894
Clipper Realty, Inc.	1,177	8,298
Colony Capital, Inc.	135,512	651,813
Columbia Property Trust, Inc.	32,379	464,315
CoreCivic, Inc. (b)	33,727	220,912
CorEnergy Infrastructure Trust, Inc.	3,885	26,612
CorePoint Lodging, Inc.	11,397	78,411
DiamondRock Hospitality Co.	56,269	464,219
Diversified Healthcare Trust (SBI)	66,622	274,483
EastGroup Properties, Inc.	691	95,399
Essential Properties Realty Trust, Inc.	29,516	625,739
Farmland Partners, Inc.	8,248	71,758
Franklin Street Properties Corp.	29,849	130,440
Front Yard Residential Corp. Class B	14,524	235,289
Getty Realty Corp.	10,278	283,056
Gladstone Commercial Corp.	7,934	142,812
Gladstone Land Corp.	4,134	60,522
Global Medical REIT, Inc.	13,297	173,659
Global Net Lease, Inc.	25,847	443,018
Healthcare Realty Trust, Inc.	38,489	1,139,274
Hersha Hospitality Trust	9,808	77,385
Independence Realty Trust, Inc.	27,444	368,573
Industrial Logistics Properties Trust	19,023	443,046
iStar Financial, Inc.	20,683	307,143
Kite Realty Group Trust	23,590	352,906
Lexington Corporate Properties Trust	78,058	828,976
LTC Properties, Inc.	7,155	278,401
Mack-Cali Realty Corp.	24,413	304,186
Monmouth Real Estate Investment Corp. Class A	4,070	70,492
National Health Investors, Inc.	8,266	571,759
NETSTREIT Corp.	3,770	73,477
New Senior Investment Group, Inc.	23,697	122,750
NexPoint Residential Trust, Inc.	5,400	228,474
Office Properties Income Trust	13,718	311,673
One Liberty Properties, Inc.	4,682	93,968
Pebblebrook Hotel Trust	36,675	689,490
Physicians Realty Trust	59,947	1,067,057
Piedmont Office Realty Trust, Inc. Class A	36,061	585,270
Potlatch Corp.	18,601	930,422
Preferred Apartment Communities, Inc. Class A	13,829	102,335
QTS Realty Trust, Inc. Class A	1,226	75,865
Ramco-Gershenson Properties Trust (SBI)	22,729	196,606
Retail Opportunity Investments Corp.	33,162	444,039
Retail Properties America, Inc.	60,456	517,503
Retail Value, Inc.	4,793	71,272
RLJ Lodging Trust	46,277	654,820
Ryman Hospitality Properties, Inc.	1,935	131,116
Sabra Health Care REIT, Inc.	58,082	1,008,884
Safehold, Inc.	2,417	175,208
Saul Centers, Inc.	560	17,741
Seritage Growth Properties (a)(b)	9,652	141,691
Service Properties Trust	46,162	530,401
SITE Centers Corp.	43,396	439,168
Stag Industrial, Inc.	39,447	1,235,480
Summit Hotel Properties, Inc.	29,287	263,876
Sunstone Hotel Investors, Inc.	60,674	687,436
Tanger Factory Outlet Centers, Inc. (b)	25,649	255,464
Terreno Realty Corp.	11,119	650,573
The GEO Group, Inc. (b)	33,329	295,295
The Macerich Co. (b)	42,075	448,940
UMH Properties, Inc.	2,696	39,928
Universal Health Realty Income Trust (SBI)	534	34,320
Urban Edge Properties	32,953	426,412
Urstadt Biddle Properties, Inc. Class A	8,720	123,214
Washington REIT (SBI)	23,377	505,645
Whitestone REIT Class B	11,949	95,234
Xenia Hotels & Resorts, Inc.	31,947	485,594
		27,425,178
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)(b)	1,150	14,812
American Realty Investments, Inc. (a)	214	2,333
CTO Realty Growth, Inc.	1,596	67,287
Cushman & Wakefield PLC (a)	20,556	304,845
Fathom Holdings, Inc. (a)	949	34,202
Forestar Group, Inc. (a)	4,913	99,144
FRP Holdings, Inc. (a)	1,784	81,261
Griffin Industrial Realty, Inc.	342	21,375
Kennedy-Wilson Holdings, Inc.	33,628	601,605
Marcus & Millichap, Inc. (a)	5,929	220,737
Maui Land & Pineapple, Inc. (a)	786	9,063
Newmark Group, Inc.	40,640	296,266
Rafael Holdings, Inc. (a)	2,563	59,769
RE/MAX Holdings, Inc.	5,158	187,390
Realogy Holdings Corp. (a)	32,277	423,474
Stratus Properties, Inc. (a)	1,570	40,035
Tejon Ranch Co. (a)	6,000	86,700
The RMR Group, Inc.	437	16,877
The St. Joe Co.	4,787	203,208
Transcontinental Realty Investors, Inc. (a)	330	7,956
		2,778,339

TOTAL REAL ESTATE		30,203,517

UTILITIES - 4.5%
Electric Utilities - 1.2%
Allete, Inc.	14,598	904,200
MGE Energy, Inc.	7,479	523,754
Otter Tail Corp.	7,594	323,580
PNM Resources, Inc.	22,505	1,092,168
Portland General Electric Co.	25,249	1,079,900
		3,923,602
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. Class A	4,596	332,866
Chesapeake Utilities Corp.	342	37,008
New Jersey Resources Corp.	26,722	949,967
Northwest Natural Holding Co.	7,613	350,122
ONE Gas, Inc.	13,048	1,001,695
RGC Resources, Inc.	1,123	26,705
South Jersey Industries, Inc.	11,654	251,144
Southwest Gas Holdings, Inc.	14,454	878,081
Spire, Inc.	14,094	902,580
		4,730,168
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corp. (a)	23,125	48,563
Brookfield Renewable Corp.	26,442	1,540,775
Clearway Energy, Inc.:
Class A	7,802	230,549
Class C	18,533	591,759
Sunnova Energy International, Inc. (a)	13,184	594,994
		3,006,640
Multi-Utilities - 0.9%
Avista Corp.	19,308	775,023
Black Hills Corp.	17,679	1,086,375
NorthWestern Energy Corp.	14,256	831,267
Unitil Corp.	4,150	183,721
		2,876,386
Water Utilities - 0.1%
Artesian Resources Corp. Class A	2,109	78,202
Cadiz, Inc. (a)(b)	2,975	31,684
California Water Service Group	1,049	56,677
Consolidated Water Co., Inc.	3,923	47,272
Global Water Resources, Inc.	181	2,608
SJW Corp.	3,441	238,668
		455,111

TOTAL UTILITIES		14,991,907

TOTAL COMMON STOCKS
(Cost $254,795,819)		333,667,900

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.11% (e)	2,654,676	2,655,207
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	15,309,062	15,310,593
TOTAL MONEY MARKET FUNDS
(Cost $17,965,800)		17,965,800
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $272,761,619)		351,633,700
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(16,038,432)
NET ASSETS - 100%		$335,595,268

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	22	March 2021	$2,172,280	$45,606	$45,606

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $715,981 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,186
Fidelity Securities Lending Cash Central Fund	73,563
Total	$74,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,980,310	$7,980,310	$--	$--
Consumer Discretionary	42,649,100	42,649,100	--	--
Consumer Staples	11,851,475	11,851,475	--	--
Energy	14,085,387	14,085,387	--	--
Financials	92,060,650	92,060,650	--	--
Health Care	21,441,390	21,441,366	--	24
Industrials	56,135,547	56,135,547	--	--
Information Technology	21,438,100	21,438,100	--	--
Materials	20,830,517	20,824,953	--	5,564
Real Estate	30,203,517	30,203,517	--	--
Utilities	14,991,907	14,991,907	--	--
Money Market Funds	17,965,800	17,965,800	--	--
Total Investments in Securities:	$351,633,700	$351,628,112	$--	$5,588
Derivative Instruments:
Assets
Futures Contracts	$45,606	$45,606	$--	$--
Total Assets	$45,606	$45,606	$--	$--
Total Derivative Instruments:	$45,606	$45,606	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$45,606	$0
Total Equity Risk	45,606	0
Total Value of Derivatives	$45,606	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,547,060) — See accompanying schedule: Unaffiliated issuers (cost $254,795,819)	$333,667,900
Fidelity Central Funds (cost $17,965,800)	17,965,800
Total Investment in Securities (cost $272,761,619)		$351,633,700
Segregated cash with brokers for derivative instruments		144,000
Receivable for investments sold		74,660
Receivable for fund shares sold		1,402,063
Dividends receivable		478,686
Distributions receivable from Fidelity Central Funds		14,153
Other receivables		72
Total assets		353,747,334
Liabilities
Payable to custodian bank	$2,985
Payable for investments purchased	1,999,157
Payable for fund shares redeemed	825,142
Accrued management fee	13,380
Payable for daily variation margin on futures contracts	809
Collateral on securities loaned	15,310,593
Total liabilities		18,152,066
Net Assets		$335,595,268
Net Assets consist of:
Paid in capital		$264,130,280
Total accumulated earnings (loss)		71,464,988
Net Assets		$335,595,268
Net Asset Value, offering price and redemption price per share ($335,595,268 ÷ 15,081,436 shares)		$22.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$2,142,797
Income from Fidelity Central Funds (including $73,563 from security lending)		74,749
Total income		2,217,546
Expenses
Management fee	$53,911
Independent trustees' fees and expenses	283
Interest	118
Commitment fees	157
Total expenses before reductions	54,469
Expense reductions	(27)
Total expenses after reductions		54,442
Net investment income (loss)		2,163,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,852,895)
Fidelity Central Funds	292
Foreign currency transactions	42
Futures contracts	533,894
Total net realized gain (loss)		(2,318,667)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	77,034,945
Futures contracts	(11,786)
Total change in net unrealized appreciation (depreciation)		77,023,159
Net gain (loss)		74,704,492
Net increase (decrease) in net assets resulting from operations		$76,867,596

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,163,104	$1,307,131
Net realized gain (loss)	(2,318,667)	(4,550,476)
Change in net unrealized appreciation (depreciation)	77,023,159	1,894,528
Net increase (decrease) in net assets resulting from operations	76,867,596	(1,348,817)
Distributions to shareholders	(3,724,214)	(329,577)
Share transactions
Proceeds from sales of shares	173,148,721	176,818,605
Reinvestment of distributions	3,080,480	311,056
Cost of shares redeemed	(53,363,426)	(35,865,156)
Net increase (decrease) in net assets resulting from share transactions	122,865,775	141,264,505
Total increase (decrease) in net assets	196,009,157	139,586,111
Net Assets
Beginning of period	139,586,111	–
End of period	$335,595,268	$139,586,111
Other Information
Shares
Sold	9,380,473	10,642,178
Issued in reinvestment of distributions	149,232	14,387
Redeemed	(2,898,755)	(2,206,079)
Net increase (decrease)	6,630,950	8,450,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.52	$20.00
Income from Investment Operations
Net investment income (loss)B	.19	.37
Net realized and unrealized gain (loss)	5.84	(3.72)
Total from investment operations	6.03	(3.35)
Distributions from net investment income	(.30)	(.12)
Distributions from net realized gain	–	(.02)
Total distributions	(.30)	(.13)C
Net asset value, end of period	$22.25	$16.52
Total ReturnD,E	36.67%	(16.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%H
Expenses net of fee waivers, if any	.05%H	.05%H
Expenses net of all reductions	.05%H	.05%H
Net investment income (loss)	2.01%H	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$335,595	$139,586
Portfolio turnover rateI	21%H	74%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$401,198,002	$127,278,464	$(4,153,812)	$123,124,652
Fidelity Mid Cap Value Index Fund	511,204,996	117,285,373	(11,868,445)	105,416,928
Fidelity Small Cap Growth Index Fund	178,086,477	47,266,683	(4,336,199)	42,930,484
Fidelity Small Cap Value Index Fund	280,130,207	82,698,024	(11,148,925)	71,549,099

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Mid Cap Growth Index Fund	$(219,681)	$(2,692,017)	$(2,911,698)
Fidelity Mid Cap Value Index Fund	(380,578)	(591,861)	(972,439)
Fidelity Small Cap Growth Index Fund	(114,850)	(899)	(115,749)
Fidelity Small Cap Value Index Fund	(76,957)	(35,239)	(112,196)

Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset future capital gains in subsequent periods.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	232,647,555	28,968,733
Fidelity Mid Cap Value Index Fund	270,118,283	19,684,651
Fidelity Small Cap Growth Index Fund	115,624,945	8,776,511
Fidelity Small Cap Value Index Fund	145,874,356	22,586,704

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$6,494,500.34%		$124
Fidelity Small Cap Value Index Fund	Borrower	$12,648,000.34%		$118

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Mid Cap Growth Index Fund	$250
Fidelity Mid Cap Value Index Fund	299
Fidelity Small Cap Growth Index Fund	60
Fidelity Small Cap Value Index Fund	157

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$1,931	$–	$–
Fidelity Mid Cap Value Index Fund	$1,796	$23	$–
Fidelity Small Cap Growth Index Fund	$8,248	$–	$–
Fidelity Small Cap Value Index Fund	$9,712	$4,012	$170,193

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$26
Fidelity Mid Cap Value Index Fund	26
Fidelity Small Cap Growth Index Fund	7
Fidelity Small Cap Value Index Fund	27

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 53% of the total outstanding shares of the Fidelity Mid Cap Value Index Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Mid Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,300.60	$.29
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Mid Cap Value Index Fund	.05%
Actual		$1,000.00	$1,280.30	$.29
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Small Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,388.20	$.30
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Small Cap Value Index Fund	.05%
Actual		$1,000.00	$1,366.70	$.30
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe period of each fund's operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Mid Cap Growth Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Fidelity Mid Cap Value Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Fidelity Small Cap Growth Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Fidelity Small Cap Value Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current total expense ratio of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

C06-SANN-0221
1.9896343.101

Fidelity® Municipal Bond Index Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of December 31, 2020

% of fund's net assets
California	20.3
New York	15.6
Texas	9.3
Florida	4.5
Illinois	4.4

Top Five Sectors as of December 31, 2020

% of fund's net assets
General Obligations	33.0
Transportation	13.8
Special Tax	12.3
Health Care	9.9
Water & Sewer	8.5

Quality Diversification (% of fund's net assets)

As of December 31, 2020
AAA	15.0%
AA,A	74.4%
BBB	7.6%
BB and Below	0.2%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,737
Series 2017 A, 4% 6/1/37	25,000	29,426
Series 2017 B, 5% 9/1/26	75,000	94,454
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	30,827
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	178,815
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,287
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	126,025
Series A, 4% 6/1/22	30,000	31,451
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	42,842
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,211
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	54,440
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	61,895
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,194
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	55,164
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,589
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	156,465
Series 2017 B1, 3.25% 9/1/31	5,000	5,544
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	53,958
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,861

TOTAL ALABAMA		1,082,185

Alaska - 0.4%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	109,791
Series 2015 B, 5% 8/1/27	50,000	60,233
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/22 (b)	165,000	165,244

TOTAL ALASKA		335,268

Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	41,233
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	20,000	16,163
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,426
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	48,775
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	63,603
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	199,540
Series 2017 D, 5% 7/1/25	15,000	17,934
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	114,535
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,891
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	56,497
Series 2011 A, 5% 12/1/25	65,000	67,828
Series 2016 A, 5% 1/1/27	50,000	63,736
Series A:
5% 12/1/24	110,000	114,785
5% 1/1/36	40,000	49,512
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	67,223
5.25% 12/1/24	10,000	11,649
5.25% 12/1/26	15,000	18,540
Series 2007, 5.25% 12/1/23	20,000	22,478
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	53,805
Series 2020 A, 4% 8/1/44	100,000	117,225

TOTAL ARIZONA		1,192,378

Arkansas - 0.0%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,271
California - 20.3%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,901
5% 10/1/36	20,000	23,804
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	126,662
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	85,392
0% 9/1/32 (FSA Insured)	105,000	84,466
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	59,537
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	52,031
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	142,900
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,510
Series 2017 S7, 4% 4/1/47	5,000	5,680
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	42,416
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	47,718
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	40,446
Brea Redev. Agcy. 0% 8/1/29 (AMBAC Insured)	105,000	93,317
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	46,981
Series BA, 5% 12/1/32	65,000	87,419
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	70,000	61,231
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,838
Series T1, 5% 3/15/39	30,000	45,832
Series U6, 5% 5/1/45	35,000	55,857
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	79,146
Series 2013:
5% 9/1/26	75,000	84,396
5% 9/1/27	55,000	61,875
5% 11/1/30	25,000	28,272
Series 2014:
5% 11/1/22	90,000	97,957
5% 10/1/23	35,000	39,582
5% 11/1/23	50,000	56,741
5% 12/1/24	155,000	176,406
5% 10/1/28	30,000	35,144
Series 2015:
5% 8/1/23	25,000	28,077
5% 8/1/26	75,000	89,218
5% 8/1/26	65,000	78,795
5% 9/1/26	20,000	24,320
5% 9/1/28	50,000	60,542
5% 8/1/29	20,000	24,083
5% 8/1/45	40,000	47,349
5.25% 8/1/30	95,000	115,563
Series 2016:
3% 9/1/33	120,000	131,441
4% 9/1/28	110,000	130,985
4% 9/1/35	50,000	58,120
5% 9/1/22	105,000	113,436
5% 9/1/24	45,000	52,833
5% 9/1/26	85,000	107,211
5% 8/1/27	45,000	56,331
5% 9/1/30	15,000	18,653
5% 9/1/30	75,000	77,357
5% 9/1/32	50,000	61,957
5% 9/1/45	10,000	12,254
Series 2017:
3.5% 8/1/27	25,000	29,961
4% 8/1/37	25,000	29,362
5% 11/1/22	70,000	76,189
5% 11/1/27	75,000	97,832
Series 2019:
3% 10/1/33	70,000	80,093
3% 10/1/34	50,000	57,129
4% 4/1/25	45,000	52,122
5% 4/1/25	105,000	126,044
5% 4/1/27	10,000	12,834
5% 4/1/35	5,000	5,720
5% 4/1/36	75,000	85,666
5% 8/1/36	100,000	129,709
Series 2020:
2% 11/1/36	60,000	61,514
3% 3/1/28	50,000	58,671
4% 3/1/28	40,000	49,742
4% 3/1/50	40,000	47,887
5% 3/1/32	50,000	68,117
5% 3/1/32	50,000	68,117
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,822
Series 2011 D, 5% 8/15/25 (Pre-Refunded to 8/15/21 @ 100)	125,000	128,710
Series 2013 A:
4% 3/1/43	35,000	36,931
5% 3/1/22	395,000	415,738
Series 2015, 5% 11/15/26	50,000	61,426
Series 2016 A, 3% 10/1/41	50,000	53,236
Series 2016 B:
5% 11/15/46	15,000	17,908
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,722
Series 2017 A, 5% 11/1/27	20,000	26,057
Series 2018 A:
4% 11/15/42	15,000	17,097
5% 11/15/26	35,000	44,004
5% 11/15/33	25,000	31,940
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016, 5% 10/1/26	15,000	18,657
Series 2018, 5% 10/1/26	25,000	31,711
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,537
California Pub. Works Board Lease Rev. Series D, 5% 9/1/21	95,000	98,011
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	24,438
5% 11/1/43	40,000	47,400
Series 2016 A:
3.125% 11/1/36	50,000	54,142
5% 11/1/45	125,000	149,738
Series 2017 A, 5% 11/1/21	50,000	52,017
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	43,371
5% 1/1/32	20,000	24,481
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	33,860
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	99,993
Series 2017 A, 5% 4/1/47	55,000	62,031
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	27,223
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	23,337
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,004
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	278,190
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	101,201
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,540
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	162,536
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,926
Series 2017 B, 5% 6/1/27	5,000	6,484
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	32,144
0% 8/1/38	65,000	44,953
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	64,320
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,858
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	38,567
0% 1/1/29 (Escrowed to Maturity)	20,000	18,542
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	38,962
5% 1/15/42 (FSA Insured)	85,000	93,665
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	46,973
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,743
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,772
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	236,242
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,056
Series 2015 A:
5% 6/1/35	20,000	23,426
5% 6/1/40	20,000	23,251
5% 6/1/45	65,000	74,980
Series 2018 A:
5% 6/1/21	25,000	25,487
5% 6/1/22	90,000	96,045
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,826
Series 2016 B, 3% 8/1/45	20,000	21,147
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	80,755
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	35,051
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	91,514
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	112,880
Series 2016, 3% 8/1/32	35,000	38,368
Series B, 0% 8/1/35	150,000	114,000
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	38,922
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	35,135
Series C, 5% 8/1/22	25,000	26,916
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	39,356
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	11,712
Series K, 4% 8/1/35	20,000	23,360
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,665
Series 2020 A, 4% 6/1/36	250,000	311,070
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/37 (b)	75,000	91,939
Series 2018 D, 5% 5/15/22 (b)	80,000	85,035
Series A:
5% 5/15/36 (b)	50,000	63,396
5% 5/15/38	50,000	57,987
Series B, 5% 5/15/34 (b)	10,000	12,483
Series C, 5% 5/15/33 (b)	90,000	111,367
Series D, 5% 5/15/26 (b)	65,000	80,106
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,955
5% 7/1/24	140,000	153,282
Series 2014 C:
4% 7/1/22	55,000	58,182
5% 7/1/29	40,000	46,422
Series 2014 D, 5% 7/1/44	45,000	51,599
Series 2017 A, 5% 7/1/28	5,000	6,346
Series A, 5% 7/1/31	15,000	19,384
Series B:
5% 7/1/29	50,000	56,875
5% 7/1/30	40,000	44,543
5% 7/1/30	55,000	73,476
Series C, 5% 7/1/37	25,000	33,035
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	21,441
Series 2014 A, 5% 7/1/44	25,000	28,713
Series 2016 B, 5% 7/1/29	50,000	61,272
Series A:
5% 7/1/33	25,000	32,163
5% 7/1/33	20,000	25,009
Series B, 5% 7/1/25	25,000	27,985
Series C, 5% 7/1/23	90,000	96,526
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	182,339
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	40,954
Series 2014 C:
5% 7/1/23	50,000	55,931
5% 7/1/24	40,000	46,619
Series 2016 A, 5% 7/1/40	30,000	35,199
Series 2018 B1, 5% 7/1/23	95,000	106,268
Series 2020, 5% 7/1/25	10,000	12,120
Series A:
5% 7/1/22	40,000	42,884
5% 7/1/22	60,000	64,326
5% 7/1/24	5,000	5,827
5% 7/1/29	5,000	6,758
5% 7/1/30	50,000	67,183
Series B, 5% 7/1/25	90,000	109,076
Series C, 5% 7/1/28	55,000	63,684
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	74,832
4% 8/1/47	135,000	153,503
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	74,499
Montebello Unified School District Series A, 5% 8/1/41	50,000	58,245
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	70,388
Series 2009 B, 6.5% 11/1/39	25,000	41,647
Newport Mesa Unified School District:
Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	17,121
Series 2017, 0% 8/1/39	95,000	53,799
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	16,052
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	63,797
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	95,366
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	150,055
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	28,990
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (c)	50,000	55,388
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,883
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,345
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	170,798
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40	100,000	111,052
Sacramento City Fing. Auth. Rev. Series 2005 A, 0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	69,262
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	94,260
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,455
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	361,673
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	180,000	102,674
Series 2016, 5% 8/1/41	5,000	6,080
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	60,441
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	220,415
5.25% 8/1/47	30,000	38,071
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	56,037
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,550
Series 2009 1, 0% 7/1/30	50,000	44,618
Series A, 0% 7/1/31	15,000	13,098
Series C:
0% 7/1/30	60,000	53,542
0% 7/1/43	10,000	6,303
Series F1, 5.25% 7/1/28	30,000	40,433
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,402
Series R1, 0% 7/1/30	35,000	31,233
Series R3, 5% 7/1/21	10,000	10,234
Series R4, 5% 7/1/28	70,000	84,419
Series R5, 5% 7/1/26	50,000	62,803
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,325
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,660
Series A1, 5% 8/1/47	80,000	99,209
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,218
Series 2016 A, 5% 5/1/26	25,000	30,864
Series 2017 A, 5% 5/1/47 (b)	40,000	47,389
Series 2017 D:
5% 5/1/24 (b)	35,000	40,166
5% 5/1/25 (b)	105,000	124,702
Series 2019 A, 5% 5/1/49 (b)	25,000	30,696
Series 2019 D:
5% 5/1/26	135,000	167,306
5% 5/1/39	30,000	38,244
Series 2020 A, 4% 5/1/39 (b)	15,000	17,668
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	34,366
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	151,428
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	17,871
Series 2020 A, 5% 11/1/50	85,000	112,334
Series D, 5% 11/1/28	40,000	51,764
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	59,240
0% 1/1/26 (Escrowed to Maturity)	30,000	29,306
0% 1/1/28 (Escrowed to Maturity)	35,000	33,332
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	74,486
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,230
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,965
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	42,174
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	88,805
Series 2017 B, 5% 3/1/42	20,000	23,860
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39	150,000	165,003
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	157,518
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	151,242
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	19,295
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (c)	50,000	59,157
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	212,262
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,442
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	90,903
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	160,070
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	214,372
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	45,509
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	5,000	5,491
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	37,462
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	96,808
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	64,492
Univ. of California Revs.:
Series 2012 G, 3.5% 5/15/37	60,000	61,552
Series 2017 AV, 5% 5/15/47	65,000	79,605
Series 2018 AZ, 4% 5/15/24	150,000	168,633
Series AF, 5% 5/15/24	55,000	61,138
Series AM, 5.25% 5/15/37	10,000	11,475
Series AO, 5% 5/15/23	15,000	16,678
Series AY, 5% 5/15/28	20,000	25,587
Series I:
5% 5/15/23	75,000	83,238
5% 5/15/25	50,000	60,038
5% 5/15/28	40,000	47,876
Series M, 5% 5/15/36	80,000	99,794
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	234,051
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	14,054
0% 8/1/28	60,000	55,013
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,567

TOTAL CALIFORNIA		17,544,158

Colorado - 1.4%
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	181,796
Series 2018 A, 4% 11/15/48	100,000	113,742
Series 2019 A, 5% 11/1/29	35,000	46,632
Series 2019 A1:
4% 8/1/44	55,000	62,638
5% 8/1/26	60,000	73,110
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	80,292
Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	53,602
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	27,714
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,541
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,834
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	49,001
Series 2017 A, 5% 11/15/28 (b)	30,000	37,534
Series 2018 A, 5% 12/1/36 (b)	60,000	85,292
Series 2018 B, 3.5% 12/1/35	15,000	16,769
Series 2019 C, 5% 11/15/31	30,000	39,200
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	55,200
Series 2017, 5% 12/1/26	50,000	59,760
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,654
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,899
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,534
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,805
Series 2016 B1, 2.75% 6/1/30	85,000	93,002

TOTAL COLORADO		1,198,551

Connecticut - 1.5%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	17,383
Series 2015 B, 3.375% 6/15/29	25,000	27,508
Series 2016 A, 5% 3/15/26	30,000	36,929
Series 2017 A, 5% 4/15/27	25,000	31,746
Series 2019 A:
5% 4/15/21	70,000	70,928
5% 4/15/27	25,000	31,746
Series 2020 C, 4% 6/1/31	30,000	37,749
Series A, 5% 3/15/28	35,000	41,208
Series B, 5% 1/15/24	50,000	56,996
Series D:
4% 8/15/31	15,000	17,348
5% 4/15/26	25,000	30,852
Series E:
3.375% 10/15/36	30,000	32,741
5% 9/15/25	30,000	36,345
5% 10/15/25	30,000	36,454
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	243,968
Series 2019 A, 4% 7/1/34	30,000	34,321
Series 2020 A, 5% 7/1/30	50,000	65,430
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	30,000	32,722
Series 2018 A, 3.5% 5/15/33	35,000	38,911
Series B1, 3.45% 11/15/41	5,000	5,302
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	101,122
Series 2016 A, 5% 9/1/31	5,000	6,090
Series 2018 A, 5% 1/1/27	35,000	44,000
Series A:
4% 9/1/35	45,000	51,010
5% 9/1/30	60,000	73,303
Series B:
5% 10/1/33	10,000	12,781
5% 10/1/36	25,000	31,693
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	32,142

TOTAL CONNECTICUT		1,278,728

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,407
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,931
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	54,496

TOTAL DELAWARE		78,834

District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	72,289
Series 2016 A, 5% 6/1/32	40,000	49,145
Series 2017 A, 5% 6/1/29	45,000	57,411
Series 2017 D, 5% 6/1/42	35,000	43,825
Series 2019 A:
5% 10/15/31	80,000	106,894
5% 10/15/44	15,000	19,259
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	246,267
5% 10/1/33	205,000	274,202
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,424
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,812
Series 2014 C:
5% 10/1/27	20,000	23,388
5% 10/1/28	50,000	58,430
Series 2019 A, 5% 10/1/44	20,000	26,018
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	20,669
4% 10/1/53	45,000	50,335
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,825
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	29,049
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	53,176
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	14,294
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	48,159
Series 2014 A, 5% 10/1/28 (b)	40,000	45,813
Series 2018 A, 5% 10/1/27 (b)	65,000	82,714
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	12,663
Series 2017 B, 5% 7/1/42	70,000	85,149

TOTAL DISTRICT OF COLUMBIA		1,492,210

Florida - 4.5%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	85,505
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,594
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	71,957
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	52,786
4% 7/1/40	20,000	22,790
Series 2017, 3.375% 7/1/42	70,000	75,349
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	81,443
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	23,253
Series 2018 A, 4% 6/1/37	55,000	65,785
Series 2019 D, 4% 6/1/30	35,000	43,800
Series A, 5% 6/1/27	80,000	96,375
Series C, 4% 6/1/28	30,000	32,664
Series D, 4% 6/1/32	25,000	29,246
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	65,443
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	46,377
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	37,032
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	55,519
3.25% 8/1/49	10,000	11,149
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,775
5% 10/1/28	25,000	27,526
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	42,330
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	159,915
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	83,225
Series 2013 C, 5.25% 10/1/30	150,000	169,029
Series 2014, 5% 10/1/28	65,000	75,538
Series 2019 A:
5% 10/1/24	85,000	99,573
5% 10/1/27	80,000	103,135
5% 10/1/29	25,000	33,800
5% 10/1/32	60,000	79,840
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,710
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,600
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,741
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	139,492
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	48,600
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	43,368
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	238,522
Series 2016 A, 5% 10/1/41	20,000	23,693
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	16,252
0% 10/1/44	50,000	23,980
0% 10/1/46	10,000	4,421
0% 10/1/47	150,000	63,786
Series 2016:
0% 10/1/31	5,000	3,791
0% 10/1/32	15,000	10,830
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	105,877
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,472
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	66,740
Series 2015 B, 5% 7/1/27	40,000	46,331
Series 2015 D, 3% 7/1/39	10,000	10,924
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	130,148
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	6,876
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	26,482
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	5,000	5,519
Series 2019 B, 3% 10/1/49	10,000	10,923
Series 2019, 5% 10/1/46	40,000	50,005
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	12,174
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	77,837
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	71,993
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,786
Series 2016 B, 4% 10/1/36	30,000	34,028
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,348
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,374
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	40,000	47,876
Series 2012, 5% 6/1/22	100,000	106,807
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	109,760
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	68,928
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	83,845
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	142,109
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,493

TOTAL FLORIDA		3,886,194

Georgia - 2.0%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	62,341
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	140,000	145,016
Series 2019 B, 4% 7/1/49 (b)	125,000	141,861
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/29	5,000	5,974
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	36,122
5% 11/1/40	40,000	47,392
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	30,102
Series 2018 C, 4% 11/1/37	15,000	18,040
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,599
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,998
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,721
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	133,927
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	25,051
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	98,926
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	65,633
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,896
Series 2016 E, 5% 12/1/23	195,000	222,296
Series 2016 F, 5% 1/1/26	25,000	30,957
Series 2017 A, 5% 2/1/27	40,000	51,252
Series 2017 C, 5% 7/1/27	45,000	58,464
Series 2018 A:
3% 7/1/33	25,000	28,755
5% 7/1/27	5,000	6,496
Georgia Hsg. & Fin. Auth. Series 2015 A, 3.95% 12/1/43	60,000	63,337
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	74,486
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,890
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	84,907
Series 2019 A, 3.125% 7/1/46	25,000	27,222
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	21,069
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	100,000	137,901

TOTAL GEORGIA		1,719,631

Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	100,000	118,131
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	38,379
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	12,161
Series 2016 FG, 5% 10/1/30	30,000	37,375
Series FN 5% 10/1/22	10,000	10,842
Series FT:
5% 1/1/27	50,000	63,363
5% 1/1/32	65,000	83,473
Series FW, 3.5% 1/1/38	35,000	39,987
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	119,320
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	272,292
Series 2018 A, 3.375% 7/1/42	40,000	44,373

TOTAL HAWAII		839,696

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	31,281
5% 3/1/28	195,000	249,083
Series 2015 ID, 5.5% 12/1/29	20,000	24,143

TOTAL IDAHO		304,507

Illinois - 4.4%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	40,000	29,696
Series 2002 B, 5% 1/1/26	15,000	16,556
Series 2007 E, 5.5% 1/1/35	45,000	49,548
Series 2011 A, 5% 1/1/40	35,000	35,040
Series 2014 A, 5.25% 1/1/30	30,000	32,286
Series 2015 A:
5% 1/1/26	15,000	16,555
5.5% 1/1/33	20,000	22,078
Series 2015 C, 5% 1/1/27	50,000	55,654
Series 2019 A, 5% 1/1/40	15,000	16,594
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	72,678
Series 2014 B, 5% 1/1/27	5,000	5,613
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	20,000	20,913
Series 2013 B, 5% 1/1/26	55,000	59,907
Series 2013 D, 5% 1/1/44	15,000	16,062
Series 2015 B, 5% 1/1/28	45,000	52,541
Series 2017 B, 5% 1/1/33	30,000	36,349
Series 2017 D, 5% 1/1/42 (b)	35,000	40,986
Series 2018 B:
5% 1/1/37	45,000	56,174
5% 1/1/38	20,000	24,905
5% 1/1/48	10,000	12,182
Series 2020 B, 5% 1/1/29	60,000	78,056
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	85,000	88,930
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	36,618
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	35,376
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,885
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,655
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,963
Series 2014 A, 5% 10/1/21	25,000	25,884
Series 2016:
3.25% 5/15/39	160,000	169,037
3.25% 11/15/45	15,000	15,769
4% 1/1/25	145,000	166,444
4% 7/1/30	60,000	69,232
4% 12/1/31	25,000	27,775
5% 7/1/24	360,000	419,432
Series 2018 A:
5% 10/1/41	25,000	30,592
5% 10/1/48	20,000	24,183
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,865
4% 1/1/29	70,000	71,158
4% 1/1/30	35,000	35,544
Series 2013:
5% 7/1/22	5,000	5,278
5% 7/1/23	15,000	16,248
5.25% 7/1/31	85,000	90,513
Series 2014, 5% 4/1/27	55,000	59,790
Series 2016, 5% 2/1/27	65,000	75,402
Series 2017 A, 4.5% 12/1/41	35,000	38,014
Series 2017 B, 5% 12/1/24	65,000	72,832
Series 2017 C, 5% 11/1/29	10,000	11,232
Series 2017 D, 3.25% 11/1/26	40,000	41,134
Series 2018 A, 5% 10/1/24	120,000	133,962
Series 2018 B, 5% 10/1/24	20,000	22,327
Series 2019 B, 5% 9/1/25	30,000	34,054
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,054
4.25% 6/15/30	45,000	45,425
Series 2013:
5% 6/15/23	140,000	152,295
5% 6/15/24	20,000	21,748
5% 6/15/25	5,000	5,435
Series 2016 A, 3% 6/15/33	25,000	24,758
Series 2016 C, 4% 6/15/23	75,000	79,790
Series 2016 D, 3% 6/15/31	35,000	35,129
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,828
Series 2015 A, 5% 1/1/40	25,000	28,998
Series 2016 A, 5% 12/1/31	50,000	59,930
Series B:
5% 1/1/27	25,000	31,479
5% 1/1/30	50,000	67,544
Series C, 5% 1/1/30	30,000	40,526
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	77,163
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	22,982
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	54,653
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,967
Series 1998 A:
5.5% 12/15/23	30,000	32,437
5.5% 12/15/23 (Escrowed to Maturity)	5,000	5,115
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,190
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,960
Series 2002:
0% 12/15/23	30,000	28,869
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,215
Series 2012 B:
4.25% 6/15/42	20,000	20,348
5% 12/15/28	20,000	20,840
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	4,553
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	55,792
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	62,018
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,644

TOTAL ILLINOIS		3,817,186

Indiana - 1.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	55,074
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,327
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	86,547
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	43,012
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	66,005
Series 2019 E:
5% 2/1/36	25,000	32,703
5% 2/1/40	65,000	84,362
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	116,356
5% 1/1/31	65,000	75,518
Series 2016 C, 5% 1/1/24	150,000	170,480
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	129,971
5% 2/1/54	25,000	30,953
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	50,454
Series 2011 A, 5.5% 2/1/33	45,000	45,164
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,617
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	71,634

TOTAL INDIANA		1,119,177

Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	59,940
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	144,702
Series 2020 A, 5% 8/1/36	105,000	142,699
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	39,692

TOTAL IOWA		387,033

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	32,243
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	57,856
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	48,568

TOTAL KANSAS		138,667

Kentucky - 0.6%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	92,087
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,273
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,570
5% 9/1/42	5,000	5,713
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,648
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	59,399
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	100,313
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	42,204
Series 2017 A, 3.25% 5/15/46	100,000	107,971

TOTAL KENTUCKY		509,178

Louisiana - 1.3%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,868
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	65,026
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	37,087
Series 2014 D1, 3% 12/1/29	40,000	43,112
Series 2017 A, 5% 4/1/25	25,000	29,917
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	198,016
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	56,249
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	32,117
Series 2017 A, 3.75% 7/1/47	30,000	32,347
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,416
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	57,580
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	35,066
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	109,164
5% 7/1/30	295,000	319,874
New Orleans Wtr. Series 2015, 5% 12/1/40	25,000	29,099
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	39,262

TOTAL LOUISIANA		1,145,200

Maryland - 1.2%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	49,118
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	95,847
Series 2018, 3% 5/1/31	40,000	45,982
Maryland Gen. Oblig.:
Series 2016, 5% 6/1/22	80,000	85,446
Series 2017 B, 5% 8/1/25	30,000	36,566
Series 2019 1, 5% 3/15/31	70,000	93,616
Series 2019, 5% 3/15/30	50,000	67,159
Series A:
5% 3/15/29	100,000	131,080
5% 3/15/30	30,000	39,094
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	61,375
Series 2017 MD, 4% 12/1/46	15,000	16,911
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,030
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	100,456
Series 2015 B, 3% 12/1/29	70,000	74,570
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,430
5% 6/1/34	65,000	79,437

TOTAL MARYLAND		1,028,117

Massachusetts - 3.5%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	162,227
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	37,784
Series 2007, 5.25% 7/1/28	40,000	53,598
Series A, 5.25% 7/1/28	20,000	26,799
Series B, 5% 7/1/33	5,000	5,931
Series C, 5.5% 7/1/23	65,000	73,551
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,675
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,586
Series 2017, 4% 4/1/41	30,000	34,388
Series BB1, 4% 10/1/46	25,000	27,532
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,495
Series D, 4% 7/1/45	25,000	26,564
Series F, 5% 8/15/24	110,000	128,009
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	69,596
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,813
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	156,683
Series 2016 B:
4% 7/1/33	75,000	87,557
5% 7/1/27	5,000	6,466
Series 2016 G, 3% 9/1/46	10,000	10,645
Series 2017 E, 5% 11/1/24	60,000	70,914
Series 2017 F, 5% 11/1/44	20,000	24,841
Series 2018 E, 5% 9/1/25	100,000	122,014
Series 2019 A, 5% 1/1/49	70,000	88,223
Series 2019 G, 5% 9/1/32	75,000	87,818
Series A, 5% 7/1/29	70,000	86,938
Series B:
2% 3/1/34	70,000	72,806
5% 7/1/26	40,000	50,193
5% 7/1/27	20,000	25,865
Series C:
5% 5/1/30	35,000	48,469
5% 5/1/31	135,000	149,556
Series D, 5% 7/1/26	40,000	50,193
Series E:
5% 11/1/23	60,000	68,126
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	118,818
5% 11/1/26	20,000	25,354
Series F, 5% 11/1/40	15,000	18,805
Series G, 5% 9/1/33	55,000	64,328
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	95,952
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,912
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	74,899
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	25,948
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	59,291
Series 2016 B, 5% 11/15/46	30,000	36,588
Series B, 4% 2/15/42	65,000	70,553
Series C, 5% 11/15/34	35,000	43,483
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,448
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	195,575
Series 2020 B, 5% 8/1/43	140,000	185,807

TOTAL MASSACHUSETTS		2,976,616

Michigan - 1.7%
Detroit City School District Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	238,151
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,698
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	100,000	102,507
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	18,060
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	81,552
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,801
Series 2016 I, 5% 10/15/21	120,000	124,522
Series I:
5% 4/15/26	40,000	48,988
5% 10/15/28	25,000	31,212
5% 10/15/30	15,000	18,611
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,494
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,978
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	66,517
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	23,188
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	34,534
Series 2016:
3.25% 11/15/42	25,000	26,787
5% 11/15/23	55,000	62,077
Series 2019 A, 4% 2/15/47	40,000	46,016
Sseries 2016, 4% 11/15/46	50,000	55,772
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	45,399
Series 2010 F, 4% 11/15/47	30,000	34,002
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	53,993
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	43,098
5% 6/30/28 (b)	15,000	19,105
5% 12/31/28 (b)	55,000	70,775
5% 12/31/31 (b)	20,000	25,288
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	31,100
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/34	50,000	62,349

TOTAL MICHIGAN		1,425,574

Minnesota - 1.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	27,805
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	160,583
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	145,739
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,080
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	44,359
Series 2017 A, 5% 10/1/28	25,000	32,473
Series 2018 A, 5% 8/1/23	125,000	140,521
Series 2018 B, 3.25% 8/1/36	5,000	5,648
Series 2019 A, 5% 8/1/27	50,000	64,927
Series 2019 B, 5% 8/1/27	20,000	25,971
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	148,615
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,441

TOTAL MINNESOTA		858,162

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,827
Mississippi Dev. Bank Spl. Oblig.:
(Mississippi Dept. of Correction Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/27	50,000	62,568
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	65,000	79,360
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	82,977
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	166,896
5% 10/15/28	25,000	31,359

TOTAL MISSISSIPPI		441,987

Missouri - 0.8%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2012 B, 5% 5/1/32 (Pre-Refunded to 5/1/22 @ 100)	100,000	106,404
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	31,027
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	39,179
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	62,419
Series 2016, 5% 11/15/28	10,000	12,218
Series 2017 C, 3.625% 11/15/47	25,000	27,098
Series 2019 A, 4% 2/15/49	140,000	160,091
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	45,000	48,024
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,813
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	45,210
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	55,560
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	57,067

TOTAL MISSOURI		695,110

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	80,536
Nebraska - 0.1%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,909
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	51,662

TOTAL NEBRASKA		126,571

Nevada - 0.6%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	50,724
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	62,599
Series 2019 A:
5% 12/1/24	45,000	53,227
5% 12/1/28	40,000	53,123
Series 2019, 5% 6/1/25	25,000	30,081
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,605
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	21,214
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	83,145
Las Vegas Convention & Visitors Auth. Series 2018 B, 4% 7/1/49	45,000	49,115
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	50,000	54,639
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	54,242

TOTAL NEVADA		524,714

New Jersey - 3.7%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	45,194
5% 11/1/31	35,000	44,114
Series UU:
5% 6/15/40	10,000	10,945
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,823
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	17,962
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	112,398
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	33,636
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,510
Series 2013 NN:
4% 3/1/29	20,000	20,979
5% 3/1/26	15,000	16,219
5% 3/1/31	40,000	42,774
Series 2013, 5% 3/1/24	10,000	10,879
Series 2014 PP, 4% 6/15/30	20,000	21,435
Series 2014 UU, 5% 6/15/30	40,000	44,441
Series 2015 XX:
4% 6/15/24	10,000	10,950
5% 6/15/21	50,000	51,018
Series NN, 5% 3/1/28	70,000	75,282
Series PP, 5% 6/15/30	5,000	5,555
Series UU, 4% 6/15/32	5,000	5,335
Series WW:
5% 6/15/37	30,000	33,739
5.25% 6/15/28	30,000	34,953
New Jersey Edl. Facility:
Series 2014:
5% 6/15/24	5,000	5,676
5% 6/15/28	50,000	55,886
Series 2015 A, 5% 7/1/22	50,000	53,598
Series A, 4% 7/1/47	40,000	42,954
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,614
Series 2014:
4% 6/1/34	10,000	11,060
5% 6/1/21	55,000	56,031
Series 2016, 5% 6/1/24	25,000	28,772
Series O:
5.25% 8/1/21	10,000	10,279
5.25% 8/1/22	30,000	32,283
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,486
5% 10/1/27	15,000	17,917
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	48,382
Series 2016, 3% 7/1/32	25,000	25,896
Series 2017 A, 4% 7/1/52	25,000	27,997
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	53,544
Series 2018 B, 5% 12/1/22 (b)	75,000	81,505
Series 2019 A, 5% 12/1/27	35,000	44,610
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	35,117
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	29,997
Series 2005 A, 5.25% 1/1/28 (FSA Insured)	50,000	65,768
Series 2012 B, 5% 1/1/28	45,000	48,920
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,082
Series 2014 A:
5% 1/1/27	50,000	57,613
5% 1/1/29	45,000	51,481
Series 2015 E, 5% 1/1/45	45,000	51,057
Series 2016 A, 5% 1/1/33	50,000	59,339
Series 2017 B, 4% 1/1/35	30,000	34,967
Series 2017 E, 5% 1/1/29	15,000	19,226
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,550
0% 12/15/25	60,000	56,201
0% 12/15/32 (FSA Insured)	40,000	31,836
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,681
Series 2008 A:
0% 12/15/23	45,000	43,127
0% 12/15/37	45,000	27,850
0% 12/15/38	35,000	20,848
Series 2010 A:
0% 12/15/25	40,000	37,010
0% 12/15/27	30,000	26,352
0% 12/15/29	20,000	16,476
0% 12/15/32	65,000	48,194
0% 12/15/33	15,000	10,732
Series 2011 A, 5% 6/15/26	35,000	35,669
Series 2011 B, 5.5% 6/15/31	35,000	35,729
Series 2015 AA, 5.25% 6/15/32	70,000	80,583
Series 2016 A, 5% 6/15/30	25,000	29,158
Series 2016 A-2, 5% 6/15/23	25,000	27,506
Series 2018 A, 5% 12/15/24	55,000	63,483
Series 2019 AA, 4.5% 6/15/49	65,000	73,702
Series 2019 BB, 4% 6/15/50	30,000	32,905
Series A:
0% 12/15/26	145,000	130,852
0% 12/15/31	30,000	23,090
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,818
5% 6/15/30	50,000	58,315
Series A1, 4.1% 6/15/31	15,000	16,557
Series AA:
4% 6/15/36	20,000	22,598
4% 6/15/38	45,000	51,361
5% 6/15/23	45,000	49,687
5% 6/15/44	10,000	10,666
5.25% 6/15/27	20,000	23,375
Series C, 5.25% 6/15/32	65,000	73,838
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,882
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	28,687

TOTAL NEW JERSEY		3,210,516

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	75,272
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	44,078
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	33,558
5% 7/1/25	65,000	78,712

TOTAL NEW MEXICO		231,620

New York - 15.6%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,817
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	73,493
5% 7/1/37	100,000	116,882
Series 2017 A:
5% 7/1/24	30,000	34,850
5% 10/1/29	15,000	18,947
5% 10/1/47	30,000	48,963
Series 2018 A, 5% 7/1/21	35,000	35,833
Series 2018 B, 5% 10/1/38	45,000	57,285
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	43,604
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	137,856
4% 2/15/44	35,000	39,429
5% 2/15/30	55,000	68,153
5% 2/15/39	40,000	48,294
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	65,385
Series 2007, 5.5% 10/1/37	25,000	38,156
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,631
Series 2016 B, 5% 9/1/46	40,000	47,678
Series 2017:
5% 9/1/23	65,000	73,198
5% 9/1/47	30,000	36,707
Series 2018, 5% 9/1/35	20,000	25,685
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	36,269
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	75,881
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/21	85,000	87,357
Series 2016 A, 5% 8/1/26	150,000	181,001
Series 2016, 3% 8/1/34	25,000	26,601
Series 2017, 5% 8/1/27	25,000	32,034
Series 2018 1, 5% 8/1/28	10,000	12,751
Series 2018 B-1, 3.25% 10/1/42	55,000	59,176
Series 2020 A, 4% 8/1/44	20,000	23,252
Series A, 5.25% 8/1/25	15,000	16,913
Series B1, 5% 10/1/32	70,000	92,462
Series D:
4% 12/1/41	50,000	58,090
4% 3/1/42	125,000	147,700
Series E, 5% 8/1/26	75,000	93,509
Series F, 5% 8/1/24	60,000	67,285
Series F1, 5% 3/1/27	385,000	423,311
Series G, 4% 8/1/28	200,000	220,416
Series J, 5% 8/1/24	50,000	58,177
New York City Hsg. Dev. Corp.:
Series 2016 I1A, 3.95% 11/1/36	70,000	76,684
Series 2017 C2, 1.7% 7/1/21	25,000	25,041
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 E1, 3.25% 11/1/49	35,000	36,545
Series 2020 D1B, 2.4% 11/1/50	75,000	72,332
Series E1, 3.45% 5/1/59	10,000	10,513
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/37	50,000	32,558
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	6,075
0% 3/1/44	45,000	22,608
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	12,046
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,569
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	70,107
5% 6/15/38	35,000	38,697
Series 2015 HH, 5% 6/15/29	65,000	78,101
Series 2016 BB, 5% 6/15/46	40,000	47,248
Series 2017 DD, 5.25% 6/15/47	60,000	75,332
Series 2017 EE, 5% 6/15/36	60,000	75,616
Series 2018 AA, 5% 6/15/37	5,000	6,283
Series 2018 DD1, 5% 6/15/48	15,000	18,768
Series 2019 DD, 5.25% 6/15/49	65,000	82,187
Series 2020 CC1, 4% 6/15/49	35,000	41,319
Series BB, 5% 6/15/49	180,000	230,209
Series CC:
4% 6/15/42	90,000	107,710
5% 6/15/30	25,000	34,249
Series DD:
5% 6/15/25	75,000	85,423
5% 6/15/36	95,000	109,142
Series EE, 5% 6/15/32	10,000	12,186
Series FF, 4% 6/15/37	80,000	96,342
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	208,503
Series 2018 S2, 5% 7/15/24	70,000	81,603
Series 2018 S4, 5% 7/15/31	30,000	38,557
Series S1:
5% 7/15/26	50,000	61,179
5% 7/15/27	15,000	17,668
5% 7/15/29	60,000	70,331
5% 7/15/35	35,000	43,252
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	86,797
Series 2014, 5% 11/1/25	30,000	34,664
Series 2016 A, 5% 5/1/40	15,000	17,772
Series 2016 B1, 5% 11/1/35	105,000	125,188
Series 2017 F:
3% 5/1/34	50,000	53,966
4% 5/1/37	80,000	92,336
Series 2018 A, 5% 8/1/38	55,000	67,605
Series 2018 B, 5% 8/1/45	50,000	60,496
Series 2019 C, 4% 11/1/37	30,000	35,698
Series 2019 C1, 4% 11/1/36	50,000	59,747
Series A, 4% 11/1/35	80,000	98,748
Series A1:
5% 5/1/23	130,000	144,401
5% 8/1/24	50,000	58,410
Series B:
4% 8/1/38	100,000	117,483
4% 8/1/39	20,000	23,418
Series B1, 5% 11/1/28	30,000	36,209
Series C:
3.25% 11/1/43	140,000	153,545
5% 11/1/26	40,000	50,524
Series C1, 4% 5/1/40	10,000	12,095
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,671
4% 4/1/28	75,000	87,766
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	75,000	32,506
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	237,018
Series 2014 C, 5% 3/15/28	205,000	235,238
Series 2016 D, 5% 2/15/26	115,000	142,083
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	119,613
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	246,210
5% 7/1/30	20,000	26,893
Series 2014 A, 5.5% 1/1/39	20,000	21,429
Series 2014, 5% 7/1/22	85,000	90,799
Series 2015 A:
4.125% 5/1/42	50,000	54,265
5% 5/1/21	75,000	76,028
5% 7/1/21	105,000	107,236
5% 5/1/33	40,000	46,564
Series 2018 A:
5% 10/1/22	195,000	210,136
5% 8/1/25	100,000	116,757
Series 2019 A:
5% 7/1/23	90,000	100,819
5% 7/1/27	20,000	25,614
Series 2019 C, 4% 7/1/49	45,000	52,623
Series 2020 A2, 5% 7/1/31	25,000	34,613
Series 2020, 3% 2/1/50	55,000	58,068
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	98,934
Series 2017 A:
5% 3/15/43	75,000	91,094
5% 3/15/44	210,000	254,610
Series 2018, 5% 3/15/48	75,000	93,626
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	11,302
Series 2019 B, 5% 6/15/31	25,000	33,741
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	65,818
New York Liberty Dev. Corp. (7 World Trade Ctr. Proj.) Series 2012 1, 4% 9/15/35	115,000	119,143
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	80,000	61,617
5% 11/15/25	195,000	211,097
Series 2016 A, 5% 11/15/26	90,000	112,543
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	66,749
Series 2012 F, 5% 11/15/25	5,000	5,287
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	56,905
Series 2015 F, 3.25% 11/15/31	35,000	35,051
Series 2016 B, 5% 11/15/29	135,000	155,677
Series 2016 C2A, 3% 11/15/38	25,000	24,556
Series 2016 D:
3% 11/15/32	50,000	49,501
5% 11/15/27	10,000	11,591
Series 2017 A1, 4% 11/15/48	30,000	32,135
Series 2017 B, 5% 11/15/23	145,000	156,951
Series 2017 C1:
4% 11/15/34	55,000	59,973
5% 11/15/24	20,000	22,195
5% 11/15/25	45,000	51,138
5% 11/15/28	25,000	29,825
Series 2017 D, 4% 11/15/42	85,000	92,211
Series 2018 B:
5% 11/15/25	35,000	39,774
5% 11/15/27	20,000	23,688
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	44,994
Series 2020 A, 5% 11/15/47	65,000	77,648
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	139,842
Series 2017 B:
5% 2/15/39	15,000	18,545
5% 2/15/43	50,000	61,641
Series 2018 A, 5% 3/15/32	50,000	64,405
Series 2019 A:
5% 3/15/39	100,000	126,671
5% 3/15/40	90,000	113,781
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,693
Series 2019 A, 5% 2/15/49	30,000	38,736
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,532
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	62,345
Series 2019 R, 3.15% 11/1/54	25,000	25,974
Series L, 3.45% 11/1/42	25,000	26,952
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	26,647
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,138
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	40,000	47,300
Series 2020 C, 5% 3/15/33	225,000	304,133
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	87,648
New York Thruway Auth. Gen. Rev.:
Series 2014 K:
5% 1/1/23	60,000	65,537
5% 1/1/26	80,000	94,304
Series 2016 A, 5% 1/1/51	30,000	34,771
Series 2019 B, 3% 1/1/46	50,000	52,811
Series K:
5% 1/1/28	10,000	11,736
5% 1/1/29	90,000	105,508
Series L, 5% 1/1/34	70,000	87,857
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	35,978
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (b)	30,000	31,509
4% 1/1/51 (FSA Insured) (b)	30,000	31,520
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	43,958
Series 2016 A, 5% 3/15/26	20,000	24,775
Series 2019 A:
5% 3/15/42	15,000	18,743
5% 3/15/44	25,000	31,096
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	70,138
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	32,771
5% 12/1/40	160,000	209,174
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,401
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,786
5% 5/1/27	15,000	16,780
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	53,127
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	47,687
Series 2012 B, 5% 11/15/29	140,000	151,836
Series 2013 A, 0% 11/15/32	35,000	27,598
Series 2013 B, 4% 11/15/23	50,000	55,301
Series 2016 A:
5% 11/15/31	50,000	60,882
5% 11/15/41	25,000	29,718
Series 2018 C, 5% 11/15/37	25,000	31,807
Series 2019 A, 5% 11/15/49	45,000	56,277
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	87,698
Series 2017:
5% 12/15/38	25,000	31,696
5% 12/15/41	50,000	62,975
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	46,982

TOTAL NEW YORK		13,447,159

New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	82,902
Series 189, 5% 5/1/30	20,000	23,584
Series 194:
5% 10/15/25	25,000	30,326
5% 10/15/30	35,000	41,906
5% 10/15/32	55,000	65,652
5% 10/15/35	100,000	118,594
Series 198, 5% 11/15/46	15,000	17,893
Series 202, 5% 10/15/30 (b)	20,000	24,648
Series 207, 5% 9/15/26 (b)	185,000	229,134
Series 209, 5% 7/15/31	30,000	38,708
Series 214, 5% 9/1/33 (b)	105,000	134,936

TOTAL NEW YORK AND NEW JERSEY		808,283

North Carolina - 1.1%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,524
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	136,104
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	109,403
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	54,869
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	76,457
Series 2016 A, 5% 6/1/27	20,000	24,957
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	35,562
5% 3/1/28	50,000	58,954
Series 2019:
5% 3/1/31	45,000	59,248
5% 3/1/34	40,000	51,886
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,142
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2020 A, 4% 10/1/45	55,000	60,971
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	107,143
Wake County Series 2019 A, 3% 3/1/36	50,000	56,687

TOTAL NORTH CAROLINA		905,907

Ohio - 1.5%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,664
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	77,173
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	36,143
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	52,196
Series 2018 A, 5% 4/1/30	120,000	158,500
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	62,526
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,391
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	78,715
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	74,595
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	25,256
Series 2015 C:
5% 11/1/28	35,000	41,832
5% 11/1/30	50,000	59,713
Series 2017 C, 5% 8/1/26	25,000	31,452
Series 2018 A, 5% 2/1/29	25,000	30,702
Series R, 5% 5/1/24	15,000	17,392
Series S, 5% 5/1/29	50,000	61,876
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	50,639
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	23,373
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	25,472
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,236
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	15,072
(Infrastructure Proj.) Series A, 0% 2/15/41	60,000	38,655
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,881
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	38,450
Series 2019 B, 3% 6/1/46	55,000	60,213
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,796
Westerville City School District Series 2020, 3% 12/1/50	50,000	52,963

TOTAL OHIO		1,284,876

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,483
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,522
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,922
Series 2017 D, 5% 1/1/26	65,000	80,087
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	98,172

TOTAL OKLAHOMA		246,186

Oregon - 0.7%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,512
Clackamas County School District No. 46:
Series 2009, 0% 6/15/36	85,000	64,134
Series B, 0% 6/15/34	35,000	27,895
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	38,488
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	19,308
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/45	50,000	63,955
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,750
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,544
Oregon Gen. Oblig. Series A, 4% 5/1/37	110,000	135,112
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,946
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	45,000	47,301
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	124,471
Series 2018 A, 3.25% 10/1/34	50,000	55,039

TOTAL OREGON		645,455

Pennsylvania - 2.8%
Allegheny County Series C77, 5% 11/1/43	25,000	31,324
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,695
Bristol School District Series 2013, 5% 6/1/40	20,000	21,893
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	69,156
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,937
5% 10/1/46	135,000	159,191
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	38,294
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,970
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	67,166
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	37,091
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	65,758
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	40,000	51,606
5% 11/15/28	90,000	114,507
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	27,192
5% 12/31/28 (b)	35,000	41,670
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	43,398
Series 2015 1:
5% 3/15/26	55,000	65,910
5% 3/15/29	60,000	70,936
Series 2015:
4% 8/15/34	175,000	198,361
5% 8/15/32	60,000	71,292
Series 2016 2, 3% 9/15/36	45,000	48,431
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	36,979
5% 8/15/25	35,000	42,561
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,402
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,568
Series 2017 123B, 3.45% 10/1/32	10,000	10,940
Series 2017 125B, 3.65% 10/1/42	30,000	32,038
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	40,000	40,780
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	28,845
Series 2014 A, 0% 12/1/39 (c)	5,000	5,279
Series 2014 C, 5% 12/1/39	30,000	34,357
Series 2014, 5% 12/1/33	55,000	63,494
Series 2015 A1, 4% 12/1/41	60,000	65,038
Series 2017 A1, 5% 12/1/30	40,000	50,836
Series 2017 B, 5.25% 6/1/47	55,000	66,033
Series 2017, 5% 12/1/40	50,000	60,566
Series 2019 A, 5% 12/1/35	35,000	44,517
Series 2019, 5% 12/1/32	30,000	38,607
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	117,524
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,775
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	56,306
Series 2015 B, 5% 8/1/25	20,000	23,993
Series 2017 A:
5% 8/1/22	30,000	32,107
5% 8/1/23	40,000	44,561
Series 2019 B, 5% 2/1/21	75,000	75,244
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,031
Series 2018 B, 4% 9/1/43	30,000	34,961
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,599

TOTAL PENNSYLVANIA		2,411,719

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,195
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	50,000	51,008
Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	17,994

TOTAL PUERTO RICO		69,002

Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	33,241
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,609
5% 5/15/31	50,000	57,758

TOTAL RHODE ISLAND		96,608

South Carolina - 0.9%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	45,156
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	40,008
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	142,018
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,727
Series 2014 C:
5% 12/1/29	40,000	46,573
5% 12/1/36	45,000	51,871
Series 2015 A, 5% 12/1/21 (Escrowed to Maturity)	250,000	260,874
Series 2016 A, 3.25% 12/1/35	15,000	16,190
Series A, 3% 12/1/41	30,000	31,618
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	104,179

TOTAL SOUTH CAROLINA		767,214

Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	20,822
3.25% 8/1/44	30,000	31,507
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,705
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	65,149
Series 2016 A, 4% 1/1/42	10,000	11,112
Series 2019, 4% 11/15/43	55,000	62,825
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	98,390
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	77,471
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	63,611
4% 7/1/54	35,000	40,273
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	82,564
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	34,465
Series 2006 A, 5.25% 9/1/26	30,000	36,841
Series 2006 C:
5% 2/1/24	10,000	11,272
5% 2/1/27	15,000	18,212
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	61,877
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	56,035
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	15,000	16,200
Series 2018 3, 3.75% 7/1/38	35,000	38,128
Series 2020 1A, 2.4% 1/1/44	30,000	30,560
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	20,000	21,078
Series A, 5% 11/1/42	105,000	130,194

TOTAL TENNESSEE		1,041,291

Texas - 9.3%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,666
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	136,595
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	63,742
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	83,492
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	68,642
Series 2017, 4% 8/1/33	20,000	23,146
Series 2019, 4% 8/1/35	25,000	30,209
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	61,159
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,456
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	111,967
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	90,097
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	87,602
Series 2016, 3.375% 1/1/41	20,000	21,297
City of Denton Series 2017, 4% 2/15/47	50,000	57,201
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	22,387
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	11,247
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	116,842
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	177,833
Series 2019, 5% 2/15/30	45,000	60,101
Series 2020 A, 3% 2/15/35	120,000	142,370
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	85,000	87,840
Series 2013 D, 5.25% 11/1/25	30,000	31,247
Series 2013 F, 5% 11/1/21	20,000	20,761
Series 2014 A, 5.25% 11/1/27 (b)	40,000	45,021
Series 2020 A, 5% 11/1/30	55,000	74,770
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,440
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	76,195
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	123,422
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,765
Series 2019, 4% 8/15/39	35,000	42,445
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	47,123
0% 10/1/46 (c)	40,000	46,299
0% 10/1/48 (c)	30,000	34,706
Series 2018 A, 5% 10/1/37	40,000	50,748
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	214,072
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	81,953
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	120,481
Series 2016 A, 5% 8/15/33	15,000	18,378
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	46,517
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	45,222
Series 2014 C, 5% 11/15/30	170,000	189,348
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	3,115
0% 11/15/49 (FSA Insured)	25,000	7,372
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	67,706
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	57,707
0% 9/1/33 (AMBAC Insured)	80,000	57,414
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,961
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	38,436
Series 2017:
5% 2/15/22	10,000	10,539
5% 2/15/23	20,000	22,021
5% 2/15/27	50,000	63,686
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	86,523
Series 2017 B, 5% 11/15/29	45,000	57,938
Series 2019 B, 4% 11/15/44	55,000	66,395
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,858
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	25,430
Katy Independent School District Series 2017, 4% 2/15/47	250,000	290,600
Leander Independent School District:
Series 2014 D:
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,450
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,112
Series 2016 A:
0% 8/16/44	10,000	4,399
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	5,000	2,346
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	255,000	256,015
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	24,824
Midland County No. 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,131
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	67,108
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	30,347
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,771
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	47,589
Series 2014 B, 5% 1/1/31	125,000	141,029
Series 2015 A, 5% 1/1/27	100,000	118,054
Series 2018:
4.25% 1/1/49	55,000	63,087
5% 1/1/48	20,000	23,941
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	246,990
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,116
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	54,950
Series 2015:
5% 2/1/23	95,000	104,448
5% 2/1/24	100,000	114,624
5% 2/1/27	40,000	49,188
5% 2/1/32	5,000	6,073
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	21,017
5% 2/1/22	40,000	42,082
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	232,592
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	65,514
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	217,630
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	64,470
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	15,000	15,865
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	31,694
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	129,485
5% 10/1/23	50,000	56,531
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	82,452
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	97,866
Series 2015 A, 5% 10/1/24	55,000	64,744
Series 2016 A, 5% 4/1/30	50,000	61,632
Series 2017 B, 5% 10/1/33	25,000	31,926
Series 2018 B, 5% 8/1/24	45,000	52,622
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	40,000	39,878
Series A, 0% 8/15/29 (AMBAC Insured)	35,000	30,708
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A:
4% 8/15/38	25,000	26,009
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	123,971
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	75,401
Series 2018 A:
4% 10/15/32	50,000	61,186
4% 10/15/37	40,000	48,353
Series 2019 A, 4% 10/15/49	90,000	108,264
Series 2020, 5% 8/1/33	15,000	20,473
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	144,737
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	200,678
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	80,000	82,389
Series 2016 J:
5% 8/15/24	60,000	70,414
5% 8/15/26	55,000	69,276
Series 2017 B, 3.375% 8/15/44	40,000	43,977
Series 2019 A, 5% 8/15/31	85,000	114,024
Waller Independent School District Series 2020, 4% 2/15/50	100,000	121,330

TOTAL TEXAS		8,067,287

Utah - 0.2%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	45,000	57,671
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	41,545
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	17,987
5% 6/15/29	15,000	17,826
Series 2016, 4% 12/15/29	25,000	28,566

TOTAL UTAH		163,595

Virginia - 1.2%
Arlington County Series 2019, 4% 6/15/35	5,000	6,218
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	74,435
Series 2019, 5% 11/1/23	55,000	61,472
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	16,928
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	16,069
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	32,786
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	207,772
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	97,619
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	70,000	93,990
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	108,959
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	77,531
Series 2016 A, 5% 2/1/23	40,000	43,960
Series 2017 E, 5% 2/1/24	5,000	5,730
Series 2019 C, 5% 2/1/30	15,000	20,000
Series 2017 A:
5% 2/1/23	45,000	49,514
5% 2/1/24	40,000	45,836
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,380
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	6,002
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,335
Series 2014, 4% 10/1/38	35,000	37,876

TOTAL VIRGINIA		1,044,412

Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	56,544
5% 11/1/41	85,000	103,855
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	46,868
Series 2016 A:
5% 7/1/26	40,000	40,932
5% 7/1/28	35,000	43,453
Series 2017 A, 5% 7/1/26	50,000	53,540
Series 2018 C, 5% 7/1/33	30,000	38,813
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	66,900
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,627
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,056
King County School District 210 Series 2018, 5% 12/1/30	80,000	102,844
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	85,350
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	94,065
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	130,967
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,684
Washington Gen. Oblig.:
Series 2012 D, 5% 7/1/22	150,000	160,839
Series 2013 A, 4% 8/1/35	65,000	68,251
Series 2014 A, 5% 8/1/26	40,000	44,857
Series 2014 B:
5% 8/1/29	5,000	5,598
5% 8/1/31	170,000	189,989
Series 2015 B, 5% 2/1/28	85,000	100,924
Series 2015 H:
5% 7/1/26	30,000	35,626
5% 7/1/29	40,000	47,187
Series 2016 A1, 5% 8/1/29	10,000	12,057
Series 2016 C, 5% 2/1/35	20,000	24,248
Series 2017 R-A, 5% 8/1/23	100,000	112,307
Series 2018 A, 5% 8/1/22	135,000	145,301
Series 2018 C, 5% 8/1/28	55,000	70,739
Series 2018 D, 5% 8/1/28	30,000	38,585
Series 2020 A, 5% 1/1/26	30,000	37,013
Series 2020 B, 5% 6/1/37	55,000	72,061
Series 2020 E, 5% 6/1/45	15,000	19,427
Series R, 5% 7/1/29	100,000	117,967
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	51,748
Series 2012 A, 5% 10/1/38	40,000	46,047
Series 2017 B, 3.5% 8/15/38	60,000	66,163
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	66,706
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	29,971
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,207

TOTAL WASHINGTON		2,522,316

West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	82,037
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	101,120
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,821
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	81,945

TOTAL WEST VIRGINIA		296,923

Wisconsin - 0.9%
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	47,697
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	47,426
5% 3/1/46	50,000	57,163
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	50,603
Series 2016 2, 5% 11/1/29	70,000	86,377
Series 3, 5% 11/1/31	30,000	38,031
Series A:
4% 5/1/27	30,000	35,775
5% 5/1/34	60,000	70,948
Series D, 5% 5/1/23	45,000	50,018
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	66,643
Series 2014 A, 5% 11/15/25	40,000	46,731
Series 2016 A:
3.5% 2/15/46	20,000	20,772
4% 11/15/39	40,000	45,503
Series 2017 A, 5% 4/1/28	35,000	44,304
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	32,174	33,384
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	12,008
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	30,235

TOTAL WISCONSIN		783,618

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	27,419
TOTAL MUNICIPAL BONDS
(Cost $82,083,355)		84,343,040
	Shares	Value

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund .13% (d)(e)
(Cost $1,431,997)	1,431,857	1,431,915
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $83,515,352)		85,774,955
NET OTHER ASSETS (LIABILITIES) - 0.6%		540,133
NET ASSETS - 100%		$86,315,088

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$426
Total	$426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$84,343,040	$--	$84,343,040	$--
Money Market Funds	1,431,915	1,431,915	--	--
Total Investments in Securities:	$85,774,955	$1,431,915	$84,343,040	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.0%
Transportation	13.8%
Special Tax	12.3%
Health Care	9.9%
Water & Sewer	8.5%
Escrowed/Pre-Refunded	7.1%
Education	6.6%
Others* (Individually Less Than 5%)	8.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $82,083,355)	$84,343,040
Fidelity Central Funds (cost $1,431,997)	1,431,915
Total Investment in Securities (cost $83,515,352)		$85,774,955
Cash		326,939
Receivable for investments sold		685
Receivable for fund shares sold		247,225
Interest receivable		947,920
Distributions receivable from Fidelity Central Funds		23
Other receivables		215
Total assets		87,297,962
Liabilities
Payable for investments purchased	$900,655
Payable for fund shares redeemed	45,047
Distributions payable	32,241
Accrued management fee	4,931
Total liabilities		982,874
Net Assets		$86,315,088
Net Assets consist of:
Paid in capital		$84,115,279
Total accumulated earnings (loss)		2,199,809
Net Assets		$86,315,088
Net Asset Value, offering price and redemption price per share ($86,315,088 ÷ 4,239,490 shares)		$20.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Interest		$616,794
Income from Fidelity Central Funds		426
Total income		617,220
Expenses
Management fee	$26,168
Independent trustees' fees and expenses	110
Commitment fees	69
Total expenses before reductions	26,347
Expense reductions	(253)
Total expenses after reductions		26,094
Net investment income (loss)		591,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,884
Total net realized gain (loss)		16,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,392,575
Fidelity Central Funds	(82)
Total change in net unrealized appreciation (depreciation)		1,392,493
Net gain (loss)		1,409,377
Net increase (decrease) in net assets resulting from operations		$2,000,503

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$591,126	$571,975
Net realized gain (loss)	16,884	(79,459)
Change in net unrealized appreciation (depreciation)	1,392,493	867,110
Net increase (decrease) in net assets resulting from operations	2,000,503	1,359,626
Distributions to shareholders	(589,561)	(570,759)
Share transactions
Proceeds from sales of shares	42,566,000	100,579,060
Reinvestment of distributions	434,229	423,246
Cost of shares redeemed	(18,156,053)	(41,731,203)
Net increase (decrease) in net assets resulting from share transactions	24,844,176	59,271,103
Total increase (decrease) in net assets	26,255,118	60,059,970
Net Assets
Beginning of period	60,059,970	–
End of period	$86,315,088	$60,059,970
Other Information
Shares
Sold	2,110,098	5,103,543
Issued in reinvestment of distributions	21,508	21,198
Redeemed	(899,676)	(2,117,181)
Net increase (decrease)	1,231,930	3,007,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Bond Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$19.97	$20.00
Income from Investment Operations
Net investment income (loss)B	.159	.324
Net realized and unrealized gain (loss)	.390	(.035)C
Total from investment operations	.549	.289
Distributions from net investment income	(.159)	(.319)
Total distributions	(.159)	(.319)
Net asset value, end of period	$20.36	$19.97
Total ReturnD,E	2.76%	1.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.07%H
Expenses net of fee waivers, if any	.07%H	.07%H
Expenses net of all reductions	.07%H	.07%H
Net investment income (loss)	1.57%H	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$86,315	$60,060
Portfolio turnover rateI	8%H	76%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,344,388
Gross unrealized depreciation	(78,390)
Net unrealized appreciation (depreciation)	$2,265,998
Tax cost	$83,508,957

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(77,863)
Total capital loss carryforward	$(77,863)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	27,696,158	3,074,875

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Municipal Bond Index Fund	$69

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $253.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Municipal Bond Index Fund	.07%
Actual		$1,000.00	$1,027.60	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Municipal Bond Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for the period. The Board considered that the fund has a unitary fee that covers expenses beyond the management fee, whereas the majority of funds within this group do not have unitary or all-inclusive fees. The Board further considered that when compared to the total expenses of its load-type competitors, this fund ranks below its respective load-type median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for the period.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MBL-SANN-0221
1.9894015.101

Fidelity® SAI Municipal Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of December 31, 2020

% of fund's net assets
California	19.8
New York	15.8
Texas	9.0
Florida	4.7
Illinois	4.4

Top Five Sectors as of December 31, 2020

% of fund's net assets
General Obligations	32.6
Transportation	15.8
Special Tax	11.1
Water & Sewer	9.9
Health Care	9.3

Quality Diversification (% of fund's net assets)

As of December 31, 2020
AAA	14.9%
AA,A	74.6%
BBB	8.2%
BB and Below	0.4%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,737
Series 2017 A, 4% 6/1/37	25,000	29,426
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	71,929
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	219,214
Series 2016, 3% 1/1/43	30,000	31,724
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	31,506
Series A, 4% 6/1/22	10,000	10,484
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	64,262
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,317
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	41,555
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,772
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	60,179
Series 2017 B1, 3.25% 9/1/31	45,000	49,900
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	106,568
Series 2017 B, 3% 7/1/35	30,000	32,582

TOTAL ALABAMA		870,155

Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,671
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	30,000	24,245
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	81,320
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	48,775
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	52,038
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	108,322
Series 2017 D, 5% 7/1/25	20,000	23,912
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	38,178
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,891
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	80,105
Series 2011 A, 5% 12/1/25	60,000	62,610
Series 2012 A, 5% 12/1/29	100,000	106,526
Series A, 5% 1/1/36	25,000	30,945
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,889
5.25% 12/1/24	15,000	17,474
5.25% 12/1/26	15,000	18,540
Series 2007, 5.25% 12/1/23	15,000	16,859
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	113,589

TOTAL ARIZONA		897,889

Arkansas - 0.0%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,271
California - 19.8%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,159
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,600
5% 10/1/36	20,000	23,804
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	131,940
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	36,519
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	52,031
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	76,946
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,510
Series 2017 S7, 4% 4/1/47	45,000	51,116
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	47,718
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	111,341
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,556
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	111,459
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,745
Series BA, 5% 12/1/32	5,000	6,725
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	13,121
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,729
Series T1, 5% 3/15/39	20,000	30,554
Series U6, 5% 5/1/45	115,000	183,530
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,608
5% 9/1/27	70,000	78,750
5% 11/1/30	15,000	16,963
Series 2014:
4% 11/1/44	10,000	11,077
5% 11/1/22	225,000	244,892
5% 11/1/24	100,000	118,190
5% 12/1/24	15,000	17,072
5% 10/1/28	10,000	11,715
5% 8/1/35	20,000	23,162
Series 2015:
5% 8/1/23	25,000	28,077
5% 8/1/26	20,000	24,245
5% 8/1/26	30,000	35,687
5% 9/1/26	40,000	48,640
5% 9/1/28	50,000	60,542
5% 8/1/29	20,000	24,083
5% 8/1/45	30,000	35,512
Series 2016:
3% 9/1/33	30,000	32,860
4% 9/1/28	65,000	77,400
5% 9/1/22	115,000	124,239
5% 9/1/23	50,000	56,350
5% 9/1/24	55,000	64,574
5% 9/1/25	25,000	30,491
5% 9/1/26	15,000	18,920
5% 8/1/27	30,000	37,554
5% 9/1/30	20,000	24,871
5% 9/1/45	10,000	12,254
Series 2017:
3.5% 8/1/27	75,000	89,882
4% 8/1/27	55,000	65,786
4% 11/1/36	165,000	195,180
4% 8/1/37	25,000	29,362
5% 11/1/22	95,000	103,399
5% 8/1/23	40,000	44,923
5% 11/1/24	95,000	112,281
5% 8/1/27	30,000	38,866
5% 11/1/27	25,000	32,611
Series 2019:
3% 10/1/34	165,000	188,526
3% 10/1/36	50,000	56,314
4% 4/1/25	5,000	5,791
5% 4/1/25	10,000	12,004
5% 4/1/27	5,000	6,417
5% 4/1/35	85,000	97,236
5% 4/1/37	75,000	85,562
5% 4/1/45	130,000	165,732
Series 2020, 4% 3/1/28	60,000	74,613
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,822
Series 2013 A:
4% 3/1/43	40,000	42,206
5% 3/1/22	405,000	426,263
Series 2013 A3, 5% 7/1/23	40,000	44,755
Series 2016 B:
5% 11/15/46	15,000	17,908
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,722
Series 2017 A, 5% 11/1/27	30,000	39,086
Series 2018 A:
4% 11/15/42	20,000	22,796
5% 11/15/26	25,000	31,432
5% 11/15/33	35,000	44,716
Series A, 5% 8/15/47	15,000	17,529
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	31,094
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	32,306
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	126,938
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	45,356
Series 2014 A, 5% 11/1/29	40,000	46,942
Series 2015 A:
5% 11/1/26	15,000	18,369
5% 11/1/27	80,000	97,751
Series 2016 A:
3.2% 11/1/37	15,000	16,270
4% 11/1/38	50,000	56,938
5% 11/1/45	25,000	29,948
Series 2017 A, 5% 11/1/21	100,000	104,035
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	10,843
5% 1/1/32	30,000	36,721
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	94,807
Series 2015:
3% 8/15/29	50,000	54,984
5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	55,000	64,701
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	35,005
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,004
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	39,356
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	79,052
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,605
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,926
Series 2017 B, 5% 6/1/32	45,000	57,215
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	48,217
0% 8/1/38	85,000	58,784
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	69,680
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	72,872
0% 8/1/33	85,000	69,185
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,812
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,740
5% 1/15/42 (FSA Insured)	105,000	115,704
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	23,487
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	105,690
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,772
Fresno Unified School District Series B, 3% 8/1/43	110,000	116,157
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,056
Series 2015 A:
5% 6/1/32	30,000	35,337
5% 6/1/35	10,000	11,713
5% 6/1/40	15,000	17,438
5% 6/1/45	35,000	40,374
Series 2018 A:
5% 6/1/21	25,000	25,487
5% 6/1/22	20,000	21,343
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	35,304
Series 2016 B, 3% 8/1/45	30,000	31,721
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	102,897
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	59,220
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	52,776
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	35,051
5.5% 11/15/37	30,000	45,135
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	80,747
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	112,880
Series 2016, 3% 8/1/32	80,000	87,699
Series B, 0% 8/1/35	90,000	68,400
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	25,948
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	23,423
Series C, 5% 8/1/22	10,000	10,766
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	39,356
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	23,423
Series K, 4% 8/1/35	20,000	23,360
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,665
Series 2020 A, 4% 6/1/36	250,000	311,070
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/28 (b)	50,000	60,799
Series B, 5% 5/15/34 (b)	95,000	118,590
Series C, 5% 5/15/33 (b)	155,000	191,799
Series D, 5% 5/15/26 (b)	5,000	6,162
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	43,820
5% 7/1/24	50,000	54,744
Series 2014 C, 5% 7/1/29	65,000	75,435
Series 2014 D, 5% 7/1/44	45,000	51,599
Series 2017 A, 5% 7/1/28	20,000	25,384
Series A, 5% 7/1/31	35,000	45,229
Series B:
5% 7/1/30	50,000	55,679
5% 7/1/30	25,000	33,398
Series C, 5% 7/1/37	25,000	33,035
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	139,386
5% 7/1/25	30,000	32,162
Series 2014 A, 5% 7/1/44	25,000	28,713
Series A:
5% 7/1/33	5,000	6,433
5% 7/1/33	55,000	68,774
Series B, 5% 7/1/25	20,000	22,388
Series C, 5% 7/1/23	10,000	10,725
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,585
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	42,188
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,655
Series 2016 A, 5% 7/1/40	30,000	35,199
Series 2018 B1, 5% 7/1/23	155,000	173,385
Series 2020, 5% 7/1/25	90,000	109,076
Series A:
5% 7/1/22	20,000	21,442
5% 7/1/22	70,000	75,047
5% 7/1/29	45,000	60,822
5% 7/1/30	25,000	33,592
Series B, 5% 7/1/25	15,000	18,179
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	53,982
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,572
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,345
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	54,786
Series A, 5% 7/1/39	135,000	176,332
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	150,000	122,960
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	41,647
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	117,867
Newport Mesa Unified School District Series 2017, 0% 8/1/39	5,000	2,832
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,753
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	37,308
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	44,552
0% 8/1/33	15,000	12,424
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	229,967
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,159
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,883
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,345
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	67,383
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	62,966
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	151,626
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	22,092
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	33,488
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	20,000	11,408
Series 2016, 5% 8/1/41	5,000	6,080
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (b)	75,000	80,990
Series 2019 A, 5% 7/1/34	75,000	96,569
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	149,104
5.25% 8/1/47	10,000	12,690
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	184,922
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	13,100
Series A, 0% 7/1/31	55,000	48,027
Series C, 0% 7/1/43	40,000	25,212
Series F1, 5.25% 7/1/28	10,000	13,478
Series R1, 0% 7/1/30	35,000	31,233
Series R3, 5% 7/1/21	60,000	61,407
Series R4, 5% 7/1/28	145,000	174,867
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	53,252
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,640
Series 2019 B1, 4% 8/1/44	225,000	270,439
Series A1, 5% 8/1/47	45,000	55,805
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,218
Series 2016 A, 5% 5/1/26	20,000	24,691
Series 2017 A, 5% 5/1/47 (b)	20,000	23,694
Series 2017 D, 5% 5/1/24 (b)	35,000	40,166
Series 2018 G, 5% 5/1/27 (b)	65,000	81,722
Series 2019 A, 5% 5/1/49 (b)	25,000	30,696
Series 2019 D:
5% 5/1/26	65,000	80,555
5% 5/1/39	20,000	25,496
Series 2020 A, 4% 5/1/39 (b)	35,000	41,225
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	40,094
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	167,619
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	45,000	50,476
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	23,828
Series 2020 A, 5% 11/1/50	30,000	39,647
Series D, 5% 11/1/28	35,000	45,294
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,793
0% 1/1/25 (Escrowed to Maturity)	50,000	49,367
0% 1/1/26 (Escrowed to Maturity)	25,000	24,421
0% 1/1/27 (Escrowed to Maturity)	30,000	28,925
0% 1/1/28 (Escrowed to Maturity)	30,000	28,570
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,622
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,872
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	31,908
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,825
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,818
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	57,886
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (c)	50,000	51,703
0% 9/1/41 (c)	10,000	11,831
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	45,012
Series 2019 A, 3% 5/1/42	100,000	106,034
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,442
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	60,716
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	53,593
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	11,377
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	159,251
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	37,462
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	157,950
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	204,902
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	152,111
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	42,995
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	93,890
Series 2014, 5% 5/15/25	75,000	86,769
Series 2017 AV, 5% 5/15/47	60,000	73,481
Series AF, 5% 5/15/24	50,000	55,580
Series AM, 5.25% 5/15/37	15,000	17,213
Series AO, 5% 5/15/32	50,000	59,298
Series AY, 5% 5/15/28	30,000	38,381
Series I:
5% 5/15/23	25,000	27,746
5% 5/15/28	135,000	161,583
Series M, 5% 5/15/36	20,000	24,949
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	87,089
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	65,583
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	26,113
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	128,943
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	85,367
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	32,200

TOTAL CALIFORNIA		15,623,314

Colorado - 1.2%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,687
Series 2019 A, 5% 11/1/29	65,000	86,601
Series 2019 A1, 4% 8/1/44	10,000	11,389
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	80,292
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,257
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,541
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	80,501
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	59,891
Series 2013 B, 5% 11/15/24	150,000	168,888
Series 2017 A:
5% 11/15/26 (b)	55,000	67,932
5% 11/15/28 (b)	30,000	37,534
Series 2018 B, 3.5% 12/1/35	10,000	11,179
Series 2019 C, 5% 11/15/31	20,000	26,133
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,520
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,992
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	25,348
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	41,067
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	139,316
Series 2016 B1, 2.75% 6/1/30	15,000	16,412

TOTAL COLORADO		941,480

Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	69,533
Series 2015 B, 3.375% 6/15/29	25,000	27,508
Series 2016 A, 5% 3/15/26	15,000	18,464
Series 2017 A, 5% 4/15/27	85,000	107,937
Series 2019 A, 5% 4/15/27	15,000	19,048
Series 2020 C, 4% 6/1/31	25,000	31,458
Series A:
5% 3/15/24	50,000	57,375
5% 3/15/28	15,000	17,661
Series D:
4% 8/15/31	45,000	52,043
5% 4/15/26	25,000	30,852
Series E:
3.375% 10/15/36	20,000	21,827
5% 9/15/25	25,000	30,288
5% 10/15/25	20,000	24,303
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,410
Series 2019 A, 4% 7/1/34	45,000	51,481
Series R, 3.375% 7/1/37	10,000	10,760
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	20,000	21,814
Series B1, 3.45% 11/15/41	20,000	21,209
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	61,797
Series 2016 A, 5% 9/1/31	25,000	30,451
Series 2018 A, 5% 1/1/27	20,000	25,143
Series A, 4% 9/1/35	55,000	62,345
Series B:
5% 10/1/33	15,000	19,171
5% 10/1/36	80,000	101,416
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	31,429
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	32,142

TOTAL CONNECTICUT		987,865

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,610
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	86,366

TOTAL DELAWARE		92,976

District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	149,798
Series 2016 A, 5% 6/1/32	40,000	49,145
Series 2017 A, 5% 6/1/29	10,000	12,758
Series 2019 A, 5% 10/15/44	55,000	70,616
District of Columbia Income Tax Rev.:
Series 2019 C, 5% 10/1/33	295,000	394,583
Series 2020 B, 5% 10/1/27	50,000	65,074
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,424
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,812
Series 2014 C:
5% 10/1/27	30,000	35,082
5% 10/1/28	25,000	29,215
Series 2019 A, 5% 10/1/44	30,000	39,027
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	31,004
4% 10/1/53	5,000	5,593
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	48,250
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	12,450
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	26,588
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,573
Series 2010 A, 0% 10/1/37	50,000	31,578
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	53,510
Series 2014 A:
5% 10/1/28 (b)	20,000	22,907
5% 10/1/29 (b)	50,000	57,089
Series 2018 A, 5% 10/1/27 (b)	40,000	50,901
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	50,654
Series 2017 B:
5% 7/1/26	50,000	62,309
5% 7/1/42	50,000	60,821
Series 2018, 5% 7/1/30	35,000	44,066

TOTAL DISTRICT OF COLUMBIA		1,474,827

Florida - 4.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	15,805
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	69,473
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,594
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	193,679
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,698
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	93,014
Series 2018 A, 4% 6/1/37	55,000	65,785
Series 2019 D, 4% 6/1/30	65,000	81,344
Series C, 4% 6/1/28	20,000	21,776
Series D, 4% 6/1/32	50,000	58,493
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	53,772
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	33,465
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	69,566
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (b)	30,000	37,032
Series 2019 A, 5% 10/1/27 (b)	210,000	265,503
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	27,100
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	44,597
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,498
5% 10/1/28	35,000	38,536
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	22,193
Series 2014, 5% 10/1/28	115,000	133,645
Series 2019 A:
5% 10/1/27	20,000	25,784
5% 10/1/29	25,000	33,800
5% 10/1/32	10,000	13,307
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	108,127
Series 2017 A, 4% 10/1/34	135,000	159,390
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	31,799
Miami Beach Series 2019, 3.25% 5/1/49	25,000	27,299
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,645
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	107,999
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	90,000	97,577
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	32,526
Series 2016 A, 5% 10/1/41	20,000	23,693
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	10,835
0% 10/1/46	50,000	22,105
0% 10/1/47	90,000	38,272
Series 2012 B, 5% 10/1/32 (Pre-Refunded to 10/1/22 @ 100)	50,000	54,210
Series 2016:
0% 10/1/31	35,000	26,535
0% 10/1/32	25,000	18,050
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,588
Series 2018 A, 4% 4/1/53	25,000	27,094
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,472
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	6,067
Series 2015 B, 5% 7/1/27	40,000	46,331
Series 2015 D, 3% 7/1/39	5,000	5,462
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	76,905
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	27,505
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	33,103
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	20,000	22,077
Series 2019 B, 3% 10/1/49	40,000	43,694
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	60,870
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	41,353
Series 2016, 4% 10/1/45	35,000	38,765
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,786
Series 2016 B, 4% 10/1/36	30,000	34,028
Series 2017, 5% 10/1/27	25,000	31,720
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	82,888
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	158,709
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,374
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	10,000	11,969
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	157,578
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	56,812
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	73,173
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	112,976
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	16,314
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/26	80,000	85,634
Series 2020 A, 0% 9/1/53	195,000	58,227

TOTAL FLORIDA		3,712,995

Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	120,000	124,300
Series 2019 B, 4% 7/1/49 (b)	50,000	56,745
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	26,000
Series 2015:
5% 11/1/32	30,000	35,694
5% 11/1/40	20,000	23,696
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	60,204
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	32,399
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	106,625
5% 7/1/26	10,000	12,499
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	87,568
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,406
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,577
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,496
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	22,370
Series 2020 A, 5% 2/15/31	40,000	52,506
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	60,213
Series 2016 F, 5% 1/1/26	90,000	111,444
Series 2017 A, 5% 2/1/27	10,000	12,813
Series 2017 C:
5% 7/1/27	5,000	6,496
5% 7/1/30	25,000	31,965
Series 2018 A:
3% 7/1/33	25,000	28,755
5% 7/1/27	20,000	25,984
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	16,220
Series 2020 A, 3.15% 12/1/44	100,000	107,759
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	21,221
Series 2017 B, 3.2% 12/1/32	20,000	21,812
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	126,053
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,852
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,669
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	35,000	45,719
Series 2014 A, 5% 7/1/24	25,000	27,955
Series 2018 A, 3% 7/1/23	25,000	26,654
Series 2019 A, 3.125% 7/1/46	5,000	5,444
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,802
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	6,895

TOTAL GEORGIA		1,542,810

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	11,813
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,931
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	133,767
Series 2016 FG, 5% 10/1/30	30,000	37,375
Series FH, 5% 10/1/29	25,000	31,242
Series FN 5% 10/1/22	90,000	97,577
Series FW, 3.5% 1/1/38	5,000	5,712
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	107,132
Series 2016 B, 4% 7/1/33	15,000	17,380
Series 2018 A, 3.375% 7/1/42	5,000	5,547

TOTAL HAWAII		469,476

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	31,281
5% 3/1/28	10,000	12,774
Series 2015 ID, 5.5% 12/1/29	25,000	30,179

TOTAL IDAHO		74,234

Illinois - 4.4%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	20,000	14,848
Series 2002 B, 5% 1/1/26	30,000	33,111
Series 2007 E, 5.5% 1/1/35	20,000	22,021
Series 2014 A:
5.25% 1/1/30	95,000	102,238
5.25% 1/1/31 (FSA Insured)	75,000	82,166
Series 2015 A:
5% 1/1/26	15,000	16,555
5.5% 1/1/33	15,000	16,559
Series 2019 A, 5% 1/1/40	25,000	27,657
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	67,087
Series 2014 B, 5% 1/1/27	45,000	50,514
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	50,000	52,283
Series 2013 B, 5% 1/1/26	65,000	70,799
Series 2013 D:
5% 1/1/44	60,000	64,250
5.25% 1/1/29	50,000	54,426
Series 2015 B, 5% 1/1/28	35,000	40,865
Series 2017 A, 5% 1/1/27	20,000	24,996
Series 2017 B, 5% 1/1/33	10,000	12,116
Series 2017 D, 5% 1/1/42 (b)	15,000	17,565
Series 2018 B:
5% 1/1/37	15,000	18,725
5% 1/1/38	30,000	37,357
5% 1/1/48	20,000	24,363
Series 2020 B, 5% 1/1/29	65,000	84,560
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	65,000	68,005
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	36,618
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	31,823
5% 6/1/25	20,000	23,584
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	41,731
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,655
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,963
Series 2014 A, 5% 10/1/21	20,000	20,707
Series 2016:
3.25% 5/15/39	115,000	121,495
3.25% 11/15/45	20,000	21,025
4% 1/1/25	10,000	11,479
4% 7/1/30	60,000	69,232
4% 12/1/31	25,000	27,775
4% 12/1/35	50,000	54,999
Series 2018 A:
5% 10/1/41	10,000	12,237
5% 10/1/48	30,000	36,274
Series 2019:
5% 7/1/27	15,000	19,343
5% 1/1/31	115,000	154,628
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,577
4% 1/1/29	55,000	55,910
4% 1/1/30	60,000	60,932
5% 1/1/34	15,000	15,355
Series 2013:
5% 7/1/22	65,000	68,613
5% 7/1/23	105,000	113,739
5.25% 7/1/31	20,000	21,297
Series 2014, 5% 4/1/27	5,000	5,435
Series 2016, 5% 1/1/27	185,000	209,694
Series 2017 A, 4.5% 12/1/41	15,000	16,292
Series 2017 B, 5% 12/1/24	40,000	44,820
Series 2017 C, 5% 11/1/29	65,000	73,006
Series 2017 D, 3.25% 11/1/26	10,000	10,283
Series 2018 A, 5% 10/1/24	30,000	33,491
Series 2018 B, 5% 10/1/24	30,000	33,491
Series 2019 A, 5% 11/1/25	50,000	56,929
Series 2019 B, 5% 9/1/25	15,000	17,027
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,539
4.25% 6/15/30	5,000	5,047
Series 2013:
5% 6/15/22	35,000	36,839
5% 6/15/23	30,000	32,635
5% 6/15/24	35,000	38,058
5% 6/15/25	45,000	48,916
Series 2016 A, 3% 6/15/33	25,000	24,758
Series 2016 D, 3% 6/15/31	15,000	15,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	44,524
Series 2015 A, 5% 1/1/40	25,000	28,998
Series 2016 A, 5% 12/1/31	10,000	11,986
Series 2019 B, 5% 1/1/28	80,000	103,294
Series B:
5% 1/1/27	35,000	44,071
5% 1/1/30	5,000	6,754
Series C, 5% 1/1/30	30,000	40,526
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,699
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	23,869
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,785
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	36,002
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,980
Series 2002:
0% 12/15/23	20,000	19,246
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,477
Series 2012 B:
4.25% 6/15/42	20,000	20,348
5% 12/15/28	10,000	10,420
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	15,177
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	31,061
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	62,018
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,267

TOTAL ILLINOIS		3,484,874

Indiana - 0.4%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,239
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,327
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	32,703
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	6,027
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,496
5% 2/1/54	25,000	30,953
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,920
Series 2011 A, 5.5% 2/1/33	5,000	5,018
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	46,174
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	91,170

TOTAL INDIANA		319,027

Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,898
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	37,818
Series 2017, 5% 8/1/37	50,000	62,914
Series 2020 A, 5% 8/1/36	55,000	74,747
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	112,461

TOTAL IOWA		298,838

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,495
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,548
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,928
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	59,361

TOTAL KANSAS		164,332

Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	40,410
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,273
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	22,280
5% 9/1/42	25,000	28,563
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,648
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	63,307
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,748

TOTAL KENTUCKY		277,229

Louisiana - 0.9%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	52,810
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	97,538
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,894
Series 2014 D1, 3% 12/1/29	60,000	64,669
Series 2017 A, 5% 4/1/25	25,000	29,917
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	195,000	208,757
Series 2017 A, 3.75% 7/1/47	25,000	26,956
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,416
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	25,047
Series 2016, 4% 5/15/41	20,000	22,131
New Orleans Wtr. Series 2015, 5% 12/1/40	20,000	23,279
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,336
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	26,175

TOTAL LOUISIANA		675,925

Maryland - 1.8%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	49,118
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	26,590
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,847
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,883
Series 2016, 5% 6/1/22	265,000	283,039
Series 2017 B, 5% 8/1/25	40,000	48,754
Series 2019 1, 5% 3/15/31	55,000	73,555
Series 2019, 5% 3/15/30	30,000	40,295
Series A, 5% 3/15/30	30,000	39,094
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	55,795
Series 2017 MD, 4% 12/1/46	15,000	16,911
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,063
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	100,456
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	176,537
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	55,464
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	177,163
5% 6/1/34	65,000	79,437

TOTAL MARYLAND		1,435,001

Massachusetts - 2.7%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,719
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,400
Series A, 5.25% 7/1/28	30,000	40,199
Series B, 5% 7/1/33	85,000	100,835
Series C, 5.5% 7/1/23	5,000	5,658
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	37,013
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	107,983
Series 2016 A, 5% 7/15/40	25,000	38,255
Series 2016 I, 3% 7/1/32	25,000	26,586
Series BB1, 4% 10/1/46	30,000	33,038
Series C, 3% 10/1/45 (FSA Insured)	65,000	68,220
Series D, 4% 7/1/45	45,000	47,816
Series F, 5% 8/15/24	5,000	5,819
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	52,197
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	68,544
Series A, 5% 6/15/25	25,000	29,063
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	6,026
Series 2015 D, 5% 9/1/26	50,000	60,773
Series 2016 B:
4% 7/1/33	25,000	29,186
5% 7/1/27	45,000	58,196
Series 2016 G, 3% 9/1/46	40,000	42,580
Series 2017 E, 5% 11/1/24	30,000	35,457
Series 2017 F, 5% 11/1/44	5,000	6,210
Series 2019 A, 5% 1/1/49	70,000	88,223
Series B:
5% 7/1/26	25,000	31,371
5% 7/1/27	60,000	77,595
Series C:
5% 5/1/30	40,000	55,393
5% 5/1/31	115,000	127,399
Series D, 5% 7/1/26	30,000	37,645
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	48,607
5% 11/1/26	90,000	114,093
Series F, 5% 11/1/40	115,000	144,174
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	16,147
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	103,792
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	43,120
Series 2016 B, 5% 11/15/46	20,000	24,392
Series B, 4% 2/15/42	35,000	37,990
Series C:
5% 8/15/33	85,000	102,343
5% 11/15/34	20,000	24,848
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	87,414

TOTAL MASSACHUSETTS		2,096,319

Michigan - 1.4%
Detroit City School District Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	85,999
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	42,791
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	20,000	20,501
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	42,140
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	43,912
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	11,201
Series 2016 I, 5% 10/15/21	80,000	83,015
Series I:
5% 4/15/26	10,000	12,247
5% 10/15/28	20,000	24,969
5% 10/15/30	35,000	43,426
Series IA, 5% 10/15/22 (Pre-Refunded to 10/15/21 @ 100)	30,000	31,138
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	90,000	103,442
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	71,290
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,744
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	35,817
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	40,579
Series 2016:
3.25% 11/15/42	25,000	26,787
5% 11/15/23	55,000	62,077
Series 2019 A, 4% 2/15/47	30,000	34,512
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	32,428
Series 2010 F, 4% 11/15/47	20,000	22,668
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	16,231
Series 2016 B, 3.5% 12/1/41	5,000	5,347
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	70,903
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	61,569
5% 6/30/28 (b)	45,000	57,316
5% 12/31/31 (b)	15,000	18,966
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	12,440

TOTAL MICHIGAN		1,119,455

Minnesota - 1.1%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	27,805
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	120,437
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,421
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,080
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	38,967
Series 2018 B, 3.25% 8/1/36	55,000	62,126
Series 2019 B, 5% 8/1/27	80,000	103,882
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	152,177
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	92,244
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	33,963
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,873
Series 2019, 5% 5/1/48	20,000	24,588
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	93,856

TOTAL MINNESOTA		831,419

Mississippi - 0.4%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	131,791
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	54,942
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	155,770
5% 10/15/28	5,000	6,272

TOTAL MISSISSIPPI		348,775

Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,514
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	44,776
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	89,507
Series 2014 A:
4% 6/1/32	40,000	43,384
5% 6/1/29	55,000	62,419
Series 2014 F, 4.25% 11/15/48	15,000	16,240
Series 2016, 5% 11/15/28	30,000	36,654
Series 2017 C:
3.625% 11/15/47	25,000	27,098
4% 11/15/49	55,000	61,932
Series 2019 A, 4% 2/15/49	35,000	40,023
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,813
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,947

TOTAL MISSOURI		528,307

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,780
Nebraska - 0.1%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,909
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	38,335
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,740

TOTAL NEBRASKA		118,984

Nevada - 0.7%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	82,172
Series 2019 A:
5% 12/1/24	5,000	5,914
5% 12/1/28	15,000	19,921
Series 2019, 5% 6/1/25	25,000	30,081
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	63,023
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,821
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	115,000	125,670
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	114,954
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	54,025

TOTAL NEVADA		527,581

New Jersey - 3.9%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	67,792
5% 11/1/31	20,000	25,208
Series UU:
5% 6/15/40	30,000	32,834
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,823
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	23,949
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,436
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	22,424
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,933
Series 2013 NN:
4% 3/1/29	15,000	15,734
5% 3/1/26	40,000	43,250
5% 3/1/31	10,000	10,694
Series 2013, 5% 3/1/24	50,000	54,396
Series 2014 PP:
4% 6/15/30	15,000	16,076
5% 6/15/27	65,000	72,905
Series 2014 UU, 5% 6/15/30	10,000	11,110
Series 2015 XX, 4% 6/15/24	50,000	54,751
Series B, 5% 11/1/26	5,000	6,071
Series NN, 5% 3/1/28	35,000	37,641
Series UU, 4% 6/15/32	95,000	101,356
Series WW, 5.25% 6/15/28	45,000	52,429
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	40,000	45,410
Series 2015 A, 5% 7/1/22	145,000	155,433
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	26,803
Series 2017 B, 4% 7/1/35	50,000	59,650
Series A, 4% 7/1/47	40,000	42,954
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,807
Series 2014:
4% 6/1/34	15,000	16,590
5% 6/1/21	55,000	56,031
Series 2016, 5% 6/1/24	25,000	28,772
Series O:
5.25% 8/1/21	35,000	35,975
5.25% 8/1/22	5,000	5,381
Series Q, 5% 8/15/21	30,000	30,081
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	93,264
5% 10/1/27	10,000	11,945
Series 2016, 3% 7/1/32	25,000	25,896
Series 2017 A, 4% 7/1/52	25,000	27,997
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	27,168
Series 2019 A, 5% 12/1/27	35,000	44,610
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	57,164
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	77,991
Series 2012 B, 5% 1/1/28	40,000	43,485
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,524
Series 2014 A, 5% 1/1/29	5,000	5,720
Series 2015 E, 5% 1/1/45	45,000	51,057
Series 2016 A, 5% 1/1/33	30,000	35,603
Series 2017 B, 4% 1/1/35	5,000	5,828
Series 2017 E, 5% 1/1/29	10,000	12,817
Series 2017 G:
4% 1/1/43	25,000	28,583
5% 1/1/37	65,000	80,786
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,734
0% 12/15/32 (FSA Insured)	10,000	7,959
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,588
Series 2008 A:
0% 12/15/37	5,000	3,094
0% 12/15/38	65,000	38,719
Series 2010 A:
0% 12/15/25	10,000	9,253
0% 12/15/27	30,000	26,352
0% 12/15/29	30,000	24,713
0% 12/15/32	35,000	25,950
0% 12/15/33	10,000	7,155
Series 2011 A, 5% 6/15/26	75,000	76,434
Series 2011 B, 5.5% 6/15/31	60,000	61,250
Series 2012 A, 5% 6/15/42	50,000	52,331
Series 2012 AA:
3.25% 6/15/38	90,000	90,668
4% 6/15/30	50,000	51,641
5% 6/15/38	20,000	20,983
Series 2014 AA, 5% 6/15/38	20,000	21,933
Series 2015 AA, 5.25% 6/15/32	5,000	5,756
Series 2016 A, 5% 6/15/30	25,000	29,158
Series 2016 A-2, 5% 6/15/23	50,000	55,012
Series 2018 A, 5% 12/15/24	20,000	23,085
Series 2019 AA, 4.5% 6/15/49	65,000	73,702
Series A:
0% 12/15/26	70,000	63,170
0% 12/15/31	70,000	53,877
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,761
4.25% 12/15/38	20,000	22,814
Series A1, 4.1% 6/15/31	55,000	60,708
Series AA:
4% 6/15/31	10,000	10,319
4% 6/15/36	30,000	33,897
4% 6/15/38	55,000	62,774
5% 6/15/23	5,000	5,521
5% 6/15/44	20,000	21,333
5.25% 6/15/27	30,000	35,063
Series C, 5.25% 6/15/32	35,000	39,759

TOTAL NEW JERSEY		3,069,603

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	32,259
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	55,931
5% 7/1/25	155,000	187,699

TOTAL NEW MEXICO		275,889

New York - 15.8%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,817
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,844
Series 2017 A:
5% 7/1/24	30,000	34,850
5% 10/1/29	35,000	44,211
5% 10/1/47	70,000	114,246
Series 2018 A, 5% 7/1/21	10,000	10,238
Series 2018 B, 5% 10/1/38	45,000	57,285
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	33,797
5% 2/15/39	70,000	84,514
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	108,974
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (FSA Insured)	125,000	117,503
Series 2012 B, 5% 9/1/25	35,000	37,631
Series 2016 B, 5% 9/1/46	10,000	11,919
Series 2017:
5% 9/1/23	55,000	61,937
5% 9/1/47	20,000	24,471
Series 2018, 5% 9/1/35	30,000	38,527
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	447,315
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	655,000	710,027
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	51,166
Series 2013 J, 5% 8/1/21	55,000	56,525
Series 2016, 3% 8/1/34	75,000	79,803
Series 2017, 5% 8/1/27	95,000	121,727
Series 2018 1, 5% 8/1/28	30,000	38,252
Series 2019 D, 5% 12/1/34	25,000	32,005
Series 2019 E, 5% 8/1/34	70,000	90,049
Series 2020 A, 4% 8/1/44	80,000	93,008
Series A, 5% 8/1/37	140,000	168,734
Series B1, 5% 10/1/32	55,000	72,648
Series C, 3% 8/1/29	50,000	55,129
Series E:
5% 8/1/25	15,000	16,469
5% 8/1/26	25,000	31,170
Series F, 5% 8/1/24	35,000	39,250
Series F1, 5% 3/1/27	80,000	87,961
Series J, 5% 8/1/24	35,000	40,724
New York City Hsg. Dev. Corp. Series 2016 I1A, 3.95% 11/1/36	10,000	10,955
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	102,017
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	36,545
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	12,151
0% 3/1/44	90,000	45,216
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	7,228
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,569
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	71,866
Series 2015 HH, 5% 6/15/29	5,000	6,008
Series 2016 CC1, 4% 6/15/38	25,000	29,302
Series 2017 DD, 5.25% 6/15/47	60,000	75,332
Series 2018 AA, 5% 6/15/37	25,000	31,415
Series 2018 CC, 4% 6/15/37	60,000	69,928
Series 2018 DD1, 5% 6/15/48	140,000	175,171
Series 2019 DD, 5.25% 6/15/49	60,000	75,865
Series 2020 CC1, 4% 6/15/49	65,000	76,735
Series BB, 5% 6/15/49	90,000	115,105
Series CC:
4% 6/15/42	15,000	17,952
5% 6/15/30	25,000	34,249
Series DD:
5% 6/15/25	60,000	68,338
5% 6/15/36	55,000	63,187
Series EE, 5% 6/15/34	45,000	54,688
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	75,000	86,876
Series 2015 S2, 5% 7/15/40	80,000	94,718
Series 2018 S4, 5% 7/15/31	10,000	12,852
Series S1:
5% 7/15/27	55,000	64,783
5% 7/15/35	95,000	117,397
Series S4, 5.25% 7/15/35	35,000	45,028
New York City Transitional Fin. Auth. Rev.:
Series 2011 A, 5% 11/1/23	100,000	103,941
Series 2014, 5% 11/1/25	55,000	63,551
Series 2016 A, 5% 5/1/40	105,000	124,407
Series 2017 B, 4% 8/1/37	50,000	57,094
Series 2017 F, 5% 5/1/31	50,000	62,585
Series 2018 A2, 5% 8/1/39	55,000	67,449
Series 2018 B, 4% 8/1/36	50,000	58,211
Series 2018 C3, 4% 5/1/44	10,000	11,472
Series 2019 A, 5% 8/1/40	75,000	94,046
Series 2019 C, 4% 11/1/37	70,000	83,296
Series A, 4% 11/1/35	20,000	24,687
Series A1, 5% 5/1/23	40,000	44,431
Series B, 4% 8/1/39	5,000	5,855
Series B1, 5% 11/1/37	100,000	118,707
Series C, 3.25% 11/1/43	30,000	32,903
Series C1, 4% 5/1/40	90,000	108,851
Series E, 5% 2/1/40	115,000	138,955
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	58,484
4% 4/1/27	35,000	41,233
4% 4/1/28	40,000	46,808
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	25,000	10,835
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	237,018
Series 2016 D, 5% 2/15/26	40,000	49,420
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	28,479
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,716
5% 7/1/30	30,000	40,339
Series 2014 A, 5.5% 1/1/39	30,000	32,143
Series 2015 A:
3.75% 7/1/46	55,000	59,353
5% 5/1/21	115,000	116,576
5% 7/1/21	60,000	61,278
5% 5/1/33	35,000	40,744
Series 2018 A, 5% 8/1/29	105,000	129,933
Series 2019 A:
4% 7/1/45	30,000	35,311
5% 7/1/23	135,000	151,228
5% 7/1/27	100,000	128,072
Series 2019 C, 4% 7/1/49	30,000	35,082
Series 2020 A2, 5% 7/1/31	25,000	34,613
Series 2020, 3% 2/1/50	100,000	105,579
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	171,348
Series 2016 A, 5% 3/15/29	70,000	86,567
Series 2017 A:
5% 3/15/43	75,000	91,094
5% 3/15/44	15,000	18,186
Series 2018, 5% 3/15/48	25,000	31,209
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	45,206
Series 2019 B, 5% 6/15/31	25,000	33,741
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	39,491
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	15,404
5% 11/15/23	30,000	32,528
5% 11/15/25	80,000	86,604
Series 2016 A, 5% 11/15/26	35,000	43,767
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,452
Series 2012 F:
5% 11/15/25	45,000	47,580
5% 11/15/30	220,000	231,953
Series 2013 C, 5% 11/15/21	50,000	51,260
Series 2014 D1, 5% 11/15/33	170,000	186,718
Series 2015 D1, 5% 11/15/31	20,000	22,489
Series 2015 F, 3.25% 11/15/31	160,000	160,232
Series 2016 B, 5% 11/15/29	115,000	132,613
Series 2016 C, 4% 11/15/26	65,000	71,776
Series 2016 D, 5% 11/15/27	30,000	34,774
Series 2017 B, 5% 11/15/23	55,000	59,533
Series 2017 C1:
5% 11/15/24	40,000	44,390
5% 11/15/25	15,000	17,046
5% 11/15/28	35,000	41,755
Series 2017 D, 4% 11/15/42	15,000	16,273
Series 2018 B:
5% 11/15/25	15,000	17,046
5% 11/15/27	80,000	94,750
5% 11/15/28	50,000	60,256
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	84,363
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	40,760
Series 2017 B, 5% 2/15/39	110,000	135,994
Series 2019 A, 5% 3/15/40	15,000	18,963
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	210,624
Series 2019 A, 5% 2/15/49	30,000	38,736
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,383
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	67,541
Series 2019 R, 3.15% 11/1/54	5,000	5,195
Series L, 3.45% 11/1/42	15,000	16,171
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,988
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,413
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	310,000	366,572
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	35,059
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	262,150
Series 2016 A, 5% 1/1/51	35,000	40,566
Series J, 5% 1/1/27	175,000	198,221
Series K:
5% 1/1/28	40,000	46,944
5% 1/1/29	50,000	58,616
Series L, 5% 1/1/34	35,000	43,929
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 5% 3/15/30	70,000	72,171
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	17,989
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	21,014
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	118,604
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,990
Series 2016 A, 5% 3/15/26	40,000	49,550
Series 2017 C, 5% 3/15/27	90,000	114,685
Series 2019 A:
5% 3/15/42	10,000	12,495
5% 3/15/44	25,000	31,096
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	98,312
5% 12/1/40	65,000	84,977
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	105,000	113,428
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,786
5% 5/1/27	10,000	11,186
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	53,127
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	71,530
Series 2012 B:
5% 11/15/23	100,000	108,767
5% 11/15/29	35,000	37,959
Series 2013 A, 0% 11/15/32	90,000	70,965
Series 2016 A, 5% 11/15/41	25,000	29,718
Series 2018 C, 5% 11/15/37	25,000	31,807
Series 2019 A, 5% 11/15/49	40,000	50,024
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,443
Series 2017, 5% 12/15/41	50,000	62,975
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	90,000	93,578
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	31,321

TOTAL NEW YORK		12,464,613

New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	80,000	94,335
Series 194, 5% 10/15/30	15,000	17,960
Series 198, 5% 11/15/46	50,000	59,642
Series 202, 5% 10/15/30 (b)	30,000	36,972
Series 207, 5% 9/15/26 (b)	5,000	6,193
Series 209:
5% 7/15/21	250,000	256,367
5% 7/15/31	30,000	38,708
Series 211, 4% 9/1/43	55,000	63,498
Series 212, 5% 9/1/32	175,000	230,088
Series 214, 5% 9/1/33 (b)	60,000	77,106

TOTAL NEW YORK AND NEW JERSEY		880,869

North Carolina - 1.5%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	130,350
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	123,292
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	66,296
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	29,588
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	86,390
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	80,613
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	74,354
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	12,210
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	114,685
Series 2016 A, 5% 6/1/27	40,000	49,913
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	82,977
Series 2019:
5% 3/1/31	5,000	6,583
5% 3/1/32	30,000	39,257
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,142
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 12/1/45	10,000	10,351
Series 2020 A, 4% 10/1/45	45,000	49,885
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	125,933
5% 1/1/30	55,000	69,805

TOTAL NORTH CAROLINA		1,188,624

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series C, 3.35% 7/1/42	40,000	43,279
Ohio - 2.1%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	31,997
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	203,888
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	29,571
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	34,797
Series 2018 A, 5% 4/1/30	30,000	39,625
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,684
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,391
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	102,935
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	70,399
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	63,119
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	28,196
5% 9/15/26	35,000	44,197
Series 2015 C, 5% 11/1/28	25,000	29,880
Series 2016 A, 5% 12/15/22	150,000	164,244
Series 2017 C, 5% 8/1/26	20,000	25,161
Series 2018 A, 5% 2/1/29	15,000	18,421
Series R, 5% 5/1/24	110,000	127,540
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	50,639
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	35,060
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	20,000	21,978
4% 3/1/49	15,000	16,038
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	50,945
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,236
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	18,086
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	110,084
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,881
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	38,318
Series 2020 A, 5% 12/1/37	115,000	154,356
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,194

TOTAL OHIO		1,686,860

Oklahoma - 0.9%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,932
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	226,196
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,681
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	34,208
5% 1/1/47	30,000	36,240
Series 2017 D:
5% 1/1/25	100,000	118,754
5% 1/1/26	5,000	6,161
5% 1/1/27	100,000	126,995
Series 2017 E, 4% 1/1/31	100,000	118,071
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,775

TOTAL OKLAHOMA		730,013

Oregon - 1.2%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	112,610
Clackamas County School District No. 46:
Series 2009, 0% 6/15/32	50,000	42,006
Series B, 0% 6/15/34	20,000	15,940
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,622
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	77,232
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	225,000	245,230
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	90,999
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	38,603
Oregon Gen. Oblig. Series A, 4% 5/1/37	75,000	92,122
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,875
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	83,343
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	68,323
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,824

TOTAL OREGON		928,729

Pennsylvania - 3.7%
Allegheny County Series C77, 5% 11/1/43	25,000	31,324
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	34,171
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	96,793
Bristol School District Series 2013, 5% 6/1/40	30,000	32,840
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,289
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	166,247
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,765
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,970
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,598
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	107,720
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	125,000	161,269
5% 11/15/28	85,000	108,146
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	21,753
5% 12/31/28 (b)	40,000	47,623
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	112,071
Series 2013, 5% 10/15/22	20,000	21,699
Series 2015 1:
5% 8/15/23	5,000	5,606
5% 3/15/26	85,000	101,861
Series 2015:
4% 8/15/34	25,000	28,337
5% 3/15/24	70,000	80,350
5% 8/15/32	60,000	71,292
Series 2016 2, 3% 9/15/36	15,000	16,144
Series 2016, 5% 9/15/23	35,000	39,377
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	153,573
Series 2016 C:
3% 8/15/41	35,000	36,979
5% 8/15/25	55,000	66,882
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,402
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,442
Series 2017 123B, 3.45% 10/1/32	15,000	16,410
Series 2017 125B, 3.65% 10/1/42	20,000	21,358
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	143,030
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	20,000	20,390
Series 2014 A, 0% 12/1/39 (c)	35,000	36,953
Series 2014 C:
5% 12/1/39	150,000	171,786
5% 12/1/44	50,000	56,866
Series 2017 B, 5.25% 6/1/47	55,000	66,033
Series 2017, 5% 12/1/40	10,000	12,113
Series 2019 A:
5% 12/1/34	100,000	130,294
5% 12/1/35	35,000	44,517
Series 2019, 5% 12/1/32	10,000	12,869
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	117,524
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	51,975
Series 2017 A, 4% 9/1/42	25,000	27,569
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	46,068
Series 2015 B, 5% 8/1/25	15,000	17,994
Series 2017 A, 5% 8/1/23	20,000	22,281
Series 2019 B, 5% 2/1/21	25,000	25,081
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,606
Series 2016 F, 5% 9/1/21	155,000	159,537
Series 2018 B, 4% 9/1/43	20,000	23,307
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	13,199
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	51,937

TOTAL PENNSYLVANIA		2,959,220

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	80,540
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	175,000	178,529
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	105,263
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	22,437

TOTAL RHODE ISLAND		127,700

South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,535
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	130,822
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	26,387
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,005
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	104,970
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,727
Series 2014 C:
5% 12/1/29	25,000	29,108
5% 12/1/36	25,000	28,817
Series 2015, 5% 12/1/23	60,000	67,856
Series 2016 A, 3.25% 12/1/35	10,000	10,793
Series A, 3% 12/1/41	20,000	21,078
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	55,153

TOTAL SOUTH CAROLINA		550,251

Tennessee - 1.2%
Blount County Series 2016 B, 5% 6/1/27	70,000	86,924
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	20,822
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,705
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	38,026
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	32,575
Series 2016 A, 4% 1/1/42	15,000	16,668
Series 2019, 4% 11/15/43	5,000	5,711
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	77,471
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	52,045
4% 7/1/54	35,000	40,273
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,977
Series 2006 A, 5.25% 9/1/26	20,000	24,561
Series 2006 C:
5% 2/1/24	15,000	16,908
5% 2/1/27	15,000	18,212
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	61,877
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	81,505
3.8% 7/1/43	45,000	45,599
Tennessee Hsg. Dev. Agcy. Residential Series 2020 1A, 2.4% 1/1/44	25,000	25,467
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	180,000	189,702
Series A, 5% 11/1/42	50,000	61,997

TOTAL TENNESSEE		952,025

Texas - 9.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,666
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	17,074
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	68,642
Series 2017, 4% 8/1/33	5,000	5,787
Series 2019, 4% 8/1/35	25,000	30,209
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	223,554
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,680
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	16,053
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	191,456
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	65,701
Series 2016, 3.375% 1/1/41	45,000	47,919
City of Denton Series 2017, 4% 2/15/47	15,000	17,160
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	55,968
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	44,990
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	86,362
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	60,101
Series 2020 A, 3% 2/15/35	180,000	213,556
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	97,883
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	120,000	124,009
Series 2013 D, 5.25% 11/1/25	35,000	36,454
Series 2013 F, 5% 11/1/21	30,000	31,142
Series 2014 A, 5.25% 11/1/27 (b)	10,000	11,255
Series 2020 A, 5% 11/1/30	65,000	88,365
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	51,522
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	22,788
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	70,334
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	23,509
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	135,000	172,325
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	35,295
Series 2019, 4% 8/15/39	35,000	42,445
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/31 (c)	165,000	194,721
0% 10/1/32 (c)	35,000	41,232
0% 10/1/48 (c)	70,000	80,980
Series 2018 A, 5% 10/1/37	40,000	50,748
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	60,693
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,883
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,044
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	12,459
0% 11/15/49 (FSA Insured)	35,000	10,321
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,620
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,045
0% 9/1/33 (AMBAC Insured)	120,000	86,122
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,961
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	26,349
5% 2/15/24	15,000	16,472
Series 2017:
5% 2/15/22	15,000	15,809
5% 2/15/23	20,000	22,021
5% 2/15/27	30,000	38,211
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/25	50,000	58,975
Series 2017 B, 5% 11/15/29	90,000	115,875
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	47,383
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,858
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	101,721
Katy Independent School District Series 2019, 4% 2/15/40	35,000	41,502
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	32,059
Series 2016 A:
0% 8/16/44	30,000	13,198
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	10,000	4,693
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	102,675
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	100,000	100,398
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/30	195,000	230,338
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	12,412
Midland County No. 1 (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	105,174
0% 9/15/35	50,000	31,306
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	120,689
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	44,738
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	53,048
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	65,029
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,746
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	22,629
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	18,304
Series 2015 A, 5% 1/1/27	100,000	118,054
Series 2017 B, 5% 1/1/25	35,000	38,115
Series 2018:
4.25% 1/1/49	5,000	5,735
5% 1/1/48	70,000	83,795
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	131,407
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,116
San Antonio Elec. & Gas Sys. Rev. Series 2015:
5% 2/1/23	80,000	87,956
5% 2/1/27	30,000	36,891
5% 2/1/32	45,000	54,660
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	175,000	208,737
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	26,205
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,872
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	62,765
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	50,000	52,884
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	108,239
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	62,461
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	36,976
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	77,691
5% 10/1/23	15,000	16,959
5% 10/1/25	110,000	129,444
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	57,569
Series 2015 A, 5% 10/1/24	45,000	52,973
Series 2016 A, 5% 4/1/30	50,000	61,632
Series 2017 B, 5% 10/1/33	35,000	44,696
Series 2018 B, 5% 8/1/24	30,000	35,081
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	160,000	159,512
Series A, 0% 8/15/29 (AMBAC Insured)	15,000	13,161
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	40,000	41,614
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	48,510
Series 2015 C, 5% 8/15/34	55,000	62,514
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	75,401
Series 2018 A, 4% 10/15/37	10,000	12,088
Series 2018 B, 4% 10/15/34	5,000	6,161
Series 2019 A, 4% 10/15/49	160,000	192,469
Series 2020, 5% 8/1/33	55,000	75,069
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	79,062
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	57,337
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	20,000	20,597
Series 2016 J:
5% 8/15/24	115,000	134,959
5% 8/15/25	60,000	73,116
5% 8/15/26	20,000	25,191
Series 2017 B, 3.375% 8/15/44	15,000	16,491
Series 2019 A, 5% 8/15/31	15,000	20,122
Waller Independent School District Series 2020, 4% 2/15/50	15,000	18,200

TOTAL TEXAS		7,137,132

Utah - 0.3%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	25,632
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	145,000	153,265
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	11,991
5% 6/15/29	20,000	23,768
Series 2016, 4% 12/15/29	25,000	28,566

TOTAL UTAH		243,222

Virginia - 1.7%
Arlington County Series 2019, 4% 6/15/35	85,000	105,704
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,285
Series 2017, 5% 3/15/27	15,000	19,204
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	48,206
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	99,977
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	36,666
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	37,963
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	46,288
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	30,000	40,281
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,928
Series 2017 E, 5% 2/1/24	45,000	51,566
Series 2019 C, 5% 2/1/30	45,000	60,001
Series 2017 A:
5% 2/1/23	80,000	88,026
5% 2/1/24	60,000	68,755
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	57,628
Series 2016, 3% 5/15/40	45,000	48,418
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	42,017
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,415
Series 2018 A, 5% 8/1/28	25,000	33,198
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	282,948
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,335
Series 2012, 5.25% 1/1/32 (b)	60,000	63,081
Series 2014, 4% 10/1/38	5,000	5,411

TOTAL VIRGINIA		1,311,301

Washington - 3.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	56,544
5% 11/1/35	65,000	79,955
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	22,316
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	122,795
5% 7/1/28	10,000	12,415
Series 2017 A, 5% 7/1/26	50,000	53,540
Series 2018 C, 5% 7/1/33	65,000	84,095
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	54,736
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,796
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,056
King County School District 210 Series 2018, 5% 12/1/30	90,000	115,700
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (b)	170,000	205,329
Series 2018 B:
5% 5/1/24 (b)	75,000	85,350
5% 5/1/25 (b)	65,000	76,435
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	42,735
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	234,425
Series 2013 A, 4% 8/1/35	55,000	57,751
Series 2014 A, 5% 8/1/26	10,000	11,214
Series 2014 B:
5% 8/1/29	25,000	27,988
5% 8/1/31	55,000	61,467
Series 2015 B, 5% 2/1/28	40,000	47,494
Series 2015 G, 5% 7/1/26	100,000	118,754
Series 2015 H:
5% 7/1/26	25,000	29,689
5% 7/1/29	15,000	17,695
Series 2016 A1, 5% 8/1/29	90,000	108,509
Series 2016 B, 5% 7/1/32	50,000	60,693
Series 2016 C, 5% 2/1/35	30,000	36,371
Series 2018 D, 5% 8/1/28	30,000	38,585
Series 2020 A, 5% 1/1/26	20,000	24,676
Series 2020 E, 5% 6/1/45	55,000	71,234
Series R 2015 C, 5% 7/1/27	25,000	29,601
Series R 2017 A, 5% 8/1/33	40,000	49,425
Series R, 5% 7/1/29	100,000	117,967
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	51,748
Series 2012 A, 5% 10/1/38	5,000	5,756
Series 2014 C, 4% 10/1/44	55,000	59,211
Series 2015 B, 5% 8/15/24	185,000	216,013
Series 2017 B, 3.5% 8/15/38	70,000	77,190
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	41,050
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	89,912
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,207

TOTAL WASHINGTON		2,802,422

West Virginia - 0.4%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	258,710
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	21,214

TOTAL WEST VIRGINIA		279,924

Wisconsin - 1.0%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	54,342
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,300
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,426
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	33,304
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	50,603
Series 2016 2, 5% 11/1/29	65,000	80,207
Series 3, 5% 11/1/31	25,000	31,693
Series A, 4% 5/1/27	20,000	23,850
Series D, 5% 5/1/23	115,000	127,825
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,683
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	57,277
3.5% 2/15/46	20,000	20,772
4% 11/15/39	50,000	56,879
Series 2017 A, 5% 4/1/28	5,000	6,329
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	16,087	16,692
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	78,052
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	42,329
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,840

TOTAL WISCONSIN		757,403

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	32,838
TOTAL MUNICIPAL BONDS
(Cost $75,660,083)		77,659,124
	Shares	Value

Money Market Funds - 1.6%
Fidelity Municipal Cash Central Fund .13% (d)(e)
(Cost $1,260,000)	1,259,874	1,260,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $76,920,083)		78,919,124
NET OTHER ASSETS (LIABILITIES) - 0.0%		22,072
NET ASSETS - 100%		$78,941,196

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$460
Total	$460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$77,659,124	$--	$77,659,124	$--
Money Market Funds	1,260,000	1,260,000	--	--
Total Investments in Securities:	$78,919,124	$1,260,000	$77,659,124	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.6%
Transportation	15.8%
Special Tax	11.1%
Water & Sewer	9.9%
Health Care	9.3%
Escrowed/Pre-Refunded	7.1%
Education	6.5%
Others* (Individually Less Than 5%)	7.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $75,660,083)	$77,659,124
Fidelity Central Funds (cost $1,260,000)	1,260,000
Total Investment in Securities (cost $76,920,083)		$78,919,124
Cash		109,225
Receivable for investments sold		342
Receivable for fund shares sold		46,805
Interest receivable		844,246
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		57
Receivable from investment adviser for expense reductions		6,803
Other receivables		237
Total assets		79,926,848
Liabilities
Payable for investments purchased	$856,478
Payable for fund shares redeemed	11,045
Distributions payable	89,152
Accrued management fee	3,228
Other payables and accrued expenses	25,749
Total liabilities		985,652
Net Assets		$78,941,196
Net Assets consist of:
Paid in capital		$76,976,023
Total accumulated earnings (loss)		1,965,173
Net Assets		$78,941,196
Net Asset Value, offering price and redemption price per share ($78,941,196 ÷ 3,828,719 shares)		$20.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Interest		$594,235
Income from Fidelity Central Funds		460
Total income		594,695
Expenses
Management fee	$17,911
Custodian fees and expenses	1,437
Independent trustees' fees and expenses	106
Registration fees	8,799
Audit	29,498
Legal	86
Miscellaneous	122
Total expenses before reductions	57,959
Expense reductions	(32,793)
Total expenses after reductions		25,166
Net investment income (loss)		569,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,349)
Total net realized gain (loss)		(35,349)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,169,538
Fidelity Central Funds	66
Total change in net unrealized appreciation (depreciation)		1,169,604
Net gain (loss)		1,134,255
Net increase (decrease) in net assets resulting from operations		$1,703,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$569,529	$520,109
Net realized gain (loss)	(35,349)	(940)
Change in net unrealized appreciation (depreciation)	1,169,604	829,437
Net increase (decrease) in net assets resulting from operations	1,703,784	1,348,606
Distributions to shareholders	(568,262)	(518,955)
Share transactions
Proceeds from sales of shares	43,203,189	68,297,144
Reinvestment of distributions	81,127	164,498
Cost of shares redeemed	(20,302,757)	(14,467,178)
Net increase (decrease) in net assets resulting from share transactions	22,981,559	53,994,464
Total increase (decrease) in net assets	24,117,081	54,824,115
Net Assets
Beginning of period	54,824,115	–
End of period	$78,941,196	$54,824,115
Other Information
Shares
Sold	2,114,399	3,426,876
Issued in reinvestment of distributions	3,967	8,180
Redeemed	(996,299)	(728,404)
Net increase (decrease)	1,122,067	2,706,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Bond Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$20.00
Income from Investment Operations
Net investment income (loss)B	.162	.333
Net realized and unrealized gain (loss)	.361	.254
Total from investment operations	.523	.587
Distributions from net investment income	(.163)	(.327)
Total distributions	(.163)	(.327)
Net asset value, end of period	$20.62	$20.26
Total ReturnC,D	2.59%	2.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.16%G	.45%G
Expenses net of fee waivers, if any	.07%G	.07%G
Expenses net of all reductions	.07%G	.07%G
Net investment income (loss)	1.58%G	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$78,941	$54,824
Portfolio turnover rateH	25%G	8%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,073,505
Gross unrealized depreciation	(66,591)
Net unrealized appreciation (depreciation)	$2,006,914
Tax cost	$76,912,210

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(940)
Total capital loss carryforward	$(940)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	32,256,787	8,829,478

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Municipal Bond Index Fund	$65

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $32,532.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $261.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 11% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Actual	.07%	$1,000.00	$1,025.90	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Municipal Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through October 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MBX-SANN-0221
1.9894030.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 17, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 17, 2021